UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Balanced Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Balanced Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Balanced Fund

June 30, 2015

Performance1,2

Portfolio Managers Charles B. Gaffney, Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/1932	04/01/1932	2.90%	5.20%	12.05%	7.29%
Class A with 5.75% Maximum Sales Charge	—	—	–3.06	–0.86	10.74	6.66
Class B at NAV	11/02/1993	04/01/1932	2.56	4.44	11.23	6.48
Class B with 5% Maximum Sales Charge	—	—	–2.41	–0.23	10.97	6.48
Class C at NAV	11/02/1993	04/01/1932	2.57	4.34	11.20	6.50
Class C with 1% Maximum Sales Charge	—	—	1.58	3.41	11.20	6.50
Class I at NAV	09/28/2012	04/01/1932	3.01	5.44	12.20	7.36
S&P 500 Index	—	—	1.23%	7.42%	17.33%	7.89%
Barclays U.S. Aggregate Bond Index	—	—	–0.10	1.86	3.35	4.44
Blend of 60% S&P 500 Index and	—	—	0.79	5.27	11.77	6.79
40% Barclays U.S. Aggregate Bond Index

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.14%	1.89%	1.88%	0.89%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Balanced Fund

June 30, 2015

Fund Profile4

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Balanced Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.

Fund profile subject to change due to active management.

4

Eaton Vance

Balanced Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.00	$5.28	1.05%
Class B	$1,000.00	$1,025.60	$9.04	1.80%
Class C	$1,000.00	$1,025.70	$9.04	1.80%
Class I	$1,000.00	$1,030.10	$4.08	0.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	1.05%
Class B	$1,000.00	$1,015.90	$9.00	1.80%
Class C	$1,000.00	$1,015.90	$9.00	1.80%
Class I	$1,000.00	$1,020.80	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Balanced Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investment in Core Bond Portfolio, at value (identified cost, $134,343,410)	$132,470,017
Investment in Stock Portfolio, at value (identified cost, $177,074,019)	202,973,282
Receivable for Fund shares sold	1,662,730
Total assets	$337,106,029

Liabilities
Payable for Fund shares redeemed	$273,945
Payable to affiliates:
Administration fee	10,980
Distribution and service fees	115,277
Trustees’ fees	125
Accrued expenses	81,778
Total liabilities	$482,105
Net Assets	$336,623,924

Sources of Net Assets
Paid-in capital	$303,048,736
Accumulated net realized gain from Portfolios	10,133,693
Accumulated distributions in excess of net investment income	(584,375)
Net unrealized appreciation from Portfolios	24,025,870
Net Assets	$336,623,924

Class A Shares
Net Assets	$215,323,671
Shares Outstanding	25,630,497
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.40
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.91

Class B Shares
Net Assets	$9,329,965
Shares Outstanding	1,109,647
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.41

Class C Shares
Net Assets	$78,773,074
Shares Outstanding	9,330,666
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.44

Class I Shares
Net Assets	$33,197,214
Shares Outstanding	3,950,541
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.40

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends allocated from Portfolios (net of foreign taxes, $13,418)	$1,822,421
Interest allocated from Portfolios	1,539,349
Securities lending income allocated from Portfolios, net	3,817
Expenses allocated from Portfolios	(983,888)
Total investment income from Portfolios	$2,381,699

Expenses
Administration fee	$62,894
Distribution and service fees
Class A	258,393
Class B	49,125
Class C	342,984
Trustees’ fees and expenses	250
Custodian fee	16,563
Transfer and dividend disbursing agent fees	107,170
Legal and accounting services	26,521
Printing and postage	19,379
Registration fees	36,455
Miscellaneous	7,010
Total expenses	$926,744

Net investment income	$1,454,955

Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) —
Investment transactions	$9,813,876
Financial futures contracts	(42,061)
Foreign currency transactions	614
Net realized gain	$9,772,429
Change in unrealized appreciation (depreciation) —
Investments	$(2,858,795)
Financial futures contracts	32,558
Foreign currency	(1,153)
Net change in unrealized appreciation (depreciation)	$(2,827,390)

Net realized and unrealized gain	$6,945,039

Net increase in net assets from operations	$8,399,994

7	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$1,454,955	$2,197,222
Net realized gain from investment transactions, written options, financial futures contracts and foreign currency transactions	9,772,429	29,837,677
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts and foreign currency	(2,827,390)	(9,430,495)
Net increase in net assets from operations	$8,399,994	$22,604,404
Distributions to shareholders —
From net investment income
Class A	$(1,493,607)	$(2,315,684)
Class B	(37,330)	(53,704)
Class C	(298,689)	(247,555)
Class I	(258,150)	(181,805)
From net realized gain
Class A	(6,039,816)	(14,891,057)
Class B	(275,311)	(784,781)
Class C	(2,102,659)	(4,269,532)
Class I	(893,152)	(1,594,882)
Total distributions to shareholders	$(11,398,714)	$(24,339,000)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,740,042	$44,507,156
Class B	980,287	1,301,256
Class C	22,738,303	25,806,988
Class I	13,298,396	19,585,616
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,751,792	15,348,227
Class B	256,530	686,402
Class C	2,131,799	3,879,091
Class I	864,133	1,398,802
Cost of shares redeemed
Class A	(20,642,648)	(35,438,568)
Class B	(893,580)	(1,914,376)
Class C	(5,566,862)	(8,252,453)
Class I	(4,995,008)	(1,936,135)
Net asset value of shares exchanged
Class A	983,323	1,917,883
Class B	(983,323)	(1,917,883)
Net increase in net assets from Fund share transactions	$47,663,184	$64,972,006

Net increase in net assets	$44,664,464	$63,237,410

Net Assets
At beginning of period	$291,959,460	$228,722,050
At end of period	$336,623,924	$291,959,460

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(584,375)	$48,446

8	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.460		$8.460	$7.570	$6.910	$6.940	$6.470

Income (Loss) From Operations
Net investment income(1)	$0.046		$0.090	$0.077	$0.096	$0.107	$0.093
Net realized and unrealized gain (loss)	0.203		0.703	1.491	0.694	(0.016)	0.477

Total income from operations	$0.249		$0.793	$1.568	$0.790	$0.091	$0.570

Less Distributions
From net investment income	$(0.061)		$(0.110)	$(0.101)	$(0.130)	$(0.121)	$(0.100)
From net realized gain	(0.248)		(0.683)	(0.577)	—	—	—

Total distributions	$(0.309)		$(0.793)	$(0.678)	$(0.130)	$(0.121)	$(0.100)

Net asset value — End of period	$8.400		$8.460	$8.460	$7.570	$6.910	$6.940

Total Return(2)	2.90	%(3)	9.62%	20.96%	11.50%	1.31%	8.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,324		$197,190	$171,322	$159,831	$154,498	$176,533
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.05	%(6)	1.14%	1.14%	1.16%	1.14%	1.19%
Net investment income	1.09	%(6)	1.02%	0.93%	1.31%	1.54%	1.42%
Portfolio Turnover of the Fund(7)	2	%(3)	17%	9%	2%	3%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.470		$8.470	$7.570	$6.910	$6.940	$6.480

Income (Loss) From Operations
Net investment income(1)	$0.014		$0.024	$0.015	$0.041	$0.055	$0.044
Net realized and unrealized gain (loss)	0.206		0.702	1.501	0.692	(0.018)	0.466

Total income from operations	$0.220		$0.726	$1.516	$0.733	$0.037	$0.510

Less Distributions
From net investment income	$(0.032)		$(0.043)	$(0.039)	$(0.073)	$(0.067)	$(0.050)
From net realized gain	(0.248)		(0.683)	(0.577)	—	—	—

Total distributions	$(0.280)		$(0.726)	$(0.616)	$(0.073)	$(0.067)	$(0.050)

Net asset value — End of period	$8.410		$8.470	$8.470	$7.570	$6.910	$6.940

Total Return(2)	2.56	%(3)	8.78%	20.19%	10.65%	0.53%	7.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,330		$10,022	$11,770	$10,966	$12,903	$15,982
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.80	%(6)	1.89%	1.89%	1.91%	1.89%	1.94%
Net investment income	0.33	%(6)	0.27%	0.18%	0.55%	0.78%	0.67%
Portfolio Turnover of the Fund(7)	2	%(3)	17%	9%	2%	3%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.500		$8.500	$7.600	$6.940	$6.970	$6.490

Income (Loss) From Operations
Net investment income(1)	$0.015		$0.024	$0.015	$0.041	$0.055	$0.044
Net realized and unrealized gain (loss)	0.208		0.705	1.502	0.693	(0.018)	0.486

Total income from operations	$0.223		$0.729	$1.517	$0.734	$0.037	$0.530

Less Distributions
From net investment income	$(0.035)		$(0.046)	$(0.040)	$(0.074)	$(0.067)	$(0.050)
From net realized gain	(0.248)		(0.683)	(0.577)	—	—	—

Total distributions	$(0.283)		$(0.729)	$(0.617)	$(0.074)	$(0.067)	$(0.050)

Net asset value — End of period	$8.440		$8.500	$8.500	$7.600	$6.940	$6.970

Total Return(2)	2.57	%(3)	8.78%	20.14%	10.61%	0.54%	8.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,773		$60,351	$39,432	$25,783	$28,474	$31,594
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.80	%(6)	1.88%	1.89%	1.91%	1.89%	1.94%
Net investment income	0.35	%(6)	0.28%	0.18%	0.55%	0.79%	0.67%
Portfolio Turnover of the Fund(7)	2	%(3)	17%	9%	2%	3%	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2012(1)
			2014	2013
Net asset value — Beginning of period	$8.460		$8.460	$7.560	$7.610

Income (Loss) From Operations
Net investment income(2)	$0.057		$0.115	$0.099	$0.032
Net realized and unrealized gain (loss)	0.201		0.700	1.500	(0.049)

Total income (loss) from operations	$0.258		$0.815	$1.599	$(0.017)

Less Distributions
From net investment income	$(0.070)		$(0.132)	$(0.122)	$(0.033)
From net realized gain	(0.248)		(0.683)	(0.577)	—

Total distributions	$(0.318)		$(0.815)	$(0.699)	$(0.033)

Net asset value — End of period	$8.400		$8.460	$8.460	$7.560

Total Return(3)	3.01	%(4)	9.89%	21.42%	(0.22	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,197		$24,397	$6,198	$5
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.81	%(7)	0.89%	0.89%	0.90	%(7)
Net investment income	1.33	%(7)	1.31%	1.19%	1.65	%(7)
Portfolio Turnover of the Fund(8)	2	%(4)	17%	9%	2	%(9)

(1)	For the period from commencement of operations on September 28, 2012 to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(9)	For the Fund’s year ended December 31, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Balanced Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term capital growth. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Core Bond Portfolio (formerly, Investment Grade Income Portfolio) and Stock Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Core Bond Portfolio and Stock Portfolio (56.7% and 72.0%, respectively, at June 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Stock Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Core Bond Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Stock Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Core Bond Portfolio.

Additional valuation policies for Core Bond Portfolio (the Portfolio) are as follows:

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), an affiliated investment company managed by EVM. The value of the Portfolio’s investment in Cash Collateral Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Collateral Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Collateral Fund may value its investment securities in the same manner as debt obligations described above.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

13

Eaton Vance

Balanced Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.04% of the Fund’s average daily net assets. For the six months ended June 30, 2015, the administration fee amounted to $62,894. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended June 30, 2015, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $900,438 or 0.57% (annualized) of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $16,274 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that EVD, an affiliate of EVM, received $84,367 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

14

Eaton Vance

Balanced Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $258,393 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $36,844 and $257,238 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $12,281 and $85,746 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2015, the Fund was informed that EVD received approximately $4,000, $3,000 and $4,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2015, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Core Bond Portfolio	$20,587,918	$2,488,472
Stock Portfolio	20,507,713	3,732,708

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	3,810,295	5,068,171
Issued to shareholders electing to receive payments of distributions in Fund shares	789,009	1,826,273
Redemptions	(2,396,507)	(4,057,410)
Exchange from Class B shares	114,060	218,033

Net increase	2,316,857	3,055,067

15

Eaton Vance

Balanced Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	114,614	149,713
Issued to shareholders electing to receive payments of distributions in Fund shares	29,947	81,635
Redemptions	(104,409)	(220,360)
Exchange to Class A shares	(113,970)	(217,875)

Net decrease	(73,818)	(206,887)

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	2,629,040	2,934,758
Issued to shareholders electing to receive payments of distributions in Fund shares	247,776	460,685
Redemptions	(642,654)	(937,460)

Net increase	2,234,162	2,457,983

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	1,546,675	2,205,462
Issued to shareholders electing to receive payments of distributions in Fund shares	100,952	167,523
Redemptions	(581,250)	(221,633)

Net increase	1,066,377	2,151,352

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2015 and December 31, 2014, the Fund’s investment in Core Bond Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

16

Stock Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value

Aerospace & Defense — 3.1%
Spirit AeroSystems Holdings, Inc., Class A(1)	39,200	$2,160,312
United Technologies Corp.	59,355	6,584,250

		$8,744,562

Banks — 4.4%
Citigroup, Inc.	54,511	$3,011,188
JPMorgan Chase & Co.	72,470	4,910,567
PNC Financial Services Group, Inc. (The)	47,250	4,519,462

		$12,441,217

Beverages — 0.6%
Constellation Brands, Inc., Class A	14,587	$1,692,384

		$1,692,384

Biotechnology — 3.8%
AMAG Pharmaceuticals, Inc.(1)	64,600	$4,461,276
Biogen, Inc.(1)	3,630	1,466,302
Celgene Corp.(1)	12,000	1,388,820
Gilead Sciences, Inc.	22,393	2,621,773
Incyte Corp.(1)	7,800	812,838

		$10,751,009

Building Products — 0.9%
Armstrong World Industries, Inc.(1)	50,000	$2,664,000

		$2,664,000

Capital Markets — 4.5%
Affiliated Managers Group, Inc.(1)	13,412	$2,931,863
Credit Suisse Group AG	100,000	2,758,747
Goldman Sachs Group, Inc. (The)	17,020	3,553,606
Lazard, Ltd., Class A	62,700	3,526,248

		$12,770,464

Chemicals — 1.2%
Monsanto Co.	31,654	$3,374,000

		$3,374,000

Communications Equipment — 1.6%
QUALCOMM, Inc.	69,980	$4,382,847

		$4,382,847

Security	Shares	Value

Consumer Finance — 1.0%
Discover Financial Services	48,956	$2,820,845

		$2,820,845

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	134,725	$6,279,532

		$6,279,532

Electric Utilities — 1.5%
NextEra Energy, Inc.	43,296	$4,244,307

		$4,244,307

Electrical Equipment — 1.1%
Eaton Corp. PLC	48,200	$3,253,018

		$3,253,018

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	40,300	$3,473,457

		$3,473,457

Food & Staples Retailing — 2.8%
CVS Health Corp.	43,800	$4,593,744
Kroger Co. (The)	45,220	3,278,902

		$7,872,646

Food Products — 4.0%
General Mills, Inc.	57,900	$3,226,188
Mondelez International, Inc., Class A	59,000	2,427,260
Pinnacle Foods, Inc.	122,200	5,564,988

		$11,218,436

Health Care Equipment & Supplies — 1.6%
Glaukos Corp.(1)	34,057	$986,972
Medtronic PLC	46,300	3,430,830

		$4,417,802

Health Care Providers & Services — 2.8%
Aetna, Inc.	30,500	$3,887,530
AmSurg Corp.(1)	55,600	3,889,220

		$7,776,750

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 1.5%
Tempur Sealy International, Inc.(1)	65,400	$4,309,860

		$4,309,860

Industrial Conglomerates — 3.2%
General Electric Co.	345,050	$9,167,978

		$9,167,978

Insurance — 3.9%
ACE, Ltd.	39,700	$4,036,696
Aflac, Inc.	68,300	4,248,260
Prudential PLC	108,000	2,602,750

		$10,887,706

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(1)	11,245	$4,881,342

		$4,881,342

Internet Software & Services — 4.1%
Facebook, Inc., Class A(1)	42,209	$3,620,055
Google, Inc., Class C(1)	12,821	6,673,459
Twitter, Inc.(1)	36,000	1,303,920

		$11,597,434

IT Services — 1.1%
Fiserv, Inc.(1)	36,044	$2,985,524

		$2,985,524

Leisure Products — 1.0%
Vista Outdoor, Inc.(1)	60,000	$2,694,000

		$2,694,000

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	21,862	$2,836,813

		$2,836,813

Media — 4.7%
CBS Corp., Class B	69,100	$3,835,050
Comcast Corp., Class A	86,243	5,186,654
Walt Disney Co. (The)	37,014	4,224,778

		$13,246,482

Security	Shares	Value

Multi-Utilities — 1.3%
Sempra Energy	37,967	$3,756,455

		$3,756,455

Multiline Retail — 1.7%
Dollar General Corp.	60,900	$4,734,366

		$4,734,366

Oil, Gas & Consumable Fuels — 6.7%
Anadarko Petroleum Corp.	39,147	$3,055,815
Devon Energy Corp.	39,118	2,327,130
Exxon Mobil Corp.	64,475	5,364,320
Occidental Petroleum Corp.	48,239	3,751,547
Phillips 66	53,500	4,309,960

		$18,808,772

Paper & Forest Products — 1.6%
International Paper Co.	92,559	$4,404,883

		$4,404,883

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	55,800	$3,712,932
Eli Lilly & Co.	42,700	3,565,023
Merck & Co., Inc.	96,701	5,505,188
Teva Pharmaceutical Industries, Ltd. ADR	87,200	5,153,520

		$17,936,663

Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities, Inc.	21,783	$3,482,448
Public Storage	21,000	3,871,770

		$7,354,218

Road & Rail — 1.6%
Union Pacific Corp.	48,800	$4,654,056

		$4,654,056

Semiconductors & Semiconductor Equipment — 3.2%
Cypress Semiconductor Corp.(1)	203,706	$2,395,583
Intel Corp.	178,000	5,413,870
NXP Semiconductors NV(1)	13,000	1,276,600

		$9,086,053

Software — 5.9%
Mentor Graphics Corp.	113,500	$2,999,805

18	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software (continued)
Microsoft Corp.	152,059	$6,713,405
Oracle Corp.	100,634	4,055,550
Tableau Software, Inc., Class A(1)	24,400	2,813,320

		$16,582,080

Specialty Retail — 2.2%
Home Depot, Inc. (The)	45,101	$5,012,074
Restoration Hardware Holdings, Inc.(1)	12,000	1,171,560

		$6,183,634

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	87,697	$10,999,396

		$10,999,396

Tobacco — 2.1%
Reynolds American, Inc.	78,790	$5,882,461

		$5,882,461

Total Common Stocks — 99.7% (identified cost $240,786,276)		$281,167,452

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$1,709	$1,708,731

Total Short-Term Investments (identified cost $1,708,731)		$1,708,731

Total Investments — 100.3% (identified cost $242,495,007)		$282,876,183

Other Assets, Less Liabilities — (0.3)%		$(792,849)

Net Assets — 100.0%		$282,083,334

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $240,786,276)	$281,167,452
Affiliated investment, at value (identified cost, $1,708,731)	1,708,731
Foreign currency, at value (identified cost, $144,489)	142,136
Dividends receivable	449,664
Interest receivable from affiliated investment	278
Tax reclaims receivable	59,723
Total assets	$283,527,984

Liabilities
Payable for investments purchased	$1,257,842
Payable to affiliates:
Investment adviser fee	151,090
Trustees’ fees	3,180
Accrued expenses	32,538
Total liabilities	$1,444,650
Net Assets applicable to investors’ interest in Portfolio	$282,083,334

Sources of Net Assets
Investors’ capital	$241,706,087
Net unrealized appreciation	40,377,247
Total	$282,083,334

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $18,945)	$2,548,224
Interest allocated from affiliated investment	2,233
Expenses allocated from affiliated investment	(193)
Total investment income	$2,550,264

Expenses
Investment adviser fee	$871,014
Trustees’ fees and expenses	6,478
Custodian fee	42,046
Legal and accounting services	21,394
Miscellaneous	6,703
Total expenses	$947,635
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$947,634

Net investment income	$1,602,630

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,567,640
Investment transactions allocated from affiliated investment	4
Foreign currency transactions	829
Net realized gain	$13,568,473
Change in unrealized appreciation (depreciation) —
Investments	$(2,550,832)
Foreign currency	(1,664)
Net change in unrealized appreciation (depreciation)	$(2,552,496)

Net realized and unrealized gain	$11,015,977

Net increase in net assets from operations	$12,618,607

21	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$1,602,630	$2,666,212
Net realized gain from investment transactions, written options and foreign currency transactions	13,568,473	41,142,651
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(2,552,496)	(13,740,557)
Net increase in net assets from operations	$12,618,607	$30,068,306
Capital transactions —
Contributions	$24,187,918	$60,069,001
Withdrawals	(7,652,525)	(74,340,840)
Net increase (decrease) in net assets from capital transactions	$16,535,393	$(14,271,839)

Net increase in net assets	$29,154,000	$15,796,467

Net Assets
At beginning of period	$252,929,334	$237,132,867
At end of period	$282,083,334	$252,929,334

22	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.71	%(2)	0.71%	0.73%	0.73%	0.73%	0.73%
Net investment income	1.19	%(2)	1.07%	0.93%	1.21%	1.25%	1.09%
Portfolio Turnover	47	%(3)	109%	90%	91%	64%	44%

Total Return	4.90	%(3)	12.56%	33.50%	16.18%	(1.55)%	10.68%

Net assets, end of period (000’s omitted)	$282,083		$252,929	$237,133	$188,806	$204,506	$222,854

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Stock Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 28.0% and 72.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

24

Stock Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2015, the Portfolio’s investment adviser

25

Stock Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

fee amounted to $871,014 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $144,837,907 and $125,540,104, respectively, for the six months ended June 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$244,122,185

Gross unrealized appreciation	$43,019,974
Gross unrealized depreciation	(4,265,976)

Net unrealized appreciation	$38,753,998

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Stock Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$36,049,684	$—		$—	$36,049,684
Consumer Staples	26,665,927	—		—	26,665,927
Energy	22,282,229	—		—	22,282,229
Financials	40,912,953	5,361,497		—	46,274,450
Health Care	43,719,037	—		—	43,719,037
Industrials	28,483,614	—		—	28,483,614
Information Technology	55,633,334	—		—	55,633,334
Materials	7,778,883	—		—	7,778,883
Telecommunication Services	6,279,532	—		—	6,279,532
Utilities	8,000,762	—		—	8,000,762

Total Common Stocks	$275,805,955	$5,361,497	*	$—	$281,167,452

Short-Term Investments	$—	$1,708,731		$—	$1,708,731

Total Investments	$275,805,955	$7,070,228		$—	$282,876,183

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Balanced Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Balanced Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of CMBS Portfolio, Core Bond Portfolio (formerly Investment Grade Income Portfolio) and Stock Portfolio (formerly Large-Cap Core Research Portfolio) (the “Portfolios”), which are portfolios in which Eaton Vance Balanced Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For CMBS Portfolio, the Board noted the experience of the Adviser in investing in commercial mortgage-backed securities. For Core Bond Portfolio, the Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade fixed income securities, including the Adviser’s in-house research capabilities. For Stock Portfolio, the Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and each Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

29

Eaton Vance

Balanced Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

30

Eaton Vance

Balanced Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Stock Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund and Stock Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Core Bond Portfolio and Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Balanced Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7698 6.30.15

Eaton Vance

Commodity Strategy Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser and sub-adviser are registered with the CFTC as commodity pool operators and commodity trading advisors. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	32

Officers and Trustees	35

Important Notices	36

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Performance1,2

Portfolio Manager John B. Brynjolfsson, CFA, Armored Wolf, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/08/2010	04/08/2010	–2.23%	–23.73%	–4.51%	–5.85%
Class A with 4.75% Maximum Sales Charge	—	—	–6.86	–27.37	–5.44	–6.72
Class C at NAV	04/08/2010	04/08/2010	–2.64	–24.31	–5.21	–6.56
Class C with 1% Maximum Sales Charge	—	—	–3.59	–25.05	–5.21	–6.56
Class I at NAV	04/08/2010	04/08/2010	–2.22	–23.59	–4.28	–5.65
Bloomberg Commodity Index Total Return	—	—	–1.56%	–23.71%	–3.91%	–5.04%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.51%	2.26%	1.26%
Net				1.50	2.25	1.25

Fund Profile

Asset Mix (% of net assets)4

Commodity Exposure (% of net assets)5

Energy	33.53%	Precious Metals	16.93%
Natural Gas	8.19	Gold	13.11
Crude Oil-WTI	8.13	Silver	3.84
Crude Oil-Brent	7.76	Palladium	0.18
Unleaded Gasoline	5.85	Platinum	-0.20
Heating Oil	3.60
		Industrial Metals	14.36%
Agriculture	29.44%	Copper	6.24
Corn	7.29	Aluminum	3.94
Soybeans	5.91	Zinc	2.34
Wheat	3.83	Nickel	2.02
Soybean Meal	2.90	Lead	-0.18
Sugar	2.80
Soybean Oil	2.33	Livestock	4.86%
Cotton	1.95	Live Cattle	2.63
Coffee	1.09	Lean Hogs	2.03
Kansas Wheat	0.59	Feeder Cattle	0.20
White Sugar	0.46
Cocoa	0.29

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Prior to 7/1/14, this Index was named Dow Jones-UBS Commodity Index Total Return. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]

Cash Equivalents are short-term, high quality instruments, including U.S. Treasuries, and may be held as collateral for the Fund’s derivative positions. Other Net Assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

[5]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

Fund profile subject to change due to active management.

3

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$977.70	$7.36	**	1.50%
Class C	$1,000.00	$973.60	$11.01	**	2.25%
Class I	$1,000.00	$977.80	$6.13	**	1.25%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50	**	1.50%
Class C	$1,000.00	$1,013.60	$11.23	**	2.25%
Class I	$1,000.00	$1,018.60	$6.26	**	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Consolidated Portfolio of Investments (Unaudited)

Corporate Bonds — 10.6%

Security	Principal Amount (000’s omitted)	Value

Commercial Services — 0.1%
Rent-A-Center, Inc., 4.75%, 5/1/21	$225	$196,875

		$196,875

Diversified Financial Services — 9.7%
Armor Re, Ltd., 4.11%, 12/15/16(1)(2)(3)	$8,400	$8,325,450
Golden State Re, Ltd., 2.23%, 7/8/19(1)(2)(3)	3,500	3,485,825

		$11,811,275

Telecommunications — 0.8%
Frontier Communications Corp., 8.50%, 4/15/20	$5	$5,240
HC2 Holdings, Inc., 11.00%, 12/1/19(1)	750	768,750
NeuStar, Inc., 4.50%, 1/15/23	225	200,812

		$974,802

Trucking & Leasing — 0.0%(4)
Flexi-Van Leasing, Inc., 7.875%, 8/15/18(1)	$25	$25,500

		$25,500

Total Corporate Bonds (identified cost $13,125,004)		$13,008,452

Foreign Corporate Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value

Luxembourg — 0.0%(4)
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	$25	$23,031

Total Luxembourg		$23,031

Netherlands — 0.2%
Comfeed Finance BV, 6.00%, 5/2/18(1)	$250	$209,992

Total Netherlands		$209,992

Peru — 0.6%
Camposol SA, 9.875%, 2/2/17(5)	$700	$708,680

Total Peru		$708,680

Total Foreign Corporate Bonds (identified cost $973,238)		$941,703

U.S. Treasury Obligations — 69.7%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(6)	$23,580	$23,696,101

		$23,696,101

U.S. Treasury Notes:
0.25%, 7/15/15(7)	$7,350	$7,351,433
0.25%, 8/15/15(7)	8,000	8,001,560
0.25%, 9/15/15(7)	1,000	1,000,234
0.25%, 10/15/15(7)	10,000	10,005,860
0.25%, 11/30/15(7)	13,000	13,009,646
0.25%, 12/31/15(7)	1,000	1,000,391
0.25%, 2/29/16	17,000	17,009,299
1.375%, 7/31/18	4,000	4,037,812

		$61,416,235

Total U.S. Treasury Obligations (identified cost $85,567,365)		$85,112,336

Common Stocks — 4.1%

Security	Shares	Value

Airlines — 0.6%
American Airlines Group, Inc.	5,368	$214,371
Delta Air Lines, Inc.	5,400	221,832
United Continental Holdings, Inc.(8)	3,973	210,609

		$646,812

Automobiles — 0.3%
General Motors Co.	11,897	$396,527

		$396,527

Beverages — 0.1%
Coca-Cola Enterprises, Inc.	680	$29,539
PepsiCo, Inc.	320	29,869

		$59,408

Capital Markets — 0.1%
Bank of New York Mellon Corp. (The)	710	$29,799
Franklin Resources, Inc.	605	29,663
Invesco, Ltd.	790	29,617
Morgan Stanley	770	29,868

		$118,947

5	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Communications Equipment — 0.2%
Novatel Wireless, Inc.(8)	48,992	$159,224

		$159,224

Diversified Financial Services — 0.0%(4)
Leucadia National Corp.	1,255	$30,471

		$30,471

Diversified Telecommunication Services — 0.6%
HC2 Holdings, Inc.(8)	78,489	$702,477
Verizon Communications, Inc.	640	29,830

		$732,307

Electric Utilities — 0.0%(4)
FirstEnergy Corp.	930	$30,271

		$30,271

Food & Staples Retailing — 0.0%(4)
Wal-Mart Stores, Inc.	420	$29,791

		$29,791

Food Products — 0.0%(4)
Archer-Daniels-Midland Co.	610	$29,414

		$29,414

Health Care Providers & Services — 0.1%
Anthem, Inc.	180	$29,545
DaVita HealthCare Partners, Inc.(8)	375	29,801
UnitedHealth Group, Inc.	245	29,890

		$89,236

Household Products — 0.0%(4)
Kimberly-Clark Corp.	280	$29,672

		$29,672

Independent Power and Renewable Electricity Producers — 0.0%(4)
AES Corp. (The)	2,265	$30,034

		$30,034

Insurance — 0.5%
Assurant, Inc.	6,298	$421,966
WMIH Corp.(8)	78,189	204,073

		$626,039

Security	Shares	Value

Internet Software & Services — 0.3%
Twitter, Inc.(8)	3,091	$111,956
Yahoo! Inc.(8)	5,296	208,080

		$320,036

IT Services — 0.0%(4)
Xerox Corp.	2,765	$29,420

		$29,420

Leisure Products — 0.2%
Summer Infant, Inc.(8)	107,183	$216,510

		$216,510

Oil, Gas & Consumable Fuels — 0.0%(4)
Chevron Corp.	310	$29,906

		$29,906

Personal Products — 0.7%
Revlon, Inc., Class A(8)	23,927	$878,360

		$878,360

Pharmaceuticals — 0.0%(4)
Pfizer, Inc.	895	$30,009

		$30,009

Real Estate Investment Trusts (REITs) — 0.1%
Apartment Investment & Management Co., Class A	820	$30,283
Kimco Realty Corp.	1,315	29,640
Weyerhaeuser Co.	945	29,767

		$89,690

Real Estate Management & Development — 0.0%(4)
CBRE Group, Inc., Class A(8)	825	$30,525

		$30,525

Road & Rail — 0.3%
Hertz Global Holdings, Inc.(8)	17,005	$308,131

		$308,131

Semiconductors & Semiconductor Equipment — 0.0%(4)
Intel Corp.	985	$29,959

		$29,959

6	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.0%(4)
Hewlett-Packard Co.	995	$29,860

		$29,860

Total Common Stocks (identified cost $4,429,453)		$5,000,559

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Euro	Barclays Bank PLC	EUR	6,000	EUR	1.09	9/21/15	$89,908

Total Currency Put Options Purchased (identified cost $71,513)							$89,908

Short-Term Investments — 14.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.18%(9)	$17,469	$17,469,189

Total Short-Term Investments (identified cost $17,469,189)		$17,469,189

Total Investments — 99.6% (identified cost $121,635,762)		$121,622,147

Other Assets, Less Liabilities — 0.4%		$441,017

Net Assets — 100.0%		$122,063,164

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR – Euro

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $12,815,517 or 10.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(3)

Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)	Amount is less than 0.05%.
(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2015, the aggregate value of these securities is $708,680 or 0.6% of the Fund’s net assets.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Non-income producing security.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

7	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $104,166,573)	$104,152,958
Affiliated investment, at value (identified cost, $17,469,189)	17,469,189
Foreign currency, at value (identified cost, $4,199)	4,134
Interest and dividends receivable	161,059
Interest receivable from affiliated investment	3,321
Receivable for investments sold	541,736
Receivable for Fund shares sold	531,205
Receivable for open forward foreign currency exchange contracts	286,683
Receivable for open swap contracts	2,836,652
Premium paid on open swap contracts	68,743
Receivable from affiliates	58,425
Total assets	$126,114,105

Liabilities
Payable for investments purchased	$434,593
Payable for Fund shares redeemed	1,574,270
Payable for variation margin on open futures contracts	28,895
Payable for open forward foreign currency exchange contracts	697,824
Payable for open swap contracts	752,492
Premium received on open swap contracts	163,175
Due to custodian	125,518
Payable to affiliates:
Investment adviser and administration fee	107,176
Distribution and service fees	7,050
Trustees’ fees	1,765
Accrued expenses	158,183
Total liabilities	$4,050,941
Net Assets	$122,063,164

Sources of Net Assets
Paid-in capital	$184,484,442
Accumulated net realized loss	(60,207,795)
Accumulated distributions in excess of net investment income	(3,987,989)
Net unrealized appreciation	1,774,506
Total	$122,063,164

Class A Shares
Net Assets	$14,221,757
Shares Outstanding	2,236,306
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.36
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.68

Class C Shares
Net Assets	$5,051,467
Shares Outstanding	820,304
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.16

Class I Shares
Net Assets	$102,789,940
Shares Outstanding	16,125,574
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Interest	$558,697
Dividends	48,724
Interest allocated from affiliated investment	26,322
Expenses allocated from affiliated investment	(2,139)
Total investment income	$631,604

Expenses
Investment adviser and administration fee	$1,497,934
Distribution and service fees
Class A	18,064
Class C	27,259
Trustees’ fees and expenses	5,480
Custodian fee	101,536
Transfer and dividend disbursing agent fees	135,428
Legal and accounting services	61,040
Printing and postage	32,973
Registration fees	33,164
Miscellaneous	21,491
Total expenses	$1,934,369
Deduct —
Allocation of expenses to affiliates	$116,767
Reduction of custodian fee	45
Total expense reductions	$116,812

Net expenses	$1,817,557

Net investment loss	$(1,185,953)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,942,239
Investment transactions allocated from affiliated investment	32
Futures contracts	(414,239)
Swap contracts	(48,967,637)
Foreign currency and forward foreign currency exchange contract transactions	4,373,215
Net realized loss	$(43,066,390)
Change in unrealized appreciation (depreciation) —
Investments	$(1,866,906)
Futures contracts	616,484
Swap contracts	41,991,386
Foreign currency and forward foreign currency exchange contracts	(3,424,027)
Net change in unrealized appreciation (depreciation)	$37,316,937

Net realized and unrealized loss	$(5,749,453)

Net decrease in net assets from operations	$(6,935,406)

9	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment loss	$(1,185,953)	$(3,785,379)
Net realized gain (loss) from investment transactions, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(43,066,390)	5,384,009
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	37,316,937	(50,122,728)
Net decrease in net assets from operations	$(6,935,406)	$(48,524,098)
Distributions to shareholders —
From net investment income
Class A	$(301,866)	$(110,476)
Class C	(109,733)	—
Class I	(2,452,359)	(4,763,213)
Total distributions to shareholders	$(2,863,958)	$(4,873,689)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,947,885	$14,815,911
Class C	650,929	1,335,045
Class I	69,228,834	263,388,521
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	212,334	93,644
Class C	89,461	—
Class I	2,117,293	4,524,897
Cost of shares redeemed
Class A	(3,538,645)	(42,634,362)
Class C	(1,493,453)	(5,625,651)
Class I	(274,790,775)	(478,157,865)
Net decrease in net assets from Fund share transactions	$(202,576,137)	$(242,259,860)

Net decrease in net assets	$(212,375,501)	$(295,657,647)

Net Assets
At beginning of period	$334,438,665	$630,096,312
At end of period	$122,063,164	$334,438,665

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(3,987,989)	$61,922

10	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Consolidated Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,							Period Ended December 31, 2010(1)
			2014		2013	2012		2011
Net asset value — Beginning of period	$6.640		$8.080		$9.180	$9.280		$11.140		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.027)		$(0.079)		$(0.054)	$0.035		$(0.029)		$(0.073)
Net realized and unrealized gain (loss)	(0.120)		(1.305)		(1.010)	(0.120)		(1.511)		2.000

Total income (loss) from operations	$(0.147)		$(1.384)		$(1.064)	$(0.085)		$(1.540)		$1.927

Less Distributions
From net investment income	$(0.133)		$(0.056)		$—	$—		$(0.007)		$(0.775)
From net realized gain	—		—		(0.036)	(0.015)		(0.313)		(0.012)

Total distributions	$(0.133)		$(0.056)		$(0.036)	$(0.015)		$(0.320)		$(0.787)

Net asset value — End of period	$6.360		$6.640		$8.080	$9.180		$9.280		$11.140

Total Return(3)	(2.23	)%(4)	(17.16)%		(11.60)%	(0.92)%		(13.83)%		19.35	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,222		$13,203		$43,845	$40,990		$59,349		$46,596
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.50	%(6)(7)	1.50	%(7)	1.48%	1.50	%(7)	1.50	%(7)	1.50	%(6)(7)
Net investment income (loss)	(0.84	)%(6)	(0.96)%		(0.63)%	0.37%		(0.27)%		(0.91	)%(6)
Portfolio Turnover	14	%(4)	111%		264%	355%		146%		77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator and sub-adviser reimbursed operating expenses (equal to 0.08%, 0.01%, 0.09%, 0.02% and 0.22% of average daily net assets for the six months ended June 30, 2015, the years ended December 31, 2014, 2012 and 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).

11	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Consolidated Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,							Period Ended December 31, 2010(1)
			2014		2013	2012		2011
Net asset value — Beginning of period	$6.460		$7.850		$8.990	$9.150		$11.070		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.051)		$(0.137)		$(0.113)	$(0.035)		$(0.108)		$(0.136)
Net realized and unrealized gain (loss)	(0.118)		(1.253)		(0.991)	(0.115)		(1.492)		1.984

Total income (loss) from operations	$(0.169)		$(1.390)		$(1.104)	$(0.150)		$(1.600)		$1.848

Less Distributions
From net investment income	$(0.131)		$—		$—	$—		$(0.007)		$(0.766)
From net realized gain	—		—		(0.036)	(0.010)		(0.313)		(0.012)

Total distributions	$(0.131)		$—		$(0.036)	$(0.010)		$(0.320)		$(0.778)

Net asset value — End of period	$6.160		$6.460		$7.850	$8.990		$9.150		$11.070

Total Return(3)	(2.64	)%(4)	(17.71)%		(12.29)%	(1.64)%		(14.46)%		18.56	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,051		$6,077		$11,911	$18,731		$26,740		$12,258
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.25	%(6)(7)	2.25	%(7)	2.23%	2.25	%(7)	2.25	%(7)	2.25	%(6)(7)
Net investment loss	(1.64	)%(6)	(1.74)%		(1.34)%	(0.38)%		(1.01)%		(1.69	)%(6)
Portfolio Turnover	14	%(4)	111%		264%	355%		146%		77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator and sub-adviser reimbursed operating expenses (equal to 0.08%, 0.01%, 0.09%, 0.02% and 0.22% of average daily net assets for the six months ended June 30, 2015, the years ended December 31, 2014, 2012 and 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).

12	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Consolidated Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,							Period Ended December 31, 2010(1)
			2014		2013	2012		2011
Net asset value — Beginning of period	$6.650		$8.120		$9.190	$9.300		$11.140		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.026)		$(0.062)		$(0.035)	$0.059		$(0.005)		$(0.053)
Net realized and unrealized gain (loss)	(0.120)		(1.310)		(0.999)	(0.128)		(1.515)		1.986

Total income (loss) from operations	$(0.146)		$(1.372)		$(1.034)	$(0.069)		$(1.520)		$1.933

Less Distributions
From net investment income	$(0.134)		$(0.098)		$—	$(0.012)		$(0.007)		$(0.781)
From net realized gain	—		—		(0.036)	(0.029)		(0.313)		(0.012)

Total distributions	$(0.134)		$(0.098)		$(0.036)	$(0.041)		$(0.320)		$(0.793)

Net asset value — End of period	$6.370		$6.650		$8.120	$9.190		$9.300		$11.140

Total Return(3)	(2.22	)%(4)	(16.95)%		(11.26)%	(0.74)%		(13.65)%		19.40	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$102,790		$315,158		$574,341	$289,409		$180,294		$181,934
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25	%(6)(7)	1.25	%(7)	1.23%	1.25	%(7)	1.25	%(7)	1.25	%(6)(7)
Net investment income (loss)	(0.82	)%(6)	(0.76)%		(0.41)%	0.63%		(0.05)%		(0.68	)%(6)
Portfolio Turnover	14	%(4)	111%		264%	355%		146%		77	%(4)

(1)	For the period from the start of business, April 8, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator and sub-adviser reimbursed operating expenses (equal to 0.08%, 0.01%, 0.09%, 0.02% and 0.22% of average daily net assets for the six months ended June 30, 2015, the years ended December 31, 2014, 2012 and 2011 and the period from the start of business, April 8, 2010, to December 31, 2010, respectively).

13	See Notes to Consolidated Financial Statements.

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Commodity Strategy Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2015 were $29,062,599 or 23.8% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Derivatives. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, or in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

14

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund periodically, typically each business day, depending on the daily fluctuations in the value of the underlying security, commodity, index or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the

15

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with the unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 13. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

N  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. Interim payments made to or received from the counterparty that relate to the purchase of additional notional amounts on an existing swap contract, representing appreciation or depreciation on such notional amounts from the inception date of the swap, are recorded as a receivable or payable, as applicable, and netted with the payment made or received at the termination date of the swap in determining the amount of realized gain or loss. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

O  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

16

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $8,080,208 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2014, $4,217,525 are short-term and $3,862,683 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$316,260,938

Gross unrealized appreciation	$909,998
Gross unrealized depreciation	(193,062,116)

Net unrealized depreciation	$(192,152,118)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administration agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 1.05% of the Fund’s consolidated average daily net assets up to $500 million, 1.00% from $500 million but less than $1 billion and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. For the six months ended June 30, 2015, the investment adviser and administration fee amounted to $1,497,934 or 1.05% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Armored Wolf, LLC (Armored Wolf). EVM pays Armored Wolf a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Armored Wolf have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s consolidated average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated at any time after April 30, 2016. Pursuant to this agreement, EVM and Armored Wolf were allocated $116,767 in total of the Fund’s operating expenses for the six months ended June 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $1,044 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,777 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $18,064 for Class A shares. The Fund also has in effect a distribution plan for

17

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Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $20,444 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $6,815 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$14,688,628	$29,598,130
U.S. Government and Agency Securities	20,010,156	262,032,675

	$34,698,784	$291,630,805

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	766,962	1,809,376
Issued to shareholders electing to receive payments of distributions in Fund shares	33,074	13,572
Redemptions	(552,017)	(5,260,681)

Net increase (decrease)	248,019	(3,437,733)

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	103,840	180,432
Issued to shareholders electing to receive payments of distributions in Fund shares	14,383	—
Redemptions	(239,231)	(755,919)

Net decrease	(121,008)	(575,487)

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Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	10,673,063	33,393,601
Issued to shareholders electing to receive payments of distributions in Fund shares	329,283	654,833
Redemptions	(42,288,604)	(57,411,337)

Net decrease	(31,286,258)	(23,362,903)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/1/15	Australian Dollar 150,000	United States Dollar 116,085	Bank of America, N.A.	$353	$—	$353
7/1/15	British Pound Sterling 70,000	United States Dollar 107,231	Bank of America, N.A.	—	(2,756)	(2,756)
7/1/15	Czech Koruna 5,500,000	United States Dollar 222,965	Bank of America, N.A.	—	(1,861)	(1,861)
7/1/15	Euro 200,000	United States Dollar 222,465	Bank of America, N.A.	—	(505)	(505)
7/1/15	Israeli Shekel 900,000	United States Dollar 233,808	Bank of America, N.A.	—	(4,669)	(4,669)
7/1/15	Japanese Yen 13,500,000	United States Dollar 108,787	Bank of America, N.A.	—	(1,521)	(1,521)
7/1/15	Mexican Peso 3,400,000	United States Dollar 220,072	Bank of America, N.A.	3,752	—	3,752
7/1/15	New Turkish Lira 290,000	United States Dollar 108,679	Bank of America, N.A.	475	—	475
7/1/15	Singapore Dollar 300,000	United States Dollar 222,261	Bank of America, N.A.	—	(481)	(481)
7/1/15	South African Rand 5,500,000	United States Dollar 450,105	Bank of America, N.A.	—	(1,975)	(1,975)
7/1/15	Swedish Krona 2,900,000	United States Dollar 343,154	Bank of America, N.A.	—	(6,672)	(6,672)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/1/15	United States Dollar 114,652	Australian Dollar 150,000	Bank of America, N.A.	$1,080	$—	$1,080
7/1/15	United States Dollar 110,140	British Pound Sterling 70,000	Bank of America, N.A.	—	(152)	(152)
7/1/15	United States Dollar 224,938	Czech Koruna 5,500,000	Bank of America, N.A.	—	(112)	(112)
7/1/15	United States Dollar 222,825	Euro 200,000	Bank of America, N.A.	145	—	145
7/1/15	United States Dollar 237,574	Israeli Shekel 900,000	Bank of America, N.A.	903	—	903
7/1/15	United States Dollar 108,935	Japanese Yen 13,500,000	Bank of America, N.A.	1,373	—	1,373
7/1/15	United States Dollar 218,422	Mexican Peso 3,400,000	Bank of America, N.A.	—	(2,103)	(2,103)
7/1/15	United States Dollar 107,410	New Turkish Lira 290,000	Bank of America, N.A.	795	—	795
7/1/15	United States Dollar 222,251	Singapore Dollar 300,000	Bank of America, N.A.	491	—	491
7/1/15	United States Dollar 447,865	South African Rand 5,500,000	Bank of America, N.A.	4,215	—	4,215
7/1/15	United States Dollar 348,330	Swedish Krona 2,900,000	Bank of America, N.A.	1,495	—	1,495
7/8/15	Euro 270,000	United States Dollar 304,392	Bank of America, N.A.	3,357	—	3,357
8/6/15	British Pound Sterling 200,000	United States Dollar 314,605	Bank of America, N.A.	430	—	430
8/6/15	Canadian Dollar 260,000	United States Dollar 209,881	Bank of America, N.A.	1,809	—	1,809
8/6/15	Czech Koruna 5,100,000	United States Dollar 208,653	Bank of America, N.A.	75	—	75
8/6/15	Euro 90,000	United States Dollar 100,317	Bank of America, N.A.	—	(65)	(65)
8/6/15	Hungarian Forint 27,900,000	United States Dollar 99,511	Bank of America, N.A.	977	—	977
8/6/15	Israeli Shekel 800,000	United States Dollar 211,182	Bank of America, N.A.	—	(817)	(817)
8/6/15	Japanese Yen 26,000,000	United States Dollar 209,873	Bank of America, N.A.	—	(2,659)	(2,659)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

8/6/15	New Taiwan Dollar 6,500,000	United States Dollar 209,610	Bank of America, N.A.	$—	$(894)	$(894)
8/6/15	Singapore Dollar 280,000	United States Dollar 207,286	Bank of America, N.A.	—	(495)	(495)
8/6/15	Swedish Krona 2,600,000	United States Dollar 312,495	Bank of America, N.A.	—	(1,361)	(1,361)
8/6/15	United States Dollar 938,967	Indian Rupee 60,000,000	Bank of America, N.A.	118	—	118
8/6/15	United States Dollar 1,133,060	Indonesian Rupiah 15,200,000,000	Bank of America, N.A.	—	(3,326)	(3,326)
8/6/15	United States Dollar 512,385	South African Rand 6,300,000	Bank of America, N.A.	2,344	—	2,344
8/24/15	Yuan Renminbi 62,250,000	United States Dollar 10,000,000	Barclays Bank PLC	—	(152,491)	(152,491)
9/16/15	Euro 3,000,000	United States Dollar 3,381,660	Bank of America, N.A.	33,561	—	33,561
9/16/15	Euro 1,500,000	United States Dollar 1,674,773	Bank of America, N.A.	723	—	723
9/16/15	Euro 1,500,000	United States Dollar 1,690,650	Barclays Bank PLC	16,601	—	16,601
9/16/15	Euro 9,000,000	United States Dollar 9,573,885	JPMorgan Chase Bank, N.A.	—	(470,411)	(470,411)
9/16/15	Japanese Yen 440,000,000	United States Dollar 3,640,937	JPMorgan Chase Bank, N.A.	42,203	—	42,203
9/16/15	New Zealand Dollar 2,250,000	United States Dollar 1,562,355	Bank of America, N.A.	47,444	—	47,444
9/16/15	South African Rand 11,000,000	United States Dollar 872,413	JPMorgan Chase Bank, N.A.	—	(19,876)	(19,876)
9/16/15	United States Dollar 5,044,770	Euro 4,500,000	JPMorgan Chase Bank, N.A.	—	(22,622)	(22,622)
9/16/15	United States Dollar 1,778,726	Japanese Yen 220,000,000	JPMorgan Chase Bank, N.A.	20,641	—	20,641
9/17/15	Mexican Peso 76,000,000	United States Dollar 4,894,542	Bank of America, N.A.	85,169	—	85,169
9/17/15	Mexican Peso 14,000,000	United States Dollar 902,091	JPMorgan Chase Bank, N.A.	16,154	—	16,154

				$286,683	$(697,824)	$(411,141)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures
8/15	8 Brent Crude Oil	Short	$(521,200)	$(508,720)	$12,480
8/15	5 Natural Gas	Short	(139,800)	(141,600)	(1,800)
8/15	10 WTI Crude Oil	Short	(597,100)	(594,700)	2,400
9/15	46 WTI Crude Oil	Short	(2,769,200)	(2,752,180)	17,020
9/15	12 Coffee	Short	(596,250)	(595,800)	450
9/15	16 High Grade Copper	Short	(1,049,600)	(1,046,000)	3,600
12/15	19 Gold	Long	2,258,910	2,230,600	(28,310)
6/16	31 WTI Crude Oil	Long	1,938,630	1,919,210	(19,420)

	Equity Futures
9/15	41 S&P 500 E-Mini Index	Short	(4,249,428)	(4,211,520)	37,908

	Interest Rate Futures
9/15	10 Australia 10-Year Bond	Short	(957,803)	(966,455)	(8,652)
9/15	6 Canada 10-Year Bond	Short	(665,668)	(672,538)	(6,870)
9/15	8 Euro-BTP	Long	1,174,194	1,161,317	(12,877)
9/15	1 Japan 10-Year Bond	Short	(1,197,940)	(1,200,882)	(2,942)
9/15	5 U.K. Long Gilt	Long	916,023	909,204	(6,819)
9/15	14 U.S. 10-Year Treasury Note	Long	1,769,039	1,766,406	(2,633)
9/15	22 U.S. Long Treasury Bond	Short	(3,394,876)	(3,318,563)	76,313
6/16	24 3-Month Canadian Bankers’ Acceptance	Long	4,755,244	4,763,731	8,487

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Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/16	18 3-Month Euribor	Long	$5,015,597	$5,015,067	$(530)
6/16	18 3-Month Euro Swiss Franc	Long	4,852,077	4,859,297	7,220
6/16	25 90-Day Sterling	Long	4,864,334	4,860,072	(4,262)
6/16	25 ASX 90-Day Bank Accepted Bill	Long	19,192,083	19,187,978	(4,105)
6/16	19 CME 90-Day Eurodollar	Long	4,702,025	4,706,063	4,038

					$70,696

Australia 10-Year Bond:  Australian Commonwealth Government Treasury Bonds having a term to maturity of 10 years.

Canada 10-Year Bond:  Government of Canada Bonds with a remaining term to maturity of 8 to 10.5 years.

Euribor:  Euro Interbank Offer Rate

Euro-BTP:  Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

UK Long Gilt:  UK Gilts with a remaining term to maturity of 8 years and 9 months to 13 years.

ASX:  Australian Stock Exchange

CME:  Chicago Mercantile Exchange

WTI:  West Texas Intermediate

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Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation

France	Citibank, N.A.	$4,000	0.25	%(1)	9/20/16	$(10,166)	$(45,588)	$(55,754)
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	(10,303)	(23,155)	(33,458)
Markit CDX North America High Yield Index	Credit Suisse International	2,400	5.00	(1)	6/20/18	(201,187)	55,199	(145,988)
Markit CDX North America High Yield Index	JPMorgan Chase Bank, N.A.	2,880	5.00	(1)	6/20/18	(241,425)	107,976	(133,449)

						$(463,081)	$94,432	$(368,649)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$2,900,000	Receives	Excess Return on Barclays Atlantic Dynamic HYIGS Index	Pays	0.80%	2/2/16	$(15,175)
Barclays Bank PLC	9,000,000	Receives	Excess Return on Barclays ComBATS Curve Switcher Index	Pays	0.80	7/27/15	(57,348)
Barclays Bank PLC	2,500,000	Receives	Excess Return on Barclays Dualis Index	Pays	0.95	7/27/15	(7,614)
Barclays Bank PLC	2,600,000	Receives	Excess Return on Barclays TrendSTAR+ Index	Pays	0.65	1/7/16	(54,980)
Barclays Bank PLC	23,700,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.13	7/27/15	447,857
Citibank, N.A.	22,400,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.14	7/28/15	599,051
Credit Suisse International	37,100,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.14	7/27/15	700,709

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Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Credit Suisse International	$1,000,000	Receives	Excess Return on Credit Suisse Commodity Backwardation 01E RV1 Index	Pays	0.47%	7/27/15	$(2,402)
Credit Suisse International	2,800,000	Receives	Excess Return on Credit Suisse Commodity Backwardation RV Index	Pays	0.50	7/27/15	(36,501)
Credit Suisse International	3,000,000	Receives	Excess Return on Credit Suisse Custom 12 Alpha Index(1)	Pays	0.68	7/27/15	(6,630)
Credit Suisse International	300,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - Heating Oil Index	Receives	0.00	7/6/15	(6,094)
Credit Suisse International	300,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - HRW Wheat Index	Receives	0.00	7/6/15	(31,509)
Credit Suisse International	300,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - Milling Wheat Index	Pays	0.30	7/6/15	26,405
Credit Suisse International	300,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - RBOB Gasoline Index	Pays	0.10	7/6/15	16,278
Credit Suisse International	300,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - SoybeanOil Index	Receives	0.00	7/6/15	6,043
Credit Suisse International	300,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - Soymeal Index	Pays	0.12	7/6/15	53,897
Credit Suisse International	300,000	Pays	Excess Return on Credit Suisse Multi-Asset Futures - Sugar #11 Index	Receives	0.00	7/6/15	486
Credit Suisse International	300,000	Receives	Excess Return on Credit Suisse Multi-Asset Futures - White Sugar Index	Pays	0.25	7/6/15	9,443

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Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	$2,100,000	Receives	Excess Return on J.P. Morgan ETF Efficiente 8 Index	Pays	0.00%	7/28/15	$(63,482)
Merrill Lynch International	8,000,000	Receives	Excess Return on 4X Leveraged Merrill Lynch MLBXW3CD Index	Pays	1.00	7/28/15	(20,726)
Merrill Lynch International	2,000,000	Receives	Excess Return on 4X Leveraged Merrill Lynch MLBXW3CO Index	Pays	0.80	7/28/15	(4,841)
Merrill Lynch International	36,500,000	Receives	Excess Return on Bloomberg Commodity Index	Pays	0.13	7/28/15	976,483
Merrill Lynch International	9,500,000	Receives	Excess Return on Merrill Lynch MLBX Armored Wolf Custom Index(2)	Pays	0.50	7/28/15	(28,798)

							$2,500,552

(1)

Custom equal-weighted long/short strategy index. The long index has the same structure as the Bloomberg Commodity Index, but with a different roll schedule, The short index is the Bloomberg Commodity Index.

(2)	Custom index comprised of various commodity long and short futures contracts with various expiration dates, generally from 2 months to 6 months.

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk:  Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative instruments, including commodity futures contracts and total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk:  The Fund enters into credit default swap contracts and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Interest Rate Risk:  Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into futures contracts and total return swap contracts to hedge against changes in interest rates and to enhance return.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts, currency options and foreign currency futures contracts to enhance return and to hedge against fluctuations in currency exchange rates.

Equity Price Risk:  The Fund enters into equity index futures contracts, options on individual stocks and total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The Fund enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $1,497,005. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $8,771,250.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Commodity	Total

Unaffiliated investments, at value	$—	$—	$89,908	$—	$—	$89,908
Net unrealized appreciation*	—	37,908	—	96,058	35,950	169,916
Receivable for open forward foreign currency exchange contracts	—	—	286,683	—	—	286,683
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	—	—	—	2,836,652	2,836,652

Total Asset Derivatives	$—	$37,908	$376,591	$96,058	$2,872,602	$3,383,159

Derivatives not subject to master netting or similar agreements	$—	$37,908	$—	$96,058	$35,950	$169,916

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$376,591	$—	$2,836,652	$3,213,243

Net unrealized appreciation*	$—	$—	$—	$(49,690)	$(49,530)	$(99,220)
Payable for open forward foreign currency exchange contracts	—	—	(697,824)	—	—	(697,824)
Payable for open swap contracts; Premium paid/received on open swap contracts	(478,256)	(63,482)	—	(54,980)	(202,463)	(799,181)

Total Liability Derivatives	$(478,256)	$(63,482)	$(697,824)	$(104,670)	$(251,993)	$(1,596,225)

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$(49,690)	$(49,530)	$(99,220)

Total Liability Derivatives subject to master netting or similar agreements	$(478,256)	$(63,482)	$(697,824)	$(54,980)	$(202,463)	$(1,497,005)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

27

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of June 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$191,084	$(32,424)	$—	$—	$158,660
Barclays Bank PLC	554,366	(171,471)	—	—	382,895
Citibank, N.A.	599,051	—	—	—	599,051
Credit Suisse International	813,261	(83,136)	—	—	730,125
JPMorgan Chase Bank, N.A.	78,998	(78,998)	—	—	—
Merrill Lynch International	976,483	(54,365)	—	—	922,118

	$3,213,243	$(420,394)	$—	$—	$2,792,849

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(32,424)	$32,424	$—	$—	$—
Barclays Bank PLC	(287,608)	171,471	—	—	(116,137)
Citibank, N.A.	(10,166)	—	—	—	(10,166)
Credit Suisse International	(294,626)	83,136	211,490	—	—
JPMorgan Chase Bank, N.A.	(817,816)	78,998	717,420	—	(21,398)
Merrill Lynch International	(54,365)	54,365	—	—	—

	$(1,497,005)	$420,394	$928,910	$—	$(147,701)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

28

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended June 30, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$(240,147)	$—	$(844,922)	$74,734	$596,096
Swap contracts	(48,828,973)	52,040	157,015	—	(347,719)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	4,369,110	—

Total	$(49,069,120)	$52,040	$(687,907)	$4,443,844	$248,377

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$—	$18,395	$—
Futures contracts	(855)	—	494,473	(31,238)	154,104
Swap contracts	42,135,756	(20,842)	(234,230)	—	110,702
Foreign currency and forward foreign currency exchange contracts	—	—	—	(3,420,298)	—

Total	$42,134,901	$(20,842)	$260,243	$(3,433,141)	$264,806

The average notional amounts of derivative instruments outstanding during the six months ended June 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Swap Contracts	Forward Foreign Currency Exchange Contracts

$29,224,000	$31,004,000	$381,352,000	$95,360,000

The average principal amount of purchased currency options contracts outstanding during the six months ended June 30, 2015, which is indicative of the volume of this derivative type, was approximately $956,000.

29

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

10  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At June 30, 2015, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $125,518. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 13) at June 30, 2015. The Fund’s average overdraft advances during the six months ended June 30, 2015 were not significant.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Notes to Consolidated Financial Statements (Unaudited) — continued

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$13,008,452	$—	$13,008,452
Foreign Corporate Bonds	—	941,703	—	941,703
U.S. Treasury Obligations	—	85,112,336	—	85,112,336
Common Stocks	5,000,559	—	—	5,000,559
Currency Put Options Purchased	—	89,908	—	89,908
Short-Term Investments	—	17,469,189	—	17,469,189

Total Investments	$5,000,559	$116,621,588	$—	$121,622,147

Forward Foreign Currency Exchange Contracts	$—	$286,683	$—	$286,683

Futures Contracts	169,916	—	—	169,916
Swap Contracts	—	2,836,652	—	2,836,652

Total	$5,170,475	$119,744,923	$—	$124,915,398

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(697,824)	$—	$(697,824)
Futures Contracts	(99,220)	—	—	(99,220)
Swap Contracts	—	(799,181)	—	(799,181)

Total	$(99,220)	$(1,497,005)	$—	$(1,596,225)

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Armored Wolf, LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of personnel of the Adviser and Sub-adviser in investing in commodity-linked derivative securities, inflation-linked bonds and global bonds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent

33

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Fund. The Board noted that actions are being taken by the Adviser to address Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

34

Eaton Vance

Commodity Strategy Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Commodity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Commodity Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Armored Wolf, LLC

Lakeshore Tower III

18111 Von Karman Avenue, Suite #525

Irvine, CA 92612

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7770 6.30.15

Eaton Vance

Core Bond Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Core Bond Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

Core Bond Fund

June 30, 2015

Performance1,2

Portfolio Managers Thomas H. Luster, CFA and Bernard Scozzafava, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/05/2009	03/07/2000	0.28%	1.23%	3.58%	4.14%
Class A with 4.75% Maximum Sales Charge	—	—	–4.50	–3.57	2.57	3.64
Class I at NAV	03/21/2007	03/07/2000	0.51	1.59	3.84	4.30
Barclays U.S. Aggregate Bond Index	—	—	–0.10%	1.86%	3.35%	4.44%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					0.99%	0.74%
Net					0.75	0.50

Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Core Bond Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class A is linked to Class I. Performance prior to the inception date of Class I is linked to the performance of Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (the “Portfolio”) into which the Fund invests. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance

Core Bond Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,002.80	$3.72	**	0.75%
Class I	$1,000.00	$1,005.10	$2.49	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76	**	0.75%
Class I	$1,000.00	$1,022.30	$2.51	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Core Bond Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investment in Core Bond Portfolio, at value (identified cost, $67,997,721)	$68,128,990
Receivable for Fund shares sold	52,481
Receivable from affiliate	13,114
Total assets	$68,194,585

Liabilities
Payable for Fund shares redeemed	$156,051
Distributions payable	105,649
Payable to affiliates:
Distribution and service fees	5,165
Trustees’ fees	125
Accrued expenses	28,932
Total liabilities	$295,922
Net Assets	$67,898,663

Sources of Net Assets
Paid-in capital	$68,717,083
Accumulated net realized loss from Portfolio	(651,067)
Accumulated distributions in excess of net investment income	(298,622)
Net unrealized appreciation from Portfolio	131,269
Total	$67,898,663

Class A Shares
Net Assets	$24,854,646
Shares Outstanding	2,516,361
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.88
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.37

Class I Shares
Net Assets	$43,044,017
Shares Outstanding	4,363,028
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Interest allocated from Portfolio (net of foreign taxes, $233)	$850,358
Dividends allocated from Portfolio	6,047
Securities lending income allocated from Portfolio, net	2,101
Expenses allocated from Portfolio	(169,808)
Total investment income from Portfolio	$688,698

Expenses
Distribution and service fees
Class A	$31,451
Trustees’ fees and expenses	250
Custodian fee	7,064
Transfer and dividend disbursing agent fees	23,838
Legal and accounting services	12,479
Printing and postage	10,130
Registration fees	19,729
Miscellaneous	4,794
Total expenses	$109,735
Deduct —
Allocation of expenses to affiliate	$78,439
Total expense reductions	$78,439

Net expenses	$31,296

Net investment income	$657,402

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(241,010)
Financial futures contracts	(24,000)
Net realized loss	$(265,010)
Change in unrealized appreciation (depreciation) —
Investments	$(155,831)
Financial futures contracts	18,421
Net change in unrealized appreciation (depreciation)	$(137,410)

Net realized and unrealized loss	$(402,420)

Net increase in net assets from operations	$254,982

6	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$657,402	$1,782,528
Net realized gain (loss) from investment transactions and financial futures contracts	(265,010)	808,870
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(137,410)	1,377,676
Net increase in net assets from operations	$254,982	$3,969,074
Distributions to shareholders —
From net investment income
Class A	$(328,390)	$(962,594)
Class I	(610,898)	(1,437,110)
Total distributions to shareholders	$(939,288)	$(2,399,704)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,642,484	$8,231,950
Class I	5,401,201	11,988,644
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	168,656	501,589
Class I	181,999	305,513
Cost of shares redeemed
Class A	(6,547,987)	(20,537,974)
Class I	(2,837,894)	(18,767,530)
Net increase (decrease) in net assets from Fund share transactions	$2,008,459	$(18,277,808)

Net increase (decrease) in net assets	$1,324,153	$(16,708,438)

Net Assets
At beginning of period	$66,574,510	$83,282,948
At end of period	$67,898,663	$66,574,510

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(298,622)	$(16,736)

7	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.980		$9.800	$10.360	$10.470	$10.310	$10.080

Income (Loss) From Operations
Net investment income(1)	$0.089		$0.226	$0.220	$0.284	$0.315	$0.362
Net realized and unrealized gain (loss)	(0.059)		0.260	(0.341)	0.217	0.376	0.365

Total income (loss) from operations	$0.030		$0.486	$(0.121)	$0.501	$0.691	$0.727

Less Distributions
From net investment income	$(0.130)		$(0.306)	$(0.326)	$(0.382)	$(0.377)	$(0.380)
From net realized gain	—		—	(0.113)	(0.229)	(0.154)	(0.117)

Total distributions	$(0.130)		$(0.306)	$(0.439)	$(0.611)	$(0.531)	$(0.497)

Net asset value — End of period	$9.880		$9.980	$9.800	$10.360	$10.470	$10.310

Total Return(2)	0.28	%(3)	5.00%	(1.18)%	4.86%	6.84%	7.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,855		$25,821	$36,947	$16,550	$17,882	$15,622
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	0.75	%(7)	0.75%	0.75%	0.75%	0.93%	0.95%
Net investment income	1.78	%(7)	2.27%	2.19%	2.69%	3.01%	3.48%
Portfolio Turnover of the Portfolio	80	%(3)	134%	107%	113%	100%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.23%, 0.24%, 0.28%, 0.33%, 0.21% and 0.31% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Absent these reimbursements, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$9.960		$9.780	$10.350	$10.460	$10.290	$10.080

Income (Loss) From Operations
Net investment income(1)	$0.101		$0.249	$0.248	$0.309	$0.341	$0.391
Net realized and unrealized gain (loss)	(0.049)		0.261	(0.354)	0.218	0.386	0.345

Total income (loss) from operations	$0.052		$0.510	$(0.106)	$0.527	$0.727	$0.736

Less Distributions
From net investment income	$(0.142)		$(0.330)	$(0.351)	$(0.408)	$(0.403)	$(0.409)
From net realized gain	—		—	(0.113)	(0.229)	(0.154)	(0.117)

Total distributions	$(0.142)		$(0.330)	$(0.464)	$(0.637)	$(0.557)	$(0.526)

Net asset value — End of period	$9.870		$9.960	$9.780	$10.350	$10.460	$10.290

Total Return(2)	0.51	%(3)	5.27%	(1.04)%	5.12%	7.22%	7.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,044		$40,753	$46,336	$20,292	$25,753	$31,337
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)(6)	0.50	%(7)	0.50%	0.50%	0.50%	0.69%	0.70%
Net investment income	2.03	%(7)	2.50%	2.47%	2.93%	3.27%	3.77%
Portfolio Turnover of the Portfolio	80	%(3)	134%	107%	113%	100%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

The investment adviser of the Portfolio and/or the administrator reimbursed certain operating expenses (equal to 0.23%, 0.24%, 0.28%, 0.34%, 0.21% and 0.31% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Absent these reimbursements, total return would be lower.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Core Bond Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Core Bond Fund (formerly, Eaton Vance Investment Grade Income Fund) (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (29.2% at June 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Core Bond Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2016. Pursuant to this agreement, EVM was allocated $78,439 of the Fund’s operating expenses for the six months ended June 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $977 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,007 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $31,451 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,077,114 and $5,180,860, respectively.

11

Eaton Vance

Core Bond Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	563,897	828,505
Issued to shareholders electing to receive payments of distributions in Fund shares	16,823	50,267
Redemptions	(652,734)	(2,062,433)

Net decrease	(72,014)	(1,183,661)

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	538,581	1,207,535
Issued to shareholders electing to receive payments of distributions in Fund shares	18,178	30,647
Redemptions	(283,611)	(1,884,213)

Net increase (decrease)	273,148	(646,031)

At June 30, 2015, accounts advised by EVM, pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 58.8% of the value of the outstanding shares of the Fund.

8  Name Change

Effective May 1, 2015, the name of Eaton Vance Core Bond Fund was changed from Eaton Vance Investment Grade Income Fund.

12

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 30.5%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 0.4%
CNH Industrial Capital, LLC, 3.875%, 11/1/15	$350	$351,750
Lorillard Tobacco Co., 7.00%, 8/4/41	444	513,703

		$865,453

Automotive — 1.5%
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	$820	$895,850
Ford Motor Co., 7.45%, 7/16/31	419	537,118
General Motors Co., 6.25%, 10/2/43	660	737,455
Nexteer Automotive Group, Ltd., 5.875%, 11/15/21(1)	600	618,000
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	700	690,375

		$3,478,798

Automotive & Auto Parts — 0.3%
Harman International Industries, Inc., 4.15%, 5/15/25	$706	$696,111

		$696,111

Banks — 6.1%
Bank of America Corp., 3.30%, 1/11/23	$836	$823,654
Bank of America Corp., 5.65%, 5/1/18	727	798,746
Barclays PLC, 2.75%, 11/8/19	1,080	1,073,219
BPCE SA, 4.625%, 7/11/24(1)	475	464,711
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	623,878
Citigroup, Inc., 3.875%, 10/25/23	59	60,237
Citigroup, Inc., 4.30%, 11/20/26	629	615,383
Citigroup, Inc., 4.50%, 1/14/22	653	701,483
Citigroup, Inc., 6.625%, 6/15/32	155	183,512
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	500	480,875
Discover Bank, 3.20%, 8/9/21	700	690,390
Fifth Third Bancorp, 4.30%, 1/16/24	540	554,427
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	600	682,334
KeyBank NA, 1.65%, 2/1/18	485	485,306
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	196,181
Morgan Stanley, 4.35%, 9/8/26	579	569,144
Morgan Stanley, 4.875%, 11/1/22	1,020	1,085,389
PNC Bank NA, 4.20%, 11/1/25	800	839,349
Rabobank Nederland, 4.625%, 12/1/23	600	619,286
Santander Holdings USA, Inc., 2.65%, 4/17/20	715	703,092
Societe Generale SA, 4.25%, 4/14/25(1)(3)	700	658,496
Standard Chartered PLC, 5.20%, 1/26/24(1)(3)	482	504,904
Wells Fargo & Co., 3.45%, 2/13/23	564	560,801
Wells Fargo & Co., 4.10%, 6/3/26	364	365,409

		$14,340,206

Security	Principal Amount (000’s omitted)	Value

Beverages — 0.3%
Constellation Brands, Inc., 4.25%, 5/1/23	$625	$617,187

		$617,187

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 5/22/19	$418	$416,973
Amgen, Inc., 5.15%, 11/15/41	191	196,191

		$613,164

Building Materials — 0.2%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$509,002

		$509,002

Chemicals — 0.4%
LYB International Finance BV, 4.00%, 7/15/23	$550	$563,076
Mosaic Co., 4.25%, 11/15/23	350	360,030

		$923,106

Commercial Services — 0.2%
Hillenbrand, Inc., 5.50%, 7/15/20	$400	$433,013

		$433,013

Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	$592	$610,270
Ally Financial, Inc., 3.25%, 9/29/17	878	880,195
American Express Co., 3.625%, 12/5/24	650	632,743
General Electric Capital Corp., 5.30%, 2/11/21	1,009	1,134,296
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	133,977
International Lease Finance Corp., 6.25%, 5/15/19	650	704,437
JPMorgan Chase & Co., 3.875%, 9/10/24	578	567,660
JPMorgan Chase & Co., 5.625%, 8/16/43	160	170,672
Navient Corp., 5.00%, 10/26/20	725	723,187
Synchrony Financial, 3.75%, 8/15/21	561	565,429

		$6,122,866

Diversified Manufacturing — 0.4%
Joy Global, Inc., 5.125%, 10/15/21	$502	$550,369
Tyco Electronics Group SA, 6.55%, 10/1/17	451	500,602

		$1,050,971

Educational Services — 0.3%
University of Notre Dame du Lac, 3.438%, 2/15/45	$660	$594,698

		$594,698

13	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 2.5%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)(3)	$836	$877,800
E.CL SA, 4.50%, 1/29/25(1)	500	502,209
Enel Finance International NV, 6.00%, 10/7/39(1)	502	557,549
Entergy Corp., 4.00%, 7/15/22(4)	942	949,588
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	607,218
Georgia Power Co., 4.30%, 3/15/42	628	595,302
ITC Holdings Corp., 4.05%, 7/1/23	310	315,675
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	466	485,900
Trans-Allegheny Interstate Line Co, 3.85%, 6/1/25(1)	620	616,178
Trimble Navigation, Ltd., 4.75%, 12/1/24	430	430,778

		$5,938,197

Electrical and Electronic Equipment — 0.9%
Flextronics International, Ltd., 4.75%, 6/15/25(1)	$710	$705,243
Molex Electronic Technologies, LLC, 3.90%, 4/15/25(1)	739	716,405
NXP BV/NXP Funding, LLC, 4.125%, 6/15/20(1)	700	707,000

		$2,128,648

Energy — 0.4%
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/23(1)(3)	$340	$244,848
Total Capital International SA, 2.70%, 1/25/23	660	641,236

		$886,084

Financial Services — 0.3%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$341	$346,338
Janus Capital Group, Inc., 6.70%, 6/15/17	437	475,729

		$822,067

Foods — 0.4%
Gruma SAB de CV, 4.875%, 12/1/24(1)(3)	$200	$208,750
JBS USA, LLC/JBS USA Finance, Inc., 5.75%, 6/15/25(1)	685	679,862

		$888,612

Health Services — 1.3%
Dignity Health, 3.812%, 11/1/24	$761	$779,102
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	585	635,456
Laboratory Corp. of America Holdings, 2.625%, 2/1/20	285	282,735
Tenet Healthcare Corp., 4.75%, 6/1/20	630	642,600
UnitedHealth Group, Inc., 2.875%, 12/15/21	652	651,753

		$2,991,646

Security	Principal Amount (000’s omitted)	Value

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 14, Ltd., 1.625%, 10/31/17(1)	$500	$498,931

		$498,931

Home Construction — 0.6%
MDC Holdings, Inc., 5.625%, 2/1/20	$380	$400,900
MDC Holdings, Inc., 6.00%, 1/15/43	512	432,640
Toll Brothers Finance Corp., 4.375%, 4/15/23	655	645,175

		$1,478,715

Insurance — 0.8%
Aflac, Inc., 4.00%, 2/15/22	$260	$274,885
Aflac, Inc., 6.45%, 8/15/40	310	376,304
American International Group, Inc., 5.85%, 1/16/18	535	589,918
Principal Financial Group, Inc., 6.05%, 10/15/36	185	215,005
Prudential Financial, Inc., 6.00%, 12/1/17	310	342,192

		$1,798,304

Internet Software & Services — 0.6%
Netflix, Inc., 5.75%, 3/1/24	$685	$707,262
Seagate HDD Cayman, 3.75%, 11/15/18	700	729,917

		$1,437,179

Machinery — 0.3%
Timken Co. (The), 3.875%, 9/1/24	$690	$668,208

		$668,208

Mining — 0.9%
Barrick Gold Corp., 3.85%, 4/1/22	$176	$170,646
Barrick International Barbados Corp., 6.35%, 10/15/36(1)	400	394,361
Glencore Canada Corp., 6.20%, 6/15/35	175	173,907
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)	500	468,542
Southern Copper Corp., 5.875%, 4/23/45	494	471,128
Teck Resources, Ltd., 5.20%, 3/1/42	612	444,499

		$2,123,083

Miscellaneous Manufacturing — 0.2%
Trinity Industries, Inc., 4.55%, 10/1/24	$438	$422,734

		$422,734

14	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Oil and Gas – Equipment and Services — 2.8%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$675	$718,875
Anadarko Petroleum Corp., 6.95%, 6/15/19	555	645,242
Concho Resources, Inc., 5.50%, 10/1/22	615	615,000
Ecopetrol SA, 5.875%, 5/28/45	545	483,688
Empresa Nacional del Petroleo, 4.375%, 10/30/24(1)	500	500,395
Noble Energy, Inc., 3.90%, 11/15/24	659	650,056
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)(3)	600	435,750
Petrobras Global Finance BV, 3.50%, 2/6/17	409	405,618
Pioneer Natural Resources Co., 7.50%, 1/15/20	452	531,931
Rowan Cos., Inc., 4.75%, 1/15/24(3)	496	474,184
Rowan Cos., Inc., 5.40%, 12/1/42	200	163,035
Rowan Cos., Inc., 5.85%, 1/15/44	245	207,446
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	730	725,437

		$6,556,657

Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.00%, 3/12/20	$380	$381,980
Actavis Funding SCS, 4.55%, 3/15/35	447	425,079

		$807,059

Pipelines — 0.5%
Energy Transfer Partners LP, 4.90%, 2/1/24	$502	$510,745
Plains All America Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19	650	647,388

		$1,158,133

Real Estate Investment Trusts (REITs) — 1.2%
CubeSmart LP, 4.80%, 7/15/22	$622	$669,237
DDR Corp., 4.625%, 7/15/22	538	565,119
Essex Portfolio LP, 3.25%, 5/1/23	725	698,438
Healthcare Realty Trust, 3.875%, 5/1/25	248	239,319
Host Hotels & Resorts L.P., 4.75%, 3/1/23	510	538,466

		$2,710,579

Retail – Specialty and Apparel — 1.2%
AutoNation, Inc., 5.50%, 2/1/20	$719	$781,913
Family Tree Escrow, LLC, 5.25%, 3/1/20(1)	645	678,056
Gap, Inc. (The), 5.95%, 4/12/21	853	963,540
Ross Stores, Inc., 3.375%, 9/15/24	300	296,010

		$2,719,519

Software — 0.6%
Autodesk, Inc., 3.125%, 6/15/20	$699	$700,375
Oracle Corp., 4.50%, 7/8/44	620	613,864

		$1,314,239

Security	Principal Amount (000’s omitted)	Value

Technology — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24	$361	$360,562

		$360,562

Telecommunications — 1.4%
AT&T, Inc., 3.00%, 6/30/22	$940	$908,160
Axtel SAB de CV, 9.00%, 1/31/20(1)	600	603,000
CommScope, Inc., 4.375%, 6/15/20(1)	685	693,563
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	635	646,906
Verizon Communications, Inc., 6.55%, 9/15/43	310	363,712

		$3,215,341

Total Corporate Bonds & Notes (identified cost $71,074,403)		$71,169,072

Agency Mortgage-Backed Securities — 22.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$862	$888,642
Gold Pool #C09031, 2.50%, 2/1/43	688	658,185
Gold Pool #C09032, 3.50%, 2/1/43	972	1,001,584
Gold Pool #G08596, 4.50%, 7/1/44	1,512	1,633,972
Gold Pool #G18176, 5.00%, 4/1/22	120	129,326
Gold Pool #G18472, 2.50%, 7/1/28	225	228,929
Gold Pool #G18514, 3.00%, 6/1/29	85	88,426
Pool #A97620, 4.50%, 3/1/41	766	830,546
Pool #C03490, 4.50%, 8/1/40	1,362	1,474,974
Pool #C03517, 4.50%, 9/1/40	678	734,501
Pool #C09013, 3.00%, 9/1/42	959	956,472
Pool #E03124, 3.00%, 4/1/27	1,424	1,481,475
Pool #G04913, 5.00%, 3/1/38	1,609	1,776,533
Pool #G05958, 5.00%, 8/1/40	375	413,740
Pool #G06091, 5.50%, 5/1/40	324	362,165
Pool #G07527, 3.00%, 10/1/43	521	518,887
Pool #G07589, 5.50%, 6/1/41	1,608	1,798,599
Pool #G08348, 5.00%, 6/1/39	303	334,144
Pool #G18309, 4.50%, 5/1/24	252	268,536
Pool #G18441, 2.50%, 8/1/27	331	336,868
Pool #G18544, 2.50%, 3/1/30	892	902,429
Pool #Q00285, 4.50%, 4/1/41	994	1,077,791

		$17,896,724

15	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association:
30-Year, 3.50%, TBA(5)	$7,500	$7,717,383
30-Year, 4.00%, TBA(5)	6,500	6,878,828
Pool #735415, 6.50%, 12/1/32	433	502,548
Pool #889982, 5.50%, 11/1/38	131	147,375
Pool #890397, 3.50%, 12/1/26	100	105,892
Pool #890427, 3.50%, 4/1/42	1,785	1,842,594
Pool #929009, 6.00%, 1/1/38	406	462,204
Pool #995203, 5.00%, 7/1/35	44	49,216
Pool #AB1776, 3.50%, 11/1/25	814	859,235
Pool #AB4827, 3.50%, 4/1/42	523	539,390
Pool #AC8540, 4.50%, 12/1/24	196	208,938
Pool #AE0481, 5.00%, 9/1/40	670	742,412
Pool #AE0949, 4.00%, 2/1/41	549	583,907
Pool #AE0971, 4.00%, 5/1/25	121	129,066
Pool #AE7535, 4.00%, 10/1/40	482	513,147
Pool #AE7758, 3.50%, 11/1/25	311	327,993
Pool #AE9757, 4.00%, 12/1/40	107	113,877
Pool #AH0944, 4.00%, 12/1/40	1,240	1,320,314
Pool #AH1559, 4.00%, 12/1/40	209	222,789
Pool #AH3804, 4.00%, 2/1/41	983	1,046,555
Pool #AH6827, 4.00%, 3/1/26	528	564,047
Pool #AH9055, 4.50%, 4/1/41	775	840,888
Pool #AK3264, 3.00%, 2/1/27	368	382,180
Pool #AK6759, 3.50%, 3/1/42	1,675	1,728,644
Pool #AL2551, 3.50%, 10/1/42	403	416,957
Pool #AL3865, 3.50%, 7/1/43	102	105,576
Pool #MA1003, 3.50%, 3/1/42	991	1,022,579
Pool #MA1060, 2.50%, 5/1/27	1,170	1,191,402
Pool #MA1438, 2.50%, 5/1/28	1,179	1,199,342

		$31,765,278

Government National Mortgage Association:
Pool #781412, 6.50%, 2/15/17	$35	$35,707
Pool #MA2524, 5.00%, 1/20/45	1,913	2,101,202

		$2,136,909

Total Agency Mortgage-Backed Securities (identified cost $51,375,877)		$51,798,911

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association, Series 2005-58, Class MA, 5.50%, 7/25/35	$770	$863,235

Total Collateralized Mortgage Obligations (identified cost $856,223)		$863,235

Commercial Mortgage-Backed Securities — 7.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$56	$56,026
A10 Securitization, LLC, Series 2015-1, Class A2, 3.13%, 4/15/34(1)	880	877,851
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(6)	767	790,882
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	135,250
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	400	417,476
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	434	450,169
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	403,464
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	480	499,239
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	172,819
COMM, Series 2013-CR11, Class C, 5.339%, 10/10/46(1)(6)	500	534,400
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	700	557,241
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	325	271,805
COMM, Series 2014-UBS2, Class A2, 2.82%, 3/10/47	670	689,818
COMM, Series 2015-LC19, Class C, 4.406%, 2/10/48(6)	700	687,603
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	366	378,247
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	497	502,197
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(6)	750	767,124
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	303,263
JPMBB, Series 2014-C22, Class D, 4.713%, 9/15/47(1)(6)	500	451,535
JPMBB, Series 2014-C23, Class D, 4.109%, 9/15/47(1)(6)	250	218,043
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	407	418,414
JPMCC, Series 2006-LDP7, Class A4, 6.10%, 4/15/45(6)	208	212,354
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	362	373,448
JPMCC, Series 2011-C5, Class A3, 4.171%, 8/15/46	850	919,667
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	220,251
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	262	272,931
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(1)	1,000	1,000,995
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	452	470,198
MSC, Series 2007-IQ15, Class A4, 6.104%, 6/11/49(6)	876	936,447
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	103	103,995
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	34	33,985

16	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	$179	$180,688
UBSCM, Series 2012-C1, Class D, 5.727%, 5/10/45(1)(6)	850	869,055
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	477	496,398
WFCM, Series 2010-C1, Class C, 5.768%, 11/15/43(1)(6)	500	553,384
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	80,956

Total Commercial Mortgage-Backed Securities (identified cost $16,328,605)		$16,307,618

Asset-Backed Securities — 13.1%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 0.9%
CNH, Series 2014-C, Class A2, 0.63%, 12/15/17	$2,000	$1,999,548

		$1,999,548

Automotive — 6.1%
AESOP, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	$450	$462,396
AESOP, Series 2014-1A, Class A, 2.46%, 7/20/20(1)	920	926,323
AESOP, Series 2014-1A, Class B, 2.96%, 7/20/20(1)	265	265,244
AMCAR, Series 2013-5, Class B, 1.52%, 1/8/19	353	354,126
BMWOT, Series 2014-A, Class A2, 0.53%, 4/25/17	821	821,461
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	121	121,080
CRART, Series 2013-2, Class A2, 1.23%, 3/15/19	360	360,523
EFF, Series 2014-1, Class A3, 1.38%, 9/20/19(1)	500	500,058
FITAT, Series 2014-1, Class A4, 1.14%, 10/15/20	365	365,528
FORDF, Series 2014-1, Class B, 1.40%, 2/15/19	740	742,600
FORDR, Series 2014-1, Class B, 2.41%, 11/15/25(1)	475	476,816
GFORT, Series 2015-1, Class B, 1.97%, 5/15/20(1)	775	774,609
GMALT, Series 2014-2A, Class A2, 0.73%, 2/20/17(1)	1,524	1,523,250
HAROT, Series 2014-2, Class A4, 1.18%, 5/18/20	570	570,931
MBALT, Series 2013-B, Class A3, 0.62%, 7/15/16	532	531,581
NALT, Series 2014-B, Class A2A, 0.73%, 4/17/17	973	972,892
SDART, Series 2013-5, Class B, 1.55%, 10/15/18	885	889,610
SDART, Series 2014-4, Class A2A, 0.67%, 1/16/18	1,302	1,300,991
SDART, Series 2015-1, Class B, 1.97%, 11/15/19	1,000	1,003,747
TAOT, Series 2014-C, Class A2, 0.51%, 2/15/17	922	922,024
VWMT, Series 2014-1A, Class A2, 1.40%, 7/22/19(1)	455	456,784

		$14,342,574

Computers — 0.5%
DEFT, Series 2015-1, Class C, 2.42%, 3/23/20(1)	$1,225	$1,223,380

		$1,223,380

Security	Principal Amount (000’s omitted)	Value

Lodging and Gaming — 0.2%
HGVT, Series 2014-AA, Class A, 1.77%, 11/25/26(1)	$270	$268,356
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	120	120,676

		$389,032

Other — 3.9%
CHAIT, Series 2012-A8, Class A8, 0.54%, 10/16/17	$2,000	$2,000,365
DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	828	831,327
FKL, Series 2015-SFR1, Class A, 2.553%, 3/9/47(1)	697	698,774
GALC, Series 2014-1, Class A4, 1.47%, 8/15/20(1)	455	455,734
GEEMT, Series 2014-1, Class A2, 0.64%, 4/24/17	1,357	1,356,506
GEET, Series 2014-1, Class A4, 1.48%, 8/23/22	375	376,250
LRF, Series 2015-1, Class A4, 2.03%, 8/17/20(1)	555	553,972
SCFT, Series 2014-AA, Class A, 2.70%, 5/25/23(1)	746	750,368
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(1)	219	219,708
SRFC, Series 2015-1A, Class B, 3.05%, 3/22/32(1)	744	744,466
WEN, Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	1,050	1,048,930

		$9,036,400

Single Family Home Rental — 1.5%
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(1)(7)	$1,000	$992,762
ARP, Series 2014-SFR1, Class C, 2.524%, 9/17/31(1)(7)	850	856,506
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(1)(7)	915	909,141
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(7)	350	342,983
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.785%, 6/17/31(1)(7)	500	497,015

		$3,598,407

Total Asset-Backed Securities (identified cost $30,559,614)		$30,589,341

Foreign Government Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.2%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$540,600

		$540,600

17	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Mexico — 0.6%
Government of Mexico, 3.60%, 1/30/25(3)	$500	$494,250
Government of Mexico, 4.00%, 10/2/23	790	812,910

		$1,307,160

Total Foreign Government Bonds (identified cost $1,821,908)		$1,847,760

Foreign Government Agency Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value

Sweden — 0.3%
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(2)	$600	$600,216

Total Foreign Government Agency Bonds (identified cost $597,206)		$600,216

U.S. Treasury Obligations — 28.7%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 3.625%, 2/15/44	$9,390	$10,279,120
U.S. Treasury Bond, 3.875%, 8/15/40	419	476,645
U.S. Treasury Bond, 4.50%, 2/15/36	3,081	3,861,118
U.S. Treasury Bond, 5.375%, 2/15/31	2,634	3,534,499
U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/20(8)	6,378	6,816,323
U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/25(8)	5,303	6,230,373
U.S. Treasury Note, 2.00%, 4/30/16	16,515	16,745,946
U.S. Treasury Note, 2.625%, 8/15/20	113	118,120
U.S. Treasury Note, 3.50%, 2/15/18	16,897	18,032,276
U.S. Treasury Note, 4.625%, 2/15/17	995	1,060,375

Total U.S. Treasury Obligations (identified cost $67,622,462)		$67,154,795

Preferred Securities — 0.4%

Security	Shares	Value

Diversified Financial Services — 0.1%
PPTT, 2006-A GS, Class A, 5.925%(1)(7)	1.30	$227,957

		$227,957

Security	Shares	Value

Insurance — 0.3%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(9)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $2,278,613)		$1,028,082

Interest Rate Swaptions Purchased — 0.5%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.30%	Bank of America, N.A.	2/8/16	$5,000	$217,988
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.33%	Wells Fargo Bank, N.A.	1/11/16	8,900	348,213
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.60%	Wells Fargo Bank, N.A.	5/12/16	10,200	357,262
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.85%	Wells Fargo Bank, N.A.	5/12/16	3,000	257,769

Total Interest Rate Swaptions Purchased (identified cost $956,542)				$1,181,232

Short-Term Investments — 3.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.10%(10)(11)	$3,334	$3,334,483
Eaton Vance Cash Reserves Fund, LLC, 0.18%(11)	5,097	5,096,585

Total Short-Term Investments (identified cost $8,431,068)		$8,431,068

Total Investments — 107.4% (identified cost $251,902,521)		$250,971,330

Other Assets, Less Liabilities — (7.4)%		$(17,262,302)

Net Assets — 100.0%		$233,709,028

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

18	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

AESOP	–	Avis Budget Rental Car Funding LLC
AH4R	–	American Homes 4 Rent
AMCAR	–	AmeriCredit Automobile Receivables Trust
ARP	–	American Residential Properties Trust
BACM	–	Banc of America Commercial Mortgage Trust
BMWOT	–	BMW Vehicle Owner Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CAH	–	Colony American Homes
CARMX	–	CarMax Auto Owner Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
CHAIT	–	Chase Issuance Trust
CNH	–	CNH Equipment Trust
COMM	–	Commercial Mortgage Trust
CRART	–	California Republic Auto Receivables Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DEFT	–	Dell Equipment Finance Trust
DNKN	–	DB Master Finance LLC
EFF	–	Enterprise Fleet Financing LLC
ESA	–	Extended Stay America Trust
FITAT	–	Fifth Third Auto Trust
FKL	–	FirstKey Lending Trust
FORDF	–	Ford Credit Floorplan Master Owner Trust
FORDR	–	Ford Credit Auto Owner Trust
GALC	–	Great America Leasing Receivables
GEEMT	–	GE Equipment Midticket LLC
GEET	–	GE Equipment Transportation LLC
GFORT	–	GMF Floorplan Owner Revolving Trust
GMALT	–	GM Financial Automobile Leasing Trust
HAROT	–	Honda Auto Receivables Owner Trust
HGVT	–	Hilton Grand Vacations Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
LRF	–	Leaf II Receivables Funding LLC
MBALT	–	Mercedes-Benz Auto Lease Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
NALT	–	Nissan Auto Lease Trust
NCUA	–	National Credit Union Administration
PPTT	–	Preferred Pass-Through Trust
SCFT	–	SpringCastle Funding Trust
SDART	–	Santander Drive Auto Receivables Trust
SRFC	–	Sierra Receivables Funding Co., LLC
TAOT	–	Toyota Auto Receivables Owner Trust
UBSCM	–	UBS Commercial Mortgage Trust
VWMT	–	Volkswagen Credit Auto Master Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WEN	–	Wendys Funding LLC
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $39,444,304 or 16.9% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at June 30, 2015.

(4)	When-issued security.

(5)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2015.

(7)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)	Non-income producing security.

(10)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

19	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value including $3,265,984 of securities on loan (identified cost, $243,471,453)	$242,540,262
Affiliated investments, at value (identified cost, $8,431,068)	8,431,068
Cash	25,260
Restricted cash*	970,000
Interest receivable	1,690,823
Interest receivable from affiliated investment	599
Securities lending income receivable	1,169
Receivable from affiliate	8,185
Total assets	$253,667,366

Liabilities
Cash collateral due to broker	$970,000
Collateral for securities loaned	3,334,483
Payable for investments purchased	24,101
Payable for when-issued securities	940,672
Payable for forward purchase commitment	14,557,813
Payable to affiliates:
Investment adviser fee	87,043
Trustees’ fees	2,715
Accrued expenses	41,511
Total liabilities	$19,958,338
Net Assets applicable to investors’ interest in Portfolio	$233,709,028

Sources of Net Assets
Investors’ capital	$234,640,219
Net unrealized depreciation	(931,191)
Total	$233,709,028

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

20	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Interest (net of foreign taxes, $783)	$2,814,044
Dividends	19,884
Securities lending income, net	6,961
Interest allocated from affiliated investment	3,680
Expenses allocated from affiliated investment	(334)
Total investment income	$2,844,235

Expenses
Investment adviser fee	$511,817
Trustees’ fees and expenses	6,082
Custodian fee	40,870
Legal and accounting services	35,728
Miscellaneous	6,350
Total expenses	$600,847
Deduct —
Allocation of expenses to affiliate	$36,948
Reduction of custodian fee	6
Total expense reductions	$36,954

Net expenses	$563,893

Net investment income	$2,280,342

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$143,371
Investment transactions allocated from affiliated investment	7
Financial futures contracts	(78,446)
Net realized gain	$64,932
Change in unrealized appreciation (depreciation) —
Investments	$(1,575,890)
Financial futures contracts	60,551
Net change in unrealized appreciation (depreciation)	$(1,515,339)

Net realized and unrealized loss	$(1,450,407)

Net increase in net assets from operations	$829,935

21	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$2,280,342	$4,704,681
Net realized gain from investment transactions and financial futures contracts	64,932	1,929,310
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,515,339)	2,952,583
Net increase in net assets from operations	$829,935	$9,586,574
Capital transactions —
Contributions	$30,019,170	$75,604,548
Withdrawals	(11,678,097)	(48,352,922)
Net increase in net assets from capital transactions	$18,341,073	$27,251,626

Net increase in net assets	$19,171,008	$36,838,200

Net Assets
At beginning of period	$214,538,020	$177,699,820
At end of period	$233,709,028	$214,538,020

22	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014		2013		2012		2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)(3)	0.50	%(3)	0.50	%(3)	0.50	%(3)	0.57%	0.57%
Net investment income	2.02	%(2)	2.47%		2.48%		2.93%		3.39%	3.87%
Portfolio Turnover	80	%(4)(5)	134	%(5)	107%		113%		100%	91%

Total Return	0.41	%(4)	5.27%		(1.04)%		5.12%		7.34%	7.53%

Net assets, end of period (000’s omitted)	$233,709		$214,538		$177,700		$114,900		$129,707	$144,019

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.03%, 0.03%, 0.07% and 0.07% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013 and 2012, respectively). Absent this subsidy, total return would have been lower.

(4)	Not annualized.

(5)	Includes the effect of To-Be-Announced (TBA) transactions.

23	See Notes to Financial Statements.

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Balanced Fund, Eaton Vance Core Bond Fund (formerly, Eaton Vance Investment Grade Income Fund) and donor advised funds (established and maintained by a public charity) managed by Eaton Vance Management (EVM) held an interest of 56.7%, 29.2% and 14.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

24

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To-Be-Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

25

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2015, the Portfolio’s investment adviser fee amounted to $511,817 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $36,948 of the Portfolio’s operating expenses for the six months ended June 30, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and TBA transactions, for the six months ended June 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$37,377,668	$37,902,539
U.S. Government and Agency Securities	160,901,180	151,608,414

	$198,278,848	$189,510,953

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$253,140,379

Gross unrealized appreciation	$1,933,057
Gross unrealized depreciation	(4,102,106)

Net unrealized depreciation	$(2,169,049)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2015, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into financial futures contracts and interest rate swaptions.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master

26

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at June 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Interest rate swaptions purchased	$1,181,232	(1)	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of June 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$217,988	$—	$—	$—	$217,988
Wells Fargo bank, N.A.	963,244	—	—	(963,244)	—

	$1,181,232	$—	$—	$(963,244)	$217,988

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

Information with respect to securities on loan at June 30, 2015 is included at Note 7.

27

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Financial futures contracts	$(78,446	)(1)	$60,551	(2)
Interest rate swaptions purchased	(508,768	)(3)	762,876	(4)

Total	$(587,214)		$823,427

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

(3)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amounts of derivative contracts outstanding during the six months ended June 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Interest Rate Swaptions Purchased

$1,020,000	$603,000	$23,600,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2015 amounted to $1,160.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2015, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,265,984 and $3,334,483, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at June 30, 2015.

28

Core Bond Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$71,169,072	$—	$71,169,072
Agency Mortgage-Backed Securities	—	51,798,911	—	51,798,911
Collateralized Mortgage Obligations	—	863,235	—	863,235
Commercial Mortgage-Backed Securities	—	16,307,618	—	16,307,618
Asset-Backed Securities	—	30,589,341	—	30,589,341
Foreign Government Bonds	—	1,847,760	—	1,847,760
Foreign Government Agency Bonds	—	600,216	—	600,216
U.S. Treasury Obligations	—	67,154,795	—	67,154,795
Preferred Securities	—	1,028,082	—	1,028,082
Interest Rate Swaptions Purchased	—	1,181,232	—	1,181,232
Short-Term Investments	—	8,431,068	—	8,431,068

Total Investments	$—	$250,971,330	$—	$250,971,330

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

9  Name Change

Effective May 1, 2015, the name of Core Bond Portfolio was changed from Investment Grade Income Portfolio.

29

Eaton Vance

Core Bond Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Core Bond Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Core Bond Portfolio (formerly, Investment Grade Income Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance Core Bond Fund (formerly, Eaton Vance Investment Grade Income Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

31

Eaton Vance

Core Bond Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Eaton Vance

Core Bond Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Core Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Core Bond Portfolio

Thomas H. Luster

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Core Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.15

Eaton Vance

Dividend Builder Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Dividend Builder Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Dividend Builder Fund

June 30, 2015

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/18/1981	12/18/1981	3.76%	7.40%	14.96%	8.20%
Class A with 5.75% Maximum Sales Charge	—	—	–2.24	1.22	13.60	7.57
Class C at NAV	11/01/1993	12/18/1981	3.38	6.64	14.10	7.40
Class C with 1% Maximum Sales Charge	—	—	2.38	5.65	14.10	7.40
Class I at NAV	06/20/2005	12/18/1981	3.88	7.75	15.25	8.48
S&P 500 Index	—	—	1.23%	7.42%	17.33%	7.89%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.05%	1.80%	0.80%
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.0%
General Electric Co.	3.4
Microsoft Corp.	3.2
Verizon Communications, Inc.	3.0
Comcast Corp., Class A	2.9
Merck & Co., Inc.	2.8
Altria Group, Inc.	2.5
Exxon Mobil Corp.	2.5
JPMorgan Chase & Co.	2.4
Occidental Petroleum Corp.	2.2
Total	28.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Dividend Builder Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Depictions do not reflect the Portolio’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Dividend Builder Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.60	$5.20	1.03%
Class C	$1,000.00	$1,033.80	$8.98	1.78%
Class I	$1,000.00	$1,038.80	$3.94	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.16	1.03%
Class C	$1,000.00	$1,016.00	$8.90	1.78%
Class I	$1,000.00	$1,020.90	$3.91	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Dividend Builder Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investment in Dividend Builder Portfolio, at value (identified cost, $946,444,963)	$1,043,166,305
Receivable for Fund shares sold	678,461
Total assets	$1,043,844,766

Liabilities
Payable for Fund shares redeemed	$2,310,874
Payable to affiliates:
Distribution and service fees	308,173
Trustees’ fees	125
Accrued expenses	200,576
Total liabilities	$2,819,748
Net Assets	$1,041,025,018

Sources of Net Assets
Paid-in capital	$873,243,996
Accumulated net realized gain from Portfolio	64,252,692
Accumulated undistributed net investment income	6,806,988
Net unrealized appreciation from Portfolio	96,721,342
Total	$1,041,025,018

Class A Shares
Net Assets	$758,105,844
Shares Outstanding	52,959,415
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.31
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.18

Class C Shares
Net Assets	$177,404,229
Shares Outstanding	12,345,529
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.37

Class I Shares
Net Assets	$105,514,945
Shares Outstanding	7,375,286
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends allocated from Portfolio (net of foreign taxes, $172,545)	$14,101,704
Interest allocated from Portfolio	2,398
Securities lending income allocated from Portfolio, net	38,570
Expenses allocated from Portfolio	(3,563,260)
Total investment income from Portfolio	$10,579,412

Expenses
Distribution and service fees
Class A	$957,158
Class C	891,935
Trustees’ fees and expenses	250
Custodian fee	30,148
Transfer and dividend disbursing agent fees	412,945
Legal and accounting services	26,672
Printing and postage	44,444
Registration fees	30,351
Miscellaneous	8,143
Total expenses	$2,402,046

Net investment income	$8,177,366

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$61,601,396
Written options	1,447,704
Foreign currency transactions	14,978
Net realized gain	$63,064,078
Change in unrealized appreciation (depreciation) —
Investments	$(33,054,279)
Written options	299,326
Foreign currency	87,613
Net change in unrealized appreciation (depreciation)	$(32,667,340)

Net realized and unrealized gain	$30,396,738

Net increase in net assets from operations	$38,574,104

6	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$8,177,366	$18,721,292
Net realized gain from investment transactions, written options, and foreign currency and forward foreign currency exchange contract transactions	63,064,078	195,132,609
Net change in unrealized appreciation (depreciation) from investments, written options, foreign currency and forward foreign currency exchange contracts	(32,667,340)	(99,751,057)
Net increase in net assets from operations	$38,574,104	$114,102,844
Distributions to shareholders —
From net investment income
Class A	$(5,717,117)	$(10,501,121)
Class B	—	(249,966)
Class C	(691,975)	(1,082,678)
Class I	(914,824)	(1,342,113)
From net realized gain
Class A	(16,454,464)	(30,210,922)
Class C	(3,812,047)	(6,894,189)
Class I	(2,249,761)	(4,116,544)
Total distributions to shareholders	$(29,840,188)	$(54,397,533)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,981,419	$43,624,861
Class B	—	529,135
Class C	10,082,876	16,286,996
Class I	14,350,223	46,288,683
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	19,341,938	35,369,686
Class B	—	228,965
Class C	3,822,695	6,720,118
Class I	2,597,471	4,335,025
Cost of shares redeemed
Class A	(53,879,930)	(194,426,727)
Class B	—	(6,896,174)
Class C	(13,067,532)	(33,751,930)
Class I	(16,181,857)	(17,907,411)
Net asset value of shares exchanged
Class A	—	5,102,852
Class B	—	(5,102,852)
Net asset value of shares merged*
Class A	—	37,567,006
Class B	—	(37,567,006)
Net decrease in net assets from Fund share transactions	$(4,952,697)	$(99,598,773)

Net increase (decrease) in net assets	$3,781,219	$(39,893,462)

Net Assets
At beginning of period	$1,037,243,799	$1,077,137,261
At end of period	$1,041,025,018	$1,037,243,799

Accumulated undistributed net investment income included in net assets
At end of period	$6,806,988	$5,953,538

*	At the close of business on October 24, 2014, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$14.190		$13.430	$10.870	$9.800	$10.050		$9.590

Income (Loss) From Operations
Net investment income(1)	$0.120		$0.269	$0.158	$0.271	$0.373	(2)	$0.322
Net realized and unrealized gain (loss)	0.422		1.269	2.582	1.039	(0.263)		0.498

Total income from operations	$0.542		$1.538	$2.740	$1.310	$0.110		$0.820

Less Distributions
From net investment income	$(0.108)		$(0.195)	$(0.180)	$(0.240)	$(0.360)		$(0.360)
From net realized gain	(0.314)		(0.583)	—	—	—		—

Total distributions	$(0.422)		$(0.778)	$(0.180)	$(0.240)	$(0.360)		$(0.360)

Net asset value — End of period	$14.310		$14.190	$13.430	$10.870	$9.800		$10.050

Total Return(3)	3.76	%(4)	11.73%	25.40%	13.50%	1.12%		9.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$758,106		$758,216	$787,254	$771,307	$805,556		$981,721
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.03	%(7)	1.05%	1.06%	1.07%	1.09%		1.09%
Net investment income	1.66	%(7)	1.92%	1.30%	2.59%	3.75	%(2)	3.45%
Portfolio Turnover of the Portfolio	47	%(4)	93%	59%	63%	87%		100%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.83%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$14.250		$13.480	$10.910	$9.830	$10.080		$9.610

Income (Loss) From Operations
Net investment income(1)	$0.066		$0.163	$0.067	$0.193	$0.300	(2)	$0.254
Net realized and unrealized gain (loss)	0.424		1.278	2.592	1.047	(0.265)		0.506

Total income from operations	$0.490		$1.441	$2.659	$1.240	$0.035		$0.760

Less Distributions
From net investment income	$(0.056)		$(0.088)	$(0.089)	$(0.160)	$(0.285)		$(0.290)
From net realized gain	(0.314)		(0.583)	—	—	—		—

Total distributions	$(0.370)		$(0.671)	$(0.089)	$(0.160)	$(0.285)		$(0.290)

Net asset value — End of period	$14.370		$14.250	$13.480	$10.910	$9.830		$10.080

Total Return(3)	3.38	%(4)	10.90%	24.47%	12.70%	0.36%		8.17%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,404		$175,086	$175,875	$164,219	$174,161		$204,098
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.78	%(7)	1.80%	1.81%	1.82%	1.84%		1.84%
Net investment income	0.91	%(7)	1.16%	0.55%	1.83%	3.01	%(2)	2.70%
Portfolio Turnover of the Portfolio	47	%(4)	93%	59%	63%	87%		100%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.08%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011		2010
Net asset value — Beginning of period	$14.180		$13.430	$10.870	$9.790	$10.040		$9.580

Income (Loss) From Operations
Net investment income(1)	$0.138		$0.296	$0.189	$0.296	$0.399	(2)	$0.358
Net realized and unrealized gain (loss)	0.431		1.268	2.581	1.051	(0.264)		0.486

Total income from operations	$0.569		$1.564	$2.770	$1.347	$0.135		$0.844

Less Distributions
From net investment income	$(0.125)		$(0.231)	$(0.210)	$(0.267)	$(0.385)		$(0.384)
From net realized gain	(0.314)		(0.583)	—	—	—		—

Total distributions	$(0.439)		$(0.814)	$(0.210)	$(0.267)	$(0.385)		$(0.384)

Net asset value — End of period	$14.310		$14.180	$13.430	$10.870	$9.790		$10.040

Total Return(3)	3.88	%(4)	12.01%	25.72%	13.91%	1.38%		9.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,515		$103,942	$67,746	$66,792	$77,399		$75,487
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.78	%(7)	0.80%	0.81%	0.82%	0.84%		0.84%
Net investment income	1.92	%(7)	2.10%	1.55%	2.82%	4.02	%(2)	3.83%
Portfolio Turnover of the Portfolio	47	%(4)	93%	59%	63%	87%		100%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.09%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Dividend Builder Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on October 24, 2014, Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Dividend Builder Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $27,839 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $47,531 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $957,158 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $668,951 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $222,984 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2015, the Fund was informed that EVD received approximately $1,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $6,358,062 and $42,798,981, respectively.

12

Eaton Vance

Dividend Builder Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	1,923,671	3,126,217
Issued to shareholders electing to receive payments of distributions in Fund shares	1,316,761	2,579,964
Redemptions	(3,702,075)	(13,887,832)
Merger from Class B shares	—	2,636,302
Exchange from Class B shares	—	366,476

Net decrease	(461,643)	(5,178,873)

Class B		Year Ended December 31, 2014(1)

Sales		38,595
Issued to shareholders electing to receive payments of distributions in Fund shares		16,418
Redemptions		(496,369)
Merger to Class A shares		(2,625,305)
Exchange to Class A shares		(365,136)

Net decrease		(3,431,797)

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	691,287	1,154,311
Issued to shareholders electing to receive payments of distributions in Fund shares	258,725	489,168
Redemptions	(892,416)	(2,400,810)

Net increase (decrease)	57,596	(757,331)

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	988,618	3,245,310
Issued to shareholders electing to receive payments of distributions in Fund shares	176,952	316,218
Redemptions	(1,118,120)	(1,279,094)

Net increase	47,450	2,282,434

(1)	At the close of business on October 24, 2014, the Fund’s Class B shares were merged into Class A shares.

13

Dividend Builder Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value

Aerospace & Defense — 2.4%
Boeing Co. (The)	37,200	$5,160,384
United Technologies Corp.	178,000	19,745,540

		$24,905,924

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	40,000	$3,876,400

		$3,876,400

Banks — 6.3%
JPMorgan Chase & Co.	374,900	$25,403,224
PacWest Bancorp	364,600	17,048,696
Regions Financial Corp.	795,000	8,236,200
Wells Fargo & Co.	271,000	15,241,040

		$65,929,160

Beverages — 0.5%
Anheuser-Busch InBev NV ADR	42,500	$5,128,475

		$5,128,475

Biotechnology — 3.3%
AMAG Pharmaceuticals, Inc.(1)(2)	151,000	$10,428,060
Biogen, Inc.(2)	13,300	5,372,402
Celgene Corp.(2)	47,000	5,439,545
Gilead Sciences, Inc.	85,500	10,010,340
Incyte Corp.(2)	33,000	3,438,930

		$34,689,277

Capital Markets — 1.6%
Credit Suisse Group AG	412,000	$11,366,038
Lazard, Ltd., Class A	96,300	5,415,912

		$16,781,950

Chemicals — 0.6%
CF Industries Holdings, Inc.	95,500	$6,138,740

		$6,138,740

Communications Equipment — 2.7%
Cisco Systems, Inc.	294,000	$8,073,240
QUALCOMM, Inc.	320,200	20,054,126

		$28,127,366

Security	Shares	Value

Consumer Finance — 0.9%
Discover Financial Services	155,000	$8,931,100

		$8,931,100

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	316,000	$11,224,320
Verizon Communications, Inc.	667,680	31,120,565

		$42,344,885

Electric Utilities — 1.7%
Duke Energy Corp.	68,000	$4,802,160
NextEra Energy, Inc.	130,000	12,743,900

		$17,546,060

Electrical Equipment — 2.1%
Eaton Corp. PLC	320,000	$21,596,800

		$21,596,800

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	131,000	$11,290,890

		$11,290,890

Food & Staples Retailing — 1.8%
CVS Health Corp.	183,000	$19,193,040

		$19,193,040

Food Products — 3.8%
General Mills, Inc.	340,000	$18,944,800
Pinnacle Foods, Inc.	456,400	20,784,456

		$39,729,256

Health Care Equipment & Supplies — 1.0%
Hill-Rom Holdings, Inc.	190,000	$10,322,700

		$10,322,700

Health Care Providers & Services — 1.3%
Aetna, Inc.	104,000	$13,255,840

		$13,255,840

Hotels, Restaurants & Leisure — 1.2%
ClubCorp Holdings, Inc.	89,000	$2,125,320
McDonald’s Corp.	108,200	10,286,574

		$12,411,894

14	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.4%
Abengoa Yield PLC(1)	145,000	$4,541,400

		$4,541,400

Industrial Conglomerates — 3.4%
General Electric Co.	1,342,000	$35,656,940

		$35,656,940

Insurance — 4.9%
ACE, Ltd.	201,800	$20,519,024
Aflac, Inc.	325,000	20,215,000
Prudential PLC	421,000	10,145,904

		$50,879,928

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.(2)	22,000	$9,549,980

		$9,549,980

Internet Software & Services — 1.8%
Facebook, Inc., Class A(2)	119,000	$10,206,035
Google, Inc., Class C(2)	16,344	8,507,215

		$18,713,250

IT Services — 0.9%
International Business Machines Corp.	55,500	$9,027,630

		$9,027,630

Media — 4.1%
CBS Corp., Class B	138,000	$7,659,000
Comcast Corp., Class A	505,000	30,370,700
Viacom, Inc., Class B	78,509	5,074,822

		$43,104,522

Metals & Mining — 1.9%
Compass Minerals International, Inc.	123,000	$10,103,220
Nucor Corp.	225,000	9,915,750

		$20,018,970

Multi-Utilities — 2.0%
PG&E Corp.	435,300	$21,373,230

		$21,373,230

Security	Shares	Value

Multiline Retail — 2.3%
Dollar General Corp.	139,000	$10,805,860
Target Corp.	163,300	13,330,179

		$24,136,039

Oil, Gas & Consumable Fuels — 6.8%
Exxon Mobil Corp.	317,800	$26,440,960
Occidental Petroleum Corp.	292,200	22,724,394
Phillips 66	271,500	21,872,040

		$71,037,394

Paper & Forest Products — 1.9%
International Paper Co.	407,000	$19,369,130

		$19,369,130

Pharmaceuticals — 8.5%
AbbVie, Inc.	254,000	$17,066,260
Merck & Co., Inc.	521,000	29,660,530
Pfizer, Inc.	381,000	12,774,930
Roche Holding AG PC	39,000	10,935,265
Teva Pharmaceutical Industries, Ltd. ADR	314,100	18,563,310

		$89,000,295

Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities, Inc.	79,572	$12,721,176
Public Storage	69,000	12,721,530

		$25,442,706

Road & Rail — 0.9%
Union Pacific Corp.	99,000	$9,441,630

		$9,441,630

Semiconductors & Semiconductor Equipment — 3.3%
Cypress Semiconductor Corp.(2)	733,300	$8,623,608
Intel Corp.	679,300	20,660,909
Qorvo, Inc.(2)	62,000	4,976,740

		$34,261,257

Software — 4.0%
Mentor Graphics Corp.	332,000	$8,774,760
Microsoft Corp.	754,000	33,289,100

		$42,063,860

15	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 2.4%
Home Depot, Inc. (The)	168,200	$18,692,066
L Brands, Inc.	69,000	5,915,370

		$24,607,436

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	333,400	$41,816,695
Western Digital Corp.	80,000	6,273,600

		$48,090,295

Tobacco — 4.7%
Altria Group, Inc.	543,300	$26,572,803
Reynolds American, Inc.	295,500	22,062,030

		$48,634,833

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B(1)	155,000	$5,507,150

		$5,507,150

Total Common Stocks (identified cost $939,765,546)		$1,036,657,632

Call Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value

Bristol-Myers Squibb Co.	810	$72.50	1/15/16	$145,395

Total Call Options Purchased (identified cost $182,882)				$145,395

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.10%(4)(5)	$14,978	$14,978,462
Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	2,119	2,119,003

Total Short-Term Investments (identified cost $17,097,465)		$17,097,465

Total Investments — 101.0% (identified cost $957,045,893)		$1,053,900,492

Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value

Bristol-Myers Squibb Co.	810	$57.50	1/15/16	$(137,700)
Home Depot, Inc. (The)	950	103.00	7/24/15	(24,225)
Las Vegas Sands Corp.	985	40.00	1/15/16	(94,068)
Reynolds American, Inc.	740	67.50	7/17/15	(5,550)

Total Put Options Written (premiums received $506,523)				$(261,543)

Covered Call Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value

JPMorgan Chase & Co.	1,680	$69.00	7/10/15	$(43,680)

Total Covered Call Options Written (premiums received $98,026)				$(43,680)

Other Assets, Less Liabilities — (1.0)%				$(10,428,853)

Net Assets — 100.0%				$1,043,166,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	All or a portion of this security was on loan at June 30, 2015.

(2)	Non-income producing security.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

16	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value including $14,728,149 of securities on loan (identified cost, $939,948,428)	$1,036,803,027
Affiliated investments, at value (identified cost, $17,097,465)	17,097,465
Foreign currency, at value (identified cost, $17,665)	17,632
Dividends receivable	2,647,911
Interest receivable from affiliated investment	482
Receivable for investments sold	5,763,657
Securities lending income receivable	15,964
Tax reclaims receivable	1,694,405
Total assets	$1,064,040,543

Liabilities
Written options outstanding, at value (premiums received, $604,549)	$305,223
Collateral for securities loaned	14,978,462
Payable for investments purchased	4,952,576
Payable to affiliates:
Investment adviser fee	555,576
Trustees’ fees	12,665
Accrued expenses	69,625
Total liabilities	$20,874,127
Net Assets applicable to investors’ interest in Portfolio	$1,043,166,416

Sources of Net Assets
Investors’ capital	$945,924,054
Net unrealized appreciation	97,242,362
Total	$1,043,166,416

17	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $172,545)	$14,101,706
Securities lending income, net	38,570
Interest allocated from affiliated investment	2,398
Expenses allocated from affiliated investments	(187)
Total investment income	$14,142,487

Expenses
Investment adviser fee	$3,338,113
Trustees’ fees and expenses	25,962
Custodian fee	127,346
Legal and accounting services	37,674
Miscellaneous	33,981
Total expenses	$3,563,076
Deduct —
Reduction of custodian fee	$3
Total expense reductions	$3

Net expenses	$3,563,073

Net investment income	$10,579,414

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$61,601,398
Investment transactions allocated from affiliated investments	2
Written options	1,447,704
Foreign currency transactions	14,979
Net realized gain	$63,064,083
Change in unrealized appreciation (depreciation) —
Investments	$(33,054,283)
Written options	299,326
Foreign currency	87,613
Net change in unrealized appreciation (depreciation)	$(32,667,344)

Net realized and unrealized gain	$30,396,739

Net increase in net assets from operations	$40,976,153

18	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$10,579,414	$23,960,476
Net realized gain from investment transactions, written options, and foreign currency and forward foreign currency exchange contract transactions	63,064,083	195,461,194
Net change in unrealized appreciation (depreciation) from investments, written options, foreign currency and forward foreign currency exchange contracts	(32,667,344)	(99,986,268)
Net increase in net assets from operations	$40,976,153	$119,435,402
Capital transactions —
Contributions	$6,358,062	$5,679,174
Withdrawals	(42,798,981)	(169,026,336)
Net decrease in net assets from capital transactions	$(36,440,919)	$(163,347,162)

Net increase (decrease) in net assets	$4,535,234	$(43,911,760)

Net Assets
At beginning of period	$1,038,631,182	$1,082,542,942
At end of period	$1,043,166,416	$1,038,631,182

19	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014	2013	2012	2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.68	%(2)	0.68%	0.68%	0.68%	0.67%		0.67%
Net investment income	2.01	%(2)	2.28%	1.67%	2.97%	4.16	%(3)	3.87%
Portfolio Turnover	47	%(4)	93%	59%	63%	87%		100%

Total Return	3.94	%(4)	12.13%	25.87%	13.93%	1.55%		9.47%

Net assets, end of period (000’s omitted)	$1,043,166		$1,038,631	$1,082,543	$1,060,224	$1,122,686		$1,345,777

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 0.93% of average daily net assets.

(4)	Not annualized.

20	See Notes to Financial Statements.

Dividend Builder Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Dividend Builder Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

21

Dividend Builder Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and

22

Dividend Builder Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2015, the Portfolio’s investment adviser fee amounted to $3,338,113 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $495,141,134 and $517,163,687, respectively, for the six months ended June 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$957,115,268

Gross unrealized appreciation	$118,503,576
Gross unrealized depreciation	(21,718,352)

Net unrealized appreciation	$96,785,224

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2015 is included in the Portfolio of Investments. At June 30, 2015, there were no forward foreign currency exchange contracts outstanding.

23

Dividend Builder Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended June 30, 2015 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	—	$—
Options written	47,776	2,681,703
Options terminated in closing purchase transactions	(6,895)	(234,909)
Options exercised	(2,978)	(149,075)
Options expired	(32,738)	(1,693,170)

Outstanding, end of period	5,165	$604,549

At June 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risk:

Equity Price Risk:  During the six months ended June 30, 2015, the Portfolio entered into option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$145,395	(1)	$—
Written options	—		(305,223	)(2)

Total	$145,395		$(305,223)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

24

Dividend Builder Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(43,883)	$(37,487)
Written options	1,447,704	299,326

Total	$1,403,821	$261,839

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended June 30, 2015, which is indicative of the volume of this derivative type, was 885 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio’s average borrowings or allocated fees during the six months ended June 30, 2015 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2015 amounted to $4,836.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2015, the value of the securities loaned and the value of the collateral received, which exceeded the value of securities loaned, amounted to $14,728,149 and $14,978,462, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2015.

25

Dividend Builder Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$113,809,871	$—		$—	$113,809,871
Consumer Staples	112,685,604	—		—	112,685,604
Energy	82,328,284	—		—	82,328,284
Financials	146,452,902	21,511,942		—	167,964,844
Health Care	136,332,847	10,935,265		—	147,268,112
Industrials	95,477,694	—		—	95,477,694
Information Technology	180,283,658	—		—	180,283,658
Materials	45,526,840	—		—	45,526,840
Telecommunication Services	47,852,035	—		—	47,852,035
Utilities	43,460,690	—		—	43,460,690

Total Common Stocks	$1,004,210,425	$32,447,207	*	$—	$1,036,657,632

Call Options Purchased	$145,395	$—		$—	$145,395
Short-Term Investments	—	17,097,465		—	17,097,465

Total Investments	$1,004,355,820	$49,544,672		$—	$1,053,900,492

Liability Description

Put Options Written	$(261,543)	$—		$—	$(261,543)
Covered Call Options Written	(43,680)	—		—	(43,680)

Total	$(305,223)	$—		$—	$(305,223)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Dividend Builder Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Dividend Builder Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

28

Eaton Vance

Dividend Builder Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance

Dividend Builder Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Dividend Builder Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund and Dividend Builder Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Dividend Builder Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7697 6.30.15

Eaton Vance

Greater India Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Greater India Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Greater India Fund

June 30, 2015

Performance1,2

Portfolio Manager Rishikesh Patel, LGM Investments Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/02/1994	05/02/1994	4.85%	15.51%	4.15%	8.85%
Class A with 5.75% Maximum Sales Charge	—	—	–1.19	8.87	2.93	8.21
Class B at NAV	05/02/1994	05/02/1994	4.51	14.72	3.44	8.20
Class B with 5% Maximum Sales Charge	—	—	–0.49	9.72	3.09	8.20
Class C at NAV	07/07/2006	05/02/1994	4.53	14.73	3.44	8.22
Class C with 1% Maximum Sales Charge	—	—	3.53	13.73	3.44	8.22
Class I at NAV	10/01/2009	05/02/1994	5.00	15.85	4.47	9.05
S&P Bombay Stock Exchange 100 Index	—	—	0.93%	4.71%	3.94%	11.46%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			1.92%	2.62%	2.62%	1.62%
Net			1.88	2.58	2.58	1.58

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

HDFC Bank, Ltd.	6.1%
ITC, Ltd.	5.6
ICICI Bank, Ltd.	5.0
Housing Development Finance Corp., Ltd.	4.9
Yes Bank, Ltd.	3.9
United Spirits, Ltd.	3.9
UltraTech Cement, Ltd.	3.8
Mahindra & Mahindra Financial Services, Ltd.	3.8
Emami, Ltd.	3.5
Pidilite Industries, Ltd.	3.4

Total	43.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater India Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

S&P Bombay Stock Exchange 100 Index is an unmanaged index of 100 common stocks traded in the India market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C is linked to Class B and the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater India Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,048.50	$9.55	**	1.88%
Class B	$1,000.00	$1,045.10	$13.08	**	2.58%
Class C	$1,000.00	$1,045.30	$13.08	**	2.58%
Class I	$1,000.00	$1,050.00	$8.03	**	1.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.50	$9.39	**	1.88%
Class B	$1,000.00	$1,012.00	$12.87	**	2.58%
Class C	$1,000.00	$1,012.00	$12.87	**	2.58%
Class I	$1,000.00	$1,017.00	$7.90	**	1.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Greater India Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investment in Greater India Portfolio, at value (identified cost, $200,566,203)	$291,747,580
Receivable for Fund shares sold	513,206
Total assets	$292,260,786

Liabilities
Payable for Fund shares redeemed	$724,497
Payable to affiliates:
Administration fee	34,777
Distribution and service fees	86,915
Trustees’ fees	61
Other	710
Accrued expenses	84,416
Total liabilities	$931,376
Net Assets	$291,329,410

Sources of Net Assets
Paid-in capital	$318,986,794
Accumulated net realized loss from Portfolio	(109,300,451)
Accumulated net investment loss	(9,538,310)
Net unrealized appreciation from Portfolio	91,181,377
Total	$291,329,410

Class A Shares
Net Assets	$207,398,435
Shares Outstanding	7,295,155
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$28.43
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$30.16

Class B Shares
Net Assets	$11,564,176
Shares Outstanding	461,127
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$25.08

Class C Shares
Net Assets	$35,667,950
Shares Outstanding	1,426,414
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$25.01

Class I Shares
Net Assets	$36,698,849
Shares Outstanding	1,269,920
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$28.90

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends allocated from Portfolio	$1,239,498
Interest allocated from Portfolio (net of foreign taxes, $65,789)	147,250
Expenses allocated from Portfolio	(1,810,325)
Total investment loss from Portfolio	$(423,577)

Expenses
Administration fee	$221,569
Distribution and service fees
Class A	314,127
Class B	70,097
Class C	173,541
Trustees’ fees and expenses	186
Custodian fee	12,879
Transfer and dividend disbursing agent fees	201,261
Legal and accounting services	14,518
Printing and postage	37,268
Registration fees	37,082
Miscellaneous	7,132
Total expenses	$1,089,660
Deduct —
Allocation of expenses to affiliates	$705
Total expense reductions	$705

Net expenses	$1,088,955

Net investment loss	$(1,512,532)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$27,927,489
Foreign currency transactions	(357,257)
Net realized gain	$27,570,232
Change in unrealized appreciation (depreciation) —
Investments	$(13,650,149)
Foreign currency	289,987
Net change in unrealized appreciation (depreciation)	$(13,360,162)

Net realized and unrealized gain	$14,210,070

Net increase in net assets from operations	$12,697,538

6	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment loss	$(1,512,532)	$(1,518,630)
Net realized gain from investment and foreign currency transactions	27,570,232	14,168,624
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(13,360,162)	69,349,529
Net increase in net assets from operations	$12,697,538	$81,999,523
Distributions to shareholders —
From net investment income
Class A	$(1,506,721)	$(3,605,224)
Class B	(95,727)	(172,068)
Class C	(283,620)	(490,435)
Class I	(261,663)	(734,923)
Total distributions to shareholders	$(2,147,731)	$(5,002,650)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$22,198,832	$26,631,423
Class B	110,708	188,625
Class C	5,189,511	5,927,257
Class I	12,845,704	17,319,826
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,359,943	3,237,969
Class B	83,169	150,293
Class C	242,199	415,687
Class I	163,230	461,943
Cost of shares redeemed
Class A	(23,169,618)	(59,018,463)
Class B	(1,331,273)	(6,059,437)
Class C	(2,754,817)	(7,401,959)
Class I	(13,112,956)	(9,096,071)
Net asset value of shares exchanged
Class A	4,611,665	16,360,759
Class B	(4,611,665)	(16,360,759)
Net increase (decrease) in net assets from Fund share transactions	$1,824,632	$(27,242,907)

Net increase in net assets	$12,374,439	$49,753,966

Net Assets
At beginning of period	$278,954,971	$229,201,005
At end of period	$291,329,410	$278,954,971

Accumulated net investment loss included in net assets
At end of period	$(9,538,310)	$(5,878,047)

7	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$27.310		$19.980		$22.210		$17.240		$28.220		$23.350

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.135)		$(0.116)		$0.002		$(0.064)		$(0.120)		$(0.208)
Net realized and unrealized gain (loss)	1.460		7.956		(2.232)		5.034		(10.823)		5.077

Total income (loss) from operations	$1.325		$7.840		$(2.230)		$4.970		$(10.943)		$4.869

Less Distributions
From net investment income	$(0.205)		$(0.510)		$—		$—		$(0.037)		$—

Total distributions	$(0.205)		$(0.510)		$—		$—		$(0.037)		$—

Redemption fees(1)(2)	$—		$—		$—		$—		$—		$0.001

Net asset value — End of period	$28.430		$27.310		$19.980		$22.210		$17.240		$28.220

Total Return(3)	4.85	%(4)	39.28%		(10.04)%		28.83%		(38.80)%		20.81%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$207,398		$195,146		$154,207		$233,906		$227,581		$552,831
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.88	%(7)(8)	1.88	%(8)	1.88	%(8)	1.88	%(8)	1.93	%(8)	1.97%
Net investment income (loss)	(0.94	)%(7)	(0.48)%		0.01%		(0.32)%		(0.51)%		(0.83)%
Portfolio Turnover of the Portfolio	20	%(4)	22%		42%		65%		49%		59%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to less than 0.005%, 0.04%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$24.190		$17.680		$19.790		$15.470		$25.500		$21.230

Income (Loss) From Operations
Net investment loss(1)	$(0.220)		$(0.261)		$(0.123)		$(0.184)		$(0.250)		$(0.323)
Net realized and unrealized gain (loss)	1.311		7.024		(1.987)		4.504		(9.743)		4.592

Total income (loss) from operations	$1.091		$6.763		$(2.110)		$4.320		$(9.993)		$4.269

Less Distributions
From net investment income	$(0.201)		$(0.253)		$—		$—		$(0.037)		$—

Total distributions	$(0.201)		$(0.253)		$—		$—		$(0.037)		$—

Redemption fees(1)(2)	$—		$—		$—		$—		$—		$0.001

Net asset value — End of period	$25.080		$24.190		$17.680		$19.790		$15.470		$25.500

Total Return(3)	4.51	%(4)	38.27%		(10.66)%		27.92%		(39.21)%		20.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,564		$16,502		$31,336		$57,303		$64,624		$142,604
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.58	%(7)(8)	2.58	%(8)	2.58	%(8)	2.58	%(8)	2.61	%(8)	2.58%
Net investment loss	(1.74	)%(7)	(1.27)%		(0.68)%		(1.03)%		(1.18)%		(1.42)%
Portfolio Turnover of the Portfolio	20	%(4)	22%		42%		65%		49%		59%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to less than 0.005%, 0.04%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

9	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$24.120		$17.720		$19.840		$15.500		$25.550		$21.270

Income (Loss) From Operations
Net investment loss(1)	$(0.206)		$(0.256)		$(0.122)		$(0.182)		$(0.249)		$(0.325)
Net realized and unrealized gain (loss)	1.299		7.029		(1.998)		4.522		(9.764)		4.604

Total income (loss) from operations	$1.093		$6.773		$(2.120)		$4.340		$(10.013)		$4.279

Less Distributions
From net investment income	$(0.203)		$(0.373)		$—		$—		$(0.037)		$—

Total distributions	$(0.203)		$(0.373)		$—		$—		$(0.037)		$—

Redemption fees(1)(2)	$—		$—		$—		$—		$—		$0.001

Net asset value — End of period	$25.010		$24.120		$17.720		$19.840		$15.500		$25.550

Total Return(3)	4.53	%(4)	38.25%		(10.69)%		28.00%		(39.23)%		20.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,668		$31,918		$24,749		$40,193		$42,307		$93,865
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.58	%(7)(8)	2.58	%(8)	2.58	%(8)	2.58	%(8)	2.61	%(8)	2.58%
Net investment loss	(1.63	)%(7)	(1.19)%		(0.68)%		(1.01)%		(1.17)%		(1.43)%
Portfolio Turnover of the Portfolio	20	%(4)	22%		42%		65%		49%		59%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to less than 0.005%, 0.04%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

10	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013		2012		2011		2010
Net asset value — Beginning of period	$27.710		$20.260		$22.460		$17.380		$28.360		$23.380

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.094)		$(0.044)		$0.057		$(0.015)		$(0.018)		$(0.093)
Net realized and unrealized gain (loss)	1.490		8.078		(2.257)		5.095		(10.925)		5.072

Total income (loss) from operations	$1.396		$8.034		$(2.200)		$5.080		$(10.943)		$4.979

Less Distributions
From net investment income	$(0.206)		$(0.584)		$—		$—		$(0.037)		$—

Total distributions	$(0.206)		$(0.584)		$—		$—		$(0.037)		$—

Redemption fees(1)(2)	$—		$—		$—		$—		$—		$0.001

Net asset value — End of period	$28.900		$27.710		$20.260		$22.460		$17.380		$28.360

Total Return(3)	5.00	%(4)	39.74%		(9.83)%		29.29%		(38.62)%		21.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,699		$35,388		$18,909		$28,616		$23,520		$44,125
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.58	%(7)(8)	1.58	%(8)	1.58	%(8)	1.58	%(8)	1.61	%(8)	1.57%
Net investment income (loss)	(0.65	)%(7)	(0.18)%		0.28%		(0.07)%		(0.08)%		(0.37)%
Portfolio Turnover of the Portfolio	20	%(4)	22%		42%		65%		49%		59%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to less than 0.005%, 0.04%, 0.14%, 0.16% and 0.08% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012 and 2011, respectively). Absent this subsidy, total return would be lower.

11	See Notes to Financial Statements.

Eaton Vance

Greater India Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

12

Eaton Vance

Greater India Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $104,847,775 and deferred capital losses of $31,556,970 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at December 31, 2014, $31,556,970 are short-term.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2015, the administration fee amounted to $221,569. Boston Management and Research (BMR), a subsidiary of EVM, and LGM Investments Limited (LGM Ltd.), the sub-adviser of the Portfolio, have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.88%, 2.58%, 2.58% and 1.58% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2016. Pursuant to this agreement, BMR and LGM Ltd. were allocated $705 in total of the Fund’s operating expenses for the six months ended June 30, 2015. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $13,124 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $37,391 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $314,127 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $52,573 and $130,156 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $17,524 and $43,385 for Class B and Class C shares, respectively.

13

Eaton Vance

Greater India Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2015, the Fund was informed that EVD received approximately $100, $3,000 and $4,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $15,353,216 and $17,983,484, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	753,756	1,076,169
Issued to shareholders electing to receive payments of distributions in Fund shares	47,784	120,326
Redemptions	(808,819)	(2,476,341)
Exchange from Class B shares	156,250	706,901

Net increase (decrease)	148,971	(572,945)

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	4,413	9,157
Issued to shareholders electing to receive payments of distributions in Fund shares	3,311	6,304
Redemptions	(52,082)	(304,868)
Exchange to Class A shares	(176,652)	(801,108)

Net decrease	(221,010)	(1,090,515)

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	201,629	263,217
Issued to shareholders electing to receive payments of distributions in Fund shares	9,669	17,488
Redemptions	(108,007)	(354,590)

Net increase (decrease)	103,291	(73,885)

14

Eaton Vance

Greater India Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	437,021	695,120
Issued to shareholders electing to receive payments of distributions in Fund shares	5,644	16,915
Redemptions	(449,614)	(368,320)

Net increase (decrease)	(6,949)	343,715

15

Greater India Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value

India — 98.4%

Automobiles — 6.4%
Bajaj Auto, Ltd.	237,523	$9,448,085
Mahindra & Mahindra, Ltd.	284,525	5,743,834
Tata Motors, Ltd.	207,478	1,404,385
Tata Motors, Ltd., Class A	512,872	2,096,258

		$18,692,562

Banks — 21.0%
Federal Bank, Ltd.	2,617,825	$6,070,705
HDFC Bank, Ltd.(1)	934,587	17,922,655
ICICI Bank, Ltd.	3,024,820	14,678,727
Kotak Mahindra Bank, Ltd.	336,580	7,262,740
State Bank of India	974,720	4,020,264
Yes Bank, Ltd.	859,590	11,390,743

		$61,345,834

Beverages — 3.9%
United Spirits, Ltd.(1)	211,770	$11,231,822

		$11,231,822

Chemicals — 3.4%
Pidilite Industries, Ltd.	1,160,013	$10,004,514

		$10,004,514

Construction & Engineering — 3.1%
Larsen & Toubro, Ltd.	323,513	$9,044,392

		$9,044,392

Construction Materials — 6.2%
Shree Cement, Ltd.	39,526	$7,056,923
UltraTech Cement, Ltd.	236,510	11,118,155

		$18,175,078

Consumer Finance — 7.6%
Mahindra & Mahindra Financial Services, Ltd.	2,535,450	$11,091,357
Shriram City Union Finance, Ltd.	178,927	5,009,355
Shriram Transport Finance Co., Ltd.	456,653	6,102,371

		$22,203,083

Security	Shares	Value

Food Products — 3.2%
Nestle India, Ltd.	92,400	$9,220,901

		$9,220,901

Hotels, Restaurants & Leisure — 3.3%
Jubilant FoodWorks, Ltd.(1)	328,220	$9,546,016

		$9,546,016

IT Services — 6.0%
HCL Technologies, Ltd.	442,538	$6,390,469
Infosys, Ltd.	343,712	5,358,423
Tata Consultancy Services, Ltd.	144,274	5,784,944

		$17,533,836

Media — 2.3%
Zee Entertainment Enterprises, Ltd.	1,133,070	$6,566,407

		$6,566,407

Personal Products — 6.6%
Colgate-Palmolive (India), Ltd.	289,946	$9,282,897
Emami, Ltd.	554,250	10,076,582

		$19,359,479

Pharmaceuticals — 7.2%
Dr. Reddy’s Laboratories, Ltd.	103,650	$5,763,944
Lupin, Ltd.	319,344	9,415,005
Sun Pharmaceutical Industries, Ltd.	414,730	5,698,875

		$20,877,824

Road & Rail — 2.7%
Container Corp. of India, Ltd.	302,426	$7,964,054

		$7,964,054

Textiles, Apparel & Luxury Goods — 5.0%
Bata India, Ltd.(1)	396,439	$6,538,285
Titan Co., Ltd.	1,345,223	8,006,903

		$14,545,188

Thrifts & Mortgage Finance — 4.9%
Housing Development Finance Corp., Ltd.	708,640	$14,431,645

		$14,431,645

16	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 5.6%
ITC, Ltd.	3,284,189	$16,274,450

		$16,274,450

Total India (identified cost $195,822,506)		$287,017,085

Total Common Stocks (identified cost $195,822,506)		$287,017,085

Short-Term Investments — 1.1%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/15	$3,195	$3,194,643

Total Short-Term Investments (identified cost $3,194,643)		$3,194,643

Total Investments — 99.5% (identified cost $199,017,149)		$290,211,728

Other Assets, Less Liabilities — 0.5%		$1,537,296

Net Assets — 100.0%		$291,749,024

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

17	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investments, at value (identified cost, $199,017,149)	$290,211,728
Foreign currency, at value (identified cost, $1,084,701)	1,087,586
Dividends and interest receivable	484,750
Receivable for foreign taxes	296,992
Total assets	$292,081,056

Liabilities
Payable to affiliates:
Investment adviser fee	$255,282
Trustees’ fees	3,510
Accrued expenses	73,240
Total liabilities	$332,032
Net Assets applicable to investors’ interest in Portfolio	$291,749,024

Sources of Net Assets
Investors’ capital	$200,632,787
Net unrealized appreciation	91,116,237
Total	$291,749,024

18	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends	$1,239,504
Interest (net of foreign taxes, $65,789)	147,250
Total investment income	$1,386,754

Expenses
Investment adviser fee	$1,625,864
Trustees’ fees and expenses	7,463
Custodian fee	121,358
Legal and accounting services	46,958
Miscellaneous	8,690
Total expenses	$1,810,333

Net investment loss	$(423,579)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$27,927,625
Foreign currency transactions	(357,257)
Net realized gain	$27,570,368
Change in unrealized appreciation (depreciation) —
Investments	$(13,650,213)
Foreign currency	289,988
Net change in unrealized appreciation (depreciation)	$(13,360,225)

Net realized and unrealized gain	$14,210,143

Net increase in net assets from operations	$13,786,564

19	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income (loss)	$(423,579)	$441,108
Net realized gain from investment and foreign currency transactions	27,570,368	14,168,692
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(13,360,225)	69,349,851
Net increase in net assets from operations	$13,786,564	$83,959,651
Capital transactions —
Contributions	$15,353,216	$13,163,077
Withdrawals	(17,983,484)	(47,698,501)
Net decrease in net assets from capital transactions	$(2,630,268)	$(34,535,424)

Net increase in net assets	$11,156,296	$49,424,227

Net Assets
At beginning of period	$280,592,728	$231,168,501
At end of period	$291,749,024	$280,592,728

20	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.22	%(2)	1.22%	1.31%	1.33%	1.27%	1.19%
Net investment income (loss)	(0.29	)%(2)	0.17%	0.58%	0.22%	0.15%	(0.04)%
Portfolio Turnover	20	%(3)	22%	42%	65%	49%	59%

Total Return	5.20	%(3)	40.17%	(9.52)%	29.53%	(38.37)%	21.75%

Net assets, end of period (000’s omitted)	$291,749		$280,593	$231,169	$361,498	$361,125	$835,428

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Greater India Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Indian companies may be subject to limitations. When foreign ownership of such an Indian company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at the closing price for foreign investors as provided by the exchange on which they trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments. As of March 31, 2015, the Portfolio, for tax reporting in India, had estimated accumulated losses of INR 936,202,234 (having a value of approximately $14,702,000 at

22

Greater India Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

June 30, 2015) that can be carried forward to offset future realized gains from the sale of certain Indian securities that would otherwise be subject to Indian capital gains taxes. These accumulated losses expire on March 31, 2020 (INR 846,057,924) and March 31, 2022 (INR 90,144,310).

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing. The Portfolio also files a tax return in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed. During the six months ended June 30, 2015, the Indian tax authorities completed their review of the Portfolio’s India tax returns for the years ended March 31, 2009, 2011 and 2012 with no significant changes to the amounts as previously reported on such tax returns. In addition, the Portfolio received interest, net of withholding taxes, of approximately $147,000 in connection with the previously withheld taxes for the years ended March 31, 2009, 2011 and 2012 that were refunded.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million, 1.01% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. For the six months ended June 30, 2015, the investment adviser fee amounted to $1,625,864 or 1.10% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays LGM Investments Limited a portion of its adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $57,370,570 and $61,331,721, respectively, for the six months ended June 30, 2015.

23

Greater India Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$207,481,562

Gross unrealized appreciation	$85,630,971
Gross unrealized depreciation	(2,900,805)

Net unrealized appreciation	$82,730,166

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the India region are substantially smaller, less liquid and more volatile than the major securities markets in the United States, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying relevant laws and regulations. Governmental actions can have a significant effect on the economic conditions in the India region, which could adversely affect the value and liquidity of investments.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Greater India Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$287,017,085	(1)(2)	$—	$287,017,085
Short-Term Investments	—	3,194,643		—	3,194,643

Total Investments	$—	$290,211,728		$—	$290,211,728

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Greater India Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Greater India Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Greater India Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Greater India Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management (“EVM”), and the sub-advisory agreement with LGM Investments Ltd. (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

27

Eaton Vance

Greater India Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, including the Fund’s focus on higher quality companies in the greater India region and the Fund’s exposures to particular sectors during this same period. In addition, the Board considered recent organizational and personnel changes involving the Sub-adviser and concluded that additional time is required to evaluate the impact of such changes.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance

Greater India Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Greater India Portfolio

Thomas Vester

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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This Page Intentionally Left Blank

Investment Adviser of Greater India Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Greater India Portfolio

LGM Investments Limited

95 Wigmore Street

London W1U 1FD, England

Administrator of Eaton Vance Greater India Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7693 6.30.15

Eaton Vance

Growth Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Growth Fund

June 30, 2015

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/09/2002	09/09/2002	5.46%	12.41%	16.66%	8.64%
Class A with 5.75% Maximum Sales Charge	—	—	–0.60	5.93	15.28	8.00
Class C at NAV	09/09/2002	09/09/2002	5.06	11.60	15.79	7.84
Class C with 1% Maximum Sales Charge	—	—	4.06	10.63	15.79	7.84
Class I at NAV	05/03/2007	09/09/2002	5.58	12.70	16.95	8.86
Class R at NAV	08/03/2009	09/09/2002	5.31	12.11	16.35	8.49
Russell 1000 Growth Index	—	—	3.96%	10.56%	18.58%	9.10%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.18%	1.93%	0.93%	1.43%
Net			1.05	1.80	0.80	1.30

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	6.7%
Amazon.com, Inc.	3.4
Facebook, Inc., Class A	3.4
Celgene Corp.	2.8
Visa, Inc., Class A	2.8
Biogen, Inc.	2.6
Priceline Group, Inc. (The)	2.4
Google, Inc., Class C	2.4
Google, Inc., Class A	2.1
Home Depot, Inc. (The)	2.1
Total	30.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Growth Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 1000 Growth Index is an unmanaged index of U.S. large- cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Growth Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,054.60	$5.35	**	1.05%
Class C	$1,000.00	$1,050.60	$9.15	**	1.80%
Class I	$1,000.00	$1,055.80	$4.08	**	0.80%
Class R	$1,000.00	$1,053.10	$6.62	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%
Class R	$1,000.00	$1,018.30	$6.51	**	1.30%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Growth Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investment in Growth Portfolio, at value (identified cost, $225,655,957)	$317,784,922
Receivable for Fund shares sold	267,217
Receivable from affiliate	8,344
Total assets	$318,060,483

Liabilities
Payable for Fund shares redeemed	$531,141
Payable to affiliates:
Distribution and service fees	84,227
Trustees’ fees	125
Accrued expenses	55,393
Total liabilities	$670,886
Net Assets	$317,389,597

Sources of Net Assets
Paid-in capital	$244,464,295
Accumulated net realized loss from Portfolio	(20,791,545)
Accumulated undistributed net investment income	1,587,882
Net unrealized appreciation from Portfolio	92,128,965
Total	$317,389,597

Class A Shares
Net Assets	$208,025,826
Shares Outstanding	9,344,852
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.26
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$23.62

Class C Shares
Net Assets	$49,168,291
Shares Outstanding	2,507,114
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.61

Class I Shares
Net Assets	$56,510,874
Shares Outstanding	2,482,848
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$22.76

Class R Shares
Net Assets	$3,684,606
Shares Outstanding	168,537
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends allocated from Portfolio (net of foreign taxes, $11,363)	$3,227,169
Interest allocated from Portfolio	3,006
Expenses allocated from Portfolio	(931,899)
Total investment income from Portfolio	$2,298,276

Expenses
Distribution and service fees
Class A	$215,641
Class C	219,120
Class R	8,408
Trustees’ fees and expenses	250
Custodian fee	15,047
Transfer and dividend disbursing agent fees	126,400
Legal and accounting services	10,964
Printing and postage	5,315
Registration fees	34,897
Miscellaneous	7,959
Total expenses	$644,001
Deduct —
Allocation of expenses to affiliate	$75,643
Total expense reductions	$75,643

Net expenses	$568,358

Net investment income	$1,729,918

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$12,303,005
Net realized gain	$12,303,005
Change in unrealized appreciation (depreciation) —
Investments	$(5,638,086)
Foreign currency	1,311
Net change in unrealized appreciation (depreciation)	$(5,636,775)

Net realized and unrealized gain	$6,666,230

Net increase in net assets from operations	$8,396,148

6	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income (loss)	$1,729,918	$(154,524)
Net realized gain from investment and foreign currency transactions	12,303,005	24,020,355
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(5,636,775)	(4,098,925)
Net increase in net assets from operations	$8,396,148	$19,766,906
Distributions to shareholders —
From net realized gain
Class A	$(5,556,926)	$(7,905,626)
Class C	(1,504,113)	(3,063,076)
Class I	(1,473,050)	(2,860,142)
Class R	(97,720)	(265,809)
Total distributions to shareholders	$(8,631,809)	$(14,094,653)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,133,406	$15,979,303
Class C	2,714,057	5,890,377
Class I	10,845,579	15,230,685
Class R	941,582	704,572
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,104,658	7,370,697
Class C	1,269,836	2,472,308
Class I	1,232,667	2,630,662
Class R	83,380	219,919
Cost of shares redeemed
Class A	(17,636,778)	(27,826,254)
Class C	(4,884,395)	(7,813,167)
Class I	(7,597,331)	(15,561,495)
Class R	(340,139)	(485,193)
Issued in connection with tax-free reorganization (see Note 8)
Class A	121,709,581	—
Class C	19,530,177	—
Class I	19,536,315	—
Net increase (decrease) in net assets from Fund share transactions	$163,642,595	$(1,187,586)

Net increase in net assets	$163,406,934	$4,484,667

Net Assets
At beginning of period	$153,982,663	$149,497,996
At end of period	$317,389,597	$153,982,663

Accumulated undistributed net investment income included in net assets
At end of period	$1,587,882	$—

7	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013	2012	2011	2010
Net asset value — Beginning of period	$21.670		$20.920		$17.540	$15.730	$16.630	$14.550

Income (Loss) From Operations
Net investment income (loss)(1)	$0.160	(2)	$(0.000	)(3)	$0.012	$0.002	$0.009	$0.019
Net realized and unrealized gain (loss)	1.034		2.889		6.069	1.992	(0.909)	2.061

Total income (loss) from operations	$1.194		$2.889		$6.081	$1.994	$(0.900)	$2.080

Less Distributions
From net investment income	$—		$—		$(0.001)	$—	$—	$—
From net realized gain	(0.604)		(2.139)		(2.700)	(0.184)	—	—

Total distributions	$(0.604)		$(2.139)		$(2.701)	$(0.184)	$—	$—

Net asset value — End of period	$22.260		$21.670		$20.920	$17.540	$15.730	$16.630

Total Return(4)	5.46	%(5)	14.23%		35.35%	12.66%	(5.41)%	14.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$208,026		$88,448		$89,426	$86,843	$99,259	$113,771
Ratios (as a percentage of average daily net assets):(6)
Expenses(7)(8)	1.05	%(9)	1.15%		1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	1.42	%(2)(9)	(0.00	)%(10)	0.06%	0.01%	0.05%	0.13%
Portfolio Turnover of the Portfolio	24	%(5)	38%		42%	40%	69%	59%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.144 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.14%.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The administrator subsidized certain operating expenses (equal to 0.06%, 0.12%, 0.10%, 0.13%, 0.13% and 0.13% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively).

(9)	Annualized.

(10)	Amount is less than (0.005)%.

8	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$19.230		$18.920	$16.190	$14.630	$15.590	$13.740

Income (Loss) From Operations
Net investment income (loss)(1)	$0.058	(2)	$(0.149)	$(0.127)	$(0.118)	$(0.107)	$(0.089)
Net realized and unrealized gain (loss)	0.926		2.598	5.558	1.862	(0.853)	1.939

Total income (loss) from operations	$0.984		$2.449	$5.431	$1.744	$(0.960)	$1.850

Less Distributions
From net investment income	$—		$—	$(0.001)	$—	$—	$—
From net realized gain	(0.604)		(2.139)	(2.700)	(0.184)	—	—

Total distributions	$(0.604)		$(2.139)	$(2.701)	$(0.184)	$—	$—

Net asset value — End of period	$19.610		$19.230	$18.920	$16.190	$14.630	$15.590

Total Return(3)	5.06	%(4)	13.41%	34.27%	11.91%	(6.16)%	13.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,168		$30,552	$29,318	$22,422	$23,524	$27,905
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.80	%(8)	1.90%	2.00%	2.00%	2.00%	2.00%
Net investment income (loss)	0.59	%(2)(8)	(0.75)%	(0.68)%	(0.74)%	(0.70)%	(0.64)%
Portfolio Turnover of the Portfolio	24	%(4)	38%	42%	40%	69%	59%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.171 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (1.14)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.06%, 0.12%, 0.10%, 0.13%, 0.13% and 0.13% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively).

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$22.120		$21.250	$17.750	$15.910	$16.780	$14.640

Income (Loss) From Operations
Net investment income(1)	$0.180	(2)	$0.056	$0.063	$0.050	$0.051	$0.053
Net realized and unrealized gain (loss)	1.064		2.953	6.138	2.012	(0.921)	2.087

Total income (loss) from operations	$1.244		$3.009	$6.201	$2.062	$(0.870)	$2.140

Less Distributions
From net investment income	$—		$—	$(0.001)	$(0.038)	$—	$—
From net realized gain	(0.604)		(2.139)	(2.700)	(0.184)	—	—

Total distributions	$(0.604)		$(2.139)	$(2.701)	$(0.222)	$—	$—

Net asset value — End of period	$22.760		$22.120	$21.250	$17.750	$15.910	$16.780

Total Return(3)	5.58	%(4)	14.58%	35.61%	13.01%	(5.24)%	14.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,511		$32,051	$28,336	$29,920	$30,675	$27,560
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	0.80	%(8)	0.90%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.57	%(2)(8)	0.25%	0.31%	0.29%	0.31%	0.35%
Portfolio Turnover of the Portfolio	24	%(4)	38%	42%	40%	69%	59%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.196 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.14)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.06%, 0.12%, 0.10%, 0.13%, 0.13% and 0.13% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively).

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2015

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$21.320		$20.660	$17.400	$15.640	$16.580	$14.530

Income (Loss) From Operations
Net investment income (loss)(1)	$0.101	(2)	$(0.052)	$(0.037)	$(0.038)	$(0.029)	$(0.011)
Net realized and unrealized gain (loss)	1.043		2.851	5.998	1.982	(0.911)	2.061

Total income (loss) from operations	$1.144		$2.799	$5.961	$1.944	$(0.940)	$2.050

Less Distributions
From net investment income	$—		$—	$(0.001)	$—	$—	$—
From net realized gain	(0.604)		(2.139)	(2.700)	(0.184)	—	—

Total distributions	$(0.604)		$(2.139)	$(2.701)	$(0.184)	$—	$—

Net asset value — End of period	$21.860		$21.320	$20.660	$17.400	$15.640	$16.580

Total Return(3)	5.31	%(4)	13.98%	34.94%	12.42%	(5.67)%	14.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,685		$2,932	$2,417	$1,729	$1,378	$575
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)(7)	1.30	%(8)	1.40%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.93	%(2)(8)	(0.24)%	(0.18)%	(0.22)%	(0.18)%	(0.08)%
Portfolio Turnover of the Portfolio	24	%(4)	38%	42%	40%	69%	59%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.258 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (1.43)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The administrator subsidized certain operating expenses (equal to 0.06%, 0.12%, 0.10%, 0.13%, 0.13% and 0.13% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively).

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Growth Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Eaton Vance

Growth Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

In connection with the reorganization on February 27, 2015 (see Note 8), the Fund acquired capital loss carryforwards of $33,485,024, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2015 ($4,708,385), December 31, 2016 ($8,911,170) and December 31, 2017 ($19,865,469) and their character is short-term. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations. Also under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Also in connection with the reorganization, the Fund acquired a late year ordinary loss of $142,036.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but currently receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2016. Pursuant to this agreement, EVM was allocated $75,643 of the Fund’s operating expenses for the six months ended June 30, 2015. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $9,768 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $14,576 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $215,641 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $163,855 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $4,204 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $55,265 and $4,204 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

13

Eaton Vance

Growth Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2015, the Fund was informed that EVD received approximately $10,000 and $400 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $169,406,246 and $14,447,964, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	494,305	729,192
Issued to shareholders electing to receive payments of distributions in Fund shares	225,172	354,190
Redemptions	(784,323)	(1,278,367)
Issued in connection with tax-free reorganization (see Note 8)	5,329,047	—

Net increase (decrease)	5,264,201	(194,985)

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	136,085	298,951
Issued to shareholders electing to receive payments of distributions in Fund shares	63,524	133,856
Redemptions	(245,926)	(393,906)
Issued in connection with tax-free reorganization (see Note 8)	964,872	—

Net increase	918,555	38,901

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	477,767	665,939
Issued to shareholders electing to receive payments of distributions in Fund shares	53,201	123,912
Redemptions	(334,799)	(674,196)
Issued in connection with tax-free reorganization (see Note 8)	837,800	—

Net increase	1,033,969	115,655

14

Eaton Vance

Growth Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	42,489	32,438
Issued to shareholders electing to receive payments of distributions in Fund shares	3,744	10,743
Redemptions	(15,202)	(22,695)

Net increase	31,031	20,486

8  Reorganization

As of the close of business on February 27, 2015, the Fund acquired the net assets of Eaton Vance Multi-Cap Growth Fund (Multi-Cap Growth Fund) pursuant to a plan of reorganization approved by the shareholders of Multi-Cap Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 5,329,047 shares of Class A of the Fund (valued at $121,709,581) for the 8,979,448 shares of Class A and the 383,697 shares of Class B of Multi-Cap Growth Fund, 964,872 shares of Class C of the Fund (valued at $19,530,177) for the 1,598,091 shares of Class C of Multi-Cap Growth Fund, and 837,800 shares of Class I of the Fund (valued at $19,536,315) for the 1,489,282 shares of Class I of Multi-Cap Growth Fund, each outstanding on February 27, 2015. The investment portfolio of Multi-Cap Growth Fund, with a fair value of $157,598,235 and identified cost of $112,810,652, was the principal asset acquired by the Fund. Such securities acquired were then contributed by the Fund to Growth Portfolio for an interest therein. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Multi-Cap Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $163,094,679. The net assets of Multi-Cap Growth Fund at that date of $160,776,073, including $33,280,337 of accumulated net realized losses, $142,036 of accumulated net investment losses and $44,790,961 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $323,870,752.

Assuming the acquisition had been completed on January 1, 2015, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the six months ended June 30, 2015 are as follows:

Net investment income	$1,585,516
Net realized gain	$20,372,254
Net increase in net assets from operations	$17,259,320

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi-Cap Growth Fund that have been included in the Fund’s Statement of Operations since February 27, 2015.

15

Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 3.9%
Boeing Co. (The)	18,071	$2,506,809
Spirit AeroSystems Holdings, Inc., Class A(1)	78,076	4,302,769
United Technologies Corp.	49,786	5,522,761

		$12,332,339

Banks — 2.9%
Citigroup, Inc.	72,354	$3,996,835
PNC Financial Services Group, Inc. (The)	27,048	2,587,141
Wells Fargo & Co.	47,005	2,643,561

		$9,227,537

Beverages — 2.4%
Constellation Brands, Inc., Class A	34,253	$3,974,033
PepsiCo, Inc.	40,439	3,774,576

		$7,748,609

Biotechnology — 8.7%
Amgen, Inc.	20,663	$3,172,184
Biogen, Inc.(1)	20,458	8,263,805
Celgene Corp.(1)	77,633	8,984,855
Gilead Sciences, Inc.	31,942	3,739,769
Incyte Corp.(1)	17,525	1,826,280
Vertex Pharmaceuticals, Inc.(1)	14,306	1,766,505

		$27,753,398

Capital Markets — 1.8%
Charles Schwab Corp. (The)	84,600	$2,762,190
Invesco, Ltd.	79,297	2,972,845

		$5,735,035

Chemicals — 1.7%
Monsanto Co.	51,061	$5,442,592

		$5,442,592

Communications Equipment — 0.9%
Palo Alto Networks, Inc.(1)	16,107	$2,813,893

		$2,813,893

Consumer Finance — 0.7%
Discover Financial Services	38,691	$2,229,375

		$2,229,375

Security	Shares	Value

Diversified Financial Services — 1.0%
McGraw Hill Financial, Inc.	30,503	$3,064,026

		$3,064,026

Electrical Equipment — 1.2%
Eaton Corp. PLC	55,617	$3,753,591

		$3,753,591

Food & Staples Retailing — 1.0%
Sprouts Farmers Market, Inc.(1)	112,404	$3,032,660

		$3,032,660

Food Products — 2.1%
Hain Celestial Group, Inc. (The)(1)	39,344	$2,591,196
Mondelez International, Inc., Class A	99,152	4,079,113

		$6,670,309

Health Care Equipment & Supplies — 4.5%
Cooper Cos., Inc. (The)	20,405	$3,631,478
Medtronic PLC	91,276	6,763,551
Stryker Corp.	40,459	3,866,667

		$14,261,696

Health Care Technology — 1.2%
Cerner Corp.(1)	55,052	$3,801,891

		$3,801,891

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc.(1)	2,053	$1,242,044
Starbucks Corp.	104,936	5,626,144

		$6,868,188

Household Products — 0.8%
Colgate-Palmolive Co.	40,839	$2,671,279

		$2,671,279

Internet & Catalog Retail — 5.8%
Amazon.com, Inc.(1)	25,051	$10,874,388
Priceline Group, Inc. (The)(1)	6,548	7,539,171

		$18,413,559

Internet Software & Services — 8.9%
Facebook, Inc., Class A(1)	126,096	$10,814,623
Google, Inc., Class A(1)	12,650	6,831,506

16	See Notes to Financial Statements.

Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services (continued)
Google, Inc., Class C(1)	14,459	$7,526,054
Twitter, Inc.(1)	88,649	3,210,867

		$28,383,050

IT Services — 3.8%
Fiserv, Inc.(1)	37,925	$3,141,328
Visa, Inc., Class A	132,556	8,901,135

		$12,042,463

Leisure Products — 0.7%
Brunswick Corp.	40,126	$2,040,808

		$2,040,808

Life Sciences Tools & Services — 0.8%
Illumina, Inc.(1)	12,182	$2,660,062

		$2,660,062

Media — 4.2%
Comcast Corp., Class A	74,242	$4,464,914
Twenty-First Century Fox, Inc., Class A	78,436	2,552,700
Walt Disney Co. (The)	56,347	6,431,446

		$13,449,060

Multiline Retail — 2.0%
Dollar General Corp.	79,488	$6,179,397

		$6,179,397

Oil, Gas & Consumable Fuels — 1.1%
EOG Resources, Inc.	40,325	$3,530,454

		$3,530,454

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	37,724	$3,269,162

		$3,269,162

Pharmaceuticals — 4.6%
AbbVie, Inc.	58,906	$3,957,894
Bristol-Myers Squibb Co.	57,718	3,840,556
Perrigo Co. PLC	36,640	6,772,171

		$14,570,621

Road & Rail — 2.6%
Genesee & Wyoming, Inc., Class A(1)	37,371	$2,846,923

Security	Shares	Value

Road & Rail (continued)
Union Pacific Corp.	55,214	$5,265,759

		$8,112,682

Semiconductors & Semiconductor Equipment — 4.4%
Avago Technologies, Ltd.	43,013	$5,717,718
NXP Semiconductors NV(1)	57,832	5,679,103
Texas Instruments, Inc.	48,840	2,515,748

		$13,912,569

Software — 5.7%
Microsoft Corp.	90,193	$3,982,021
salesforce.com, inc.(1)	90,956	6,333,266
Tableau Software, Inc., Class A(1)	44,218	5,098,336
VMware, Inc., Class A(1)	32,458	2,782,949

		$18,196,572

Specialty Retail — 6.9%
Advance Auto Parts, Inc.	8,807	$1,402,867
Home Depot, Inc. (The)	60,997	6,778,597
Restoration Hardware Holdings, Inc.(1)	36,809	3,593,663
Signet Jewelers, Ltd.	39,414	5,054,451
TJX Cos., Inc. (The)	76,758	5,079,077

		$21,908,655

Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	169,851	$21,303,562
EMC Corp.	148,064	3,907,409

		$25,210,971

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	45,112	$4,872,998

		$4,872,998

Total Common Stocks (identified cost $216,083,067)		$314,159,501

17	See Notes to Financial Statements.

Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$3,540	$3,540,128

Total Short-Term Investments (identified cost $3,540,128)		$3,540,128

Total Investments — 100.0% (identified cost $219,623,195)		$317,699,629

Other Assets, Less Liabilities — 0.0%(3)		$85,539

Net Assets — 100.0%		$317,785,168

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

(3)	Amount is less than 0.05%.

18	See Notes to Financial Statements.

Growth Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $216,083,067)	$314,159,501
Affiliated investment, at value (identified cost, $3,540,128)	3,540,128
Dividends receivable	170,294
Interest receivable from affiliated investment	191
Tax reclaims receivable	93,716
Other assets	27,138
Total assets	$317,990,968

Liabilities
Payable to affiliates:
Investment adviser fee	$172,276
Trustees’ fees	4,470
Accrued expenses	29,054
Total liabilities	$205,800
Net Assets applicable to investors’ interest in Portfolio	$317,785,168

Sources of Net Assets
Investors’ capital	$219,703,029
Net unrealized appreciation	98,082,139
Total	$317,785,168

19	See Notes to Financial Statements.

Growth Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $11,363)	$3,227,171
Interest allocated from affiliated investment	3,006
Expenses allocated from affiliated investment	(368)
Total investment income	$3,229,809

Expenses
Investment adviser fee	$866,817
Trustees’ fees and expenses	6,515
Custodian fee	35,507
Legal and accounting services	18,151
Miscellaneous	4,541
Total expenses	$931,531
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$931,530

Net investment income	$2,298,279

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$12,303,600
Investment transactions allocated from affiliated investment	6
Net realized gain	$12,303,606
Change in unrealized appreciation (depreciation) —
Investments	$(5,638,676)
Foreign currency	1,311
Net change in unrealized appreciation (depreciation)	$(5,637,365)

Net realized and unrealized gain	$6,666,241

Net increase in net assets from operations	$8,964,520

20	See Notes to Financial Statements.

Growth Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$2,298,279	$678,231
Net realized gain from investment and foreign currency transactions	12,303,606	25,546,235
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(5,637,365)	(4,313,602)
Net increase in net assets from operations	$8,964,520	$21,910,864
Capital transactions —
Contributions	$169,406,246	$16,919,860
Withdrawals	(14,447,964)	(44,933,312)
Net increase (decrease) in net assets from capital transactions	$154,958,282	$(28,013,452)

Net increase (decrease) in net assets	$163,922,802	$(6,102,588)

Net Assets
At beginning of period	$153,862,366	$159,964,954
At end of period	$317,785,168	$153,862,366

21	See Notes to Financial Statements.

Growth Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.70	%(2)	0.72%	0.73%	0.73%	0.72%	0.73%
Net investment income	1.73	%(2)(3)	0.43%	0.58%	0.54%	0.58%	0.63%
Portfolio Turnover	24	%(4)	38%	42%	40%	69%	59%

Total Return	5.64	%(4)	14.73%	36.04%	13.25%	(4.91)%	14.89%

Net assets, end of period (000’s omitted)	$317,785		$153,862	$159,965	$158,059	$173,090	$203,565

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Includes special dividends equal to 1.45% of average daily net assets.

(4)	Not annualized.

22	See Notes to Financial Statements.

Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Growth Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

23

Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2015, the Portfolio’s investment adviser fee amounted to $866,817 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $179,722,019 and $64,274,379, respectively, for the six months ended June 30, 2015. Included in purchases is $112,810,652 representing the cost basis of long-term securities contributed in-kind in connection with the merger of Eaton Vance Multi-Cap Growth Fund into Eaton Vance Growth Fund during the period. The unrealized appreciation of such contributed securities at the contribution date was $44,787,583.

24

Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$219,464,827

Gross unrealized appreciation	$102,358,948
Gross unrealized depreciation	(4,124,146)

Net unrealized appreciation	$98,234,802

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$314,159,501	*	$—	$—	$314,159,501

Short-Term Investments	—		3,540,128	—	3,540,128

Total Investments	$314,159,501		$3,540,128	$—	$317,699,629

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Growth Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Growth Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Growth Portfolio (formerly Large-Cap Growth Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance Growth Fund (formerly Eaton Vance Large-Cap Growth Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

27

Eaton Vance

Growth Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance

Growth Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Growth Fund and Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7729 6.30.15

Eaton Vance

Large-Cap Value Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Large-Cap Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Performance1,2

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/23/1931	09/23/1931	0.61%	3.28%	13.88%	6.59%
Class A with 5.75% Maximum Sales Charge	—	—	–5.16	–2.67	12.54	5.96
Class C at NAV	11/04/1994	09/23/1931	0.22	2.44	13.01	5.79
Class C with 1% Maximum Sales Charge	—	—	–0.76	1.72	13.01	5.79
Class I at NAV	12/28/2004	09/23/1931	0.72	3.49	14.16	6.86
Class R at NAV	02/18/2004	09/23/1931	0.50	2.99	13.60	6.33
Class R6 at NAV	07/01/2014	09/23/1931	0.76	3.62	14.19	6.88
Russell 1000 Value Index	—	—	–0.61%	4.13%	16.49%	7.04%
% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.01%	1.76%	0.76%	1.26%	0.65%

Fund Profile4

Sector Allocation (% of net assets)[5]

Top 10 Holdings (% of net assets)[5]

General Electric Co.	5.7%
Exxon Mobil Corp.	4.9
JPMorgan Chase & Co.	4.0
Reynolds American, Inc.	3.1
Occidental Petroleum Corp.	2.9
Citigroup, Inc.	2.6
Oracle Corp.	2.5
Merck & Co., Inc.	2.4
Microsoft Corp.	2.4
Goldman Sachs Group, Inc. (The)	2.4
Total	32.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,006.10	$5.17	1.04%
Class C	$1,000.00	$1,002.20	$8.89	1.79%
Class I	$1,000.00	$1,007.20	$3.93	0.79%
Class R	$1,000.00	$1,005.00	$6.46	1.30%
Class R6	$1,000.00	$1,007.60	$3.53	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.21	1.04%
Class C	$1,000.00	$1,015.90	$8.95	1.79%
Class I	$1,000.00	$1,020.90	$3.96	0.79%
Class R	$1,000.00	$1,018.30	$6.51	1.30%
Class R6	$1,000.00	$1,021.30	$3.56	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investment in Large-Cap Value Portfolio, at value (identified cost, $3,243,007,354)	$3,685,505,154
Receivable for Fund shares sold	7,391,176
Total assets	$3,692,896,330

Liabilities
Payable for Fund shares redeemed	$15,678,285
Payable to affiliates:
Distribution and service fees	664,497
Trustees’ fees	125
Accrued expenses	781,093
Total liabilities	$17,124,000
Net Assets	$3,675,772,330

Sources of Net Assets
Paid-in capital	$2,896,141,198
Accumulated net realized gain from Portfolio	338,683,730
Accumulated distributions in excess of net investment income	(1,550,398)
Net unrealized appreciation from Portfolio	442,497,800
Total	$3,675,772,330

Class A Shares
Net Assets	$1,323,160,352
Shares Outstanding	71,675,403
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.46
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.59

Class C Shares
Net Assets	$388,760,049
Shares Outstanding	21,055,978
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.46

Class I Shares
Net Assets	$1,802,006,286
Shares Outstanding	97,282,923
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.52

Class R Shares
Net Assets	$126,573,373
Shares Outstanding	6,873,201
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.42

Class R6 Shares
Net Assets	$35,272,270
Shares Outstanding	1,902,878
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.54

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends allocated from Portfolio (net of foreign taxes, $375,218)	$47,010,963
Interest allocated from Portfolio	51,795
Securities lending income allocated from Portfolio, net	27,911
Expenses allocated from Portfolio	(12,541,474)
Total investment income from Portfolio	$34,549,195

Expenses
Distribution and service fees
Class A	$1,768,613
Class C	2,035,180
Class R	348,482
Trustees’ fees and expenses	250
Custodian fee	30,925
Transfer and dividend disbursing agent fees	1,712,875
Legal and accounting services	30,652
Printing and postage	148,028
Registration fees	74,258
Reflow liquidity program fees	860,614
Miscellaneous	19
Total expenses	$7,009,896

Net investment income	$27,539,299

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$340,242,347 (1)
Foreign currency transactions	340,638
Net realized gain	$340,582,985
Change in unrealized appreciation (depreciation) —
Investments	$(341,409,884)
Foreign currency	315,635
Net change in unrealized appreciation (depreciation)	$(341,094,249)

Net realized and unrealized loss	$(511,264)

Net increase in net assets from operations	$27,028,035

(1)	Includes $111,590,072 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$27,539,299	$70,460,338
Net realized gain from investment and foreign currency transactions	340,582,985 (1)	1,652,801,567 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(341,094,249)	(1,181,393,897)
Net increase in net assets from operations	$27,028,035	$541,868,008
Distributions to shareholders —
From net investment income
Class A	$(10,432,372)	$(27,746,453)
Class C	(1,673,659)	(2,339,878)
Class I	(16,063,308)	(36,563,340)
Class R	(870,529)	(1,607,051)
Class R6	(322,801)	(8)
From net realized gain
Class A	(18,230,802)	(425,214,514)
Class C	(5,343,848)	(118,952,787)
Class I	(24,685,793)	(603,634,941)
Class R	(1,808,110)	(41,715,810)
Class R6	(479,931)	(278)
Total distributions to shareholders	$(79,911,153)	$(1,257,775,060)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$53,874,060	$182,390,367
Class C	11,009,754	48,016,650
Class I	565,777,829	1,073,207,239
Class R	8,860,479	22,796,563
Class R6	37,376,972	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	26,533,122	420,006,180
Class C	5,378,817	92,120,112
Class I	33,636,262	517,378,828
Class R	2,559,885	41,500,150
Class R6	801,794	285
Cost of shares redeemed
Class A	(225,178,133)	(1,816,126,571)
Class C	(41,363,090)	(96,583,903)
Class I	(739,982,254)	(2,115,997,936)
Class R	(34,435,586)	(47,728,243)
Class R6	(2,719,562)	—
Net decrease in net assets from Fund share transactions	$(297,869,651)	$(1,679,019,279)

Net decrease in net assets	$(350,752,769)	$(2,394,926,331)

Net Assets
At beginning of period	$4,026,525,099	$6,421,451,430
At end of period	$3,675,772,330	$4,026,525,099

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(1,550,398)	$272,972

(1)	Includes $111,590,072 of net realized gains from redemptions in-kind.

(2)	Includes $44,078,317 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$18.740		$23.910	$19.500	$17.130	$18.220	$16.740

Income (Loss) From Operations
Net investment income(1)	$0.130		$0.317	$0.267	$0.289	$0.259	$0.187
Net realized and unrealized gain (loss)	(0.017)		2.001	5.402	2.399	(1.076)	1.478

Total income (loss) from operations	$0.113		$2.318	$5.669	$2.688	$(0.817)	$1.665

Less Distributions
From net investment income	$(0.140)		$(0.320)	$(0.266)	$(0.318)	$(0.273)	$(0.185)
From net realized gain	(0.253)		(7.168)	(0.993)	—	—	—

Total distributions	$(0.393)		$(7.488)	$(1.259)	$(0.318)	$(0.273)	$(0.185)

Net asset value — End of period	$18.460		$18.740	$23.910	$19.500	$17.130	$18.220

Total Return(2)	0.61	%(3)	10.96%	29.34%	15.77%	(4.48)%	10.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,323,160		$1,486,142	$2,912,022	$3,327,753	$6,521,082	$9,185,081
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.04	%(6)	1.01%	0.99%	0.99%	0.98%	0.98%
Net investment income	1.38	%(6)	1.29%	1.20%	1.56%	1.45%	1.11%
Portfolio Turnover of the Portfolio	47	%(3)	75%	49%	31%	41%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$18.750		$23.920	$19.510	$17.130	$18.220	$16.740

Income (Loss) From Operations
Net investment income(1)	$0.060		$0.132	$0.100	$0.156	$0.125	$0.061
Net realized and unrealized gain (loss)	(0.019)		1.999	5.401	2.400	(1.079)	1.477

Total income (loss) from operations	$0.041		$2.131	$5.501	$2.556	$(0.954)	$1.538

Less Distributions
From net investment income	$(0.078)		$(0.133)	$(0.098)	$(0.176)	$(0.136)	$(0.058)
From net realized gain	(0.253)		(7.168)	(0.993)	—	—	—

Total distributions	$(0.331)		$(7.301)	$(1.091)	$(0.176)	$(0.136)	$(0.058)

Net asset value — End of period	$18.460		$18.750	$23.920	$19.510	$17.130	$18.220

Total Return(2)	0.22	%(3)	10.12%	28.37%	14.96%	(5.23)%	9.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$388,760		$419,453	$454,829	$420,095	$497,372	$735,496
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.79	%(6)	1.76%	1.74%	1.74%	1.73%	1.73%
Net investment income	0.63	%(6)	0.54%	0.45%	0.83%	0.70%	0.36%
Portfolio Turnover of the Portfolio	47	%(3)	75%	49%	31%	41%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$18.800		$23.970	$19.550	$17.170	$18.270	$16.780

Income (Loss) From Operations
Net investment income(1)	$0.154		$0.383	$0.326	$0.340	$0.305	$0.232
Net realized and unrealized gain (loss)	(0.020)		2.002	5.411	2.408	(1.086)	1.486

Total income (loss) from operations	$0.134		$2.385	$5.737	$2.748	$(0.781)	$1.718

Less Distributions
From net investment income	$(0.161)		$(0.387)	$(0.324)	$(0.368)	$(0.319)	$(0.228)
From net realized gain	(0.253)		(7.168)	(0.993)	—	—	—

Total distributions	$(0.414)		$(7.555)	$(1.317)	$(0.368)	$(0.319)	$(0.228)

Net asset value — End of period	$18.520		$18.800	$23.970	$19.550	$17.170	$18.270

Total Return(2)	0.72	%(3)	11.22%	29.65%	16.10%	(4.27)%	10.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,802,006		$1,969,601	$2,892,359	$3,186,538	$4,757,063	$6,947,018
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.79	%(6)	0.76%	0.74%	0.74%	0.73%	0.73%
Net investment income	1.63	%(6)	1.55%	1.46%	1.82%	1.70%	1.37%
Portfolio Turnover of the Portfolio	47	%(3)	75%	49%	31%	41%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$18.690		$23.870	$19.470	$17.100	$18.190	$16.720

Income (Loss) From Operations
Net investment income(1)	$0.105		$0.255	$0.212	$0.245	$0.216	$0.147
Net realized and unrealized gain (loss)	(0.003)		1.993	5.391	2.395	(1.078)	1.467

Total income (loss) from operations	$0.102		$2.248	$5.603	$2.640	$(0.862)	$1.614

Less Distributions
From net investment income	$(0.119)		$(0.260)	$(0.210)	$(0.270)	$(0.228)	$(0.144)
From net realized gain	(0.253)		(7.168)	(0.993)	—	—	—

Total distributions	$(0.372)		$(7.428)	$(1.203)	$(0.270)	$(0.228)	$(0.144)

Net asset value — End of period	$18.420		$18.690	$23.870	$19.470	$17.100	$18.190

Total Return(2)	0.50	%(3)	10.71%	29.01%	15.51%	(4.73)%	9.73%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,573		$151,329	$162,242	$181,565	$278,225	$359,681
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.30	%(6)	1.26%	1.24%	1.24%	1.23%	1.23%
Net investment income	1.12	%(6)	1.04%	0.95%	1.32%	1.21%	0.87%
Portfolio Turnover of the Portfolio	47	%(3)	75%	49%	31%	41%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Financial Highlights — continued

	Class R6
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014(1)
Net asset value — Beginning of period	$18.810		$25.890

Income (Loss) From Operations
Net investment income(2)	$0.175		$0.194
Net realized and unrealized gain (loss)	(0.024)		0.089

Total income from operations	$0.151		$0.283

Less Distributions
From net investment income	$(0.168)		$(0.195)
From net realized gain	(0.253)		(7.168)

Total distributions	$(0.421)		$(7.363)

Net asset value — End of period	$18.540		$18.810

Total Return(3)	0.76	%(4)	2.28	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,272		$1
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.71	%(7)	0.65	%(7)
Net investment income	1.84	%(7)	1.54	%(7)
Portfolio Turnover of the Portfolio	47	%(4)	75	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	For the Portfolio’s year ended December 31, 2014.

12	See Notes to Financial Statements.

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $40,270 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $29,208 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $1,768,613 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $1,526,385 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $174,241 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $508,795 and $174,241 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2015, the Fund was informed that EVD received approximately $1,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

14

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $32,956,950 and $514,402,500, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $389,174,447.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. The Fund began participating in the ReFlow liquidity program on October 31, 2014. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	2,844,434	7,788,910
Issued to shareholders electing to receive payments of distributions in Fund shares	1,398,937	23,015,837
Redemptions	(11,881,922)	(73,297,303)

Net decrease	(7,638,551)	(42,492,556)

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	581,624	2,308,553
Issued to shareholders electing to receive payments of distributions in Fund shares	282,780	5,096,303
Redemptions	(2,182,160)	(4,046,664)

Net increase (decrease)	(1,317,756)	3,358,192

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	29,795,302	43,337,615
Issued to shareholders electing to receive payments of distributions in Fund shares	1,768,759	28,313,444
Redemptions	(39,060,150)	(87,550,543)

Net decrease	(7,496,089)	(15,899,484)

Class R	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	468,703	954,404
Issued to shareholders electing to receive payments of distributions in Fund shares	135,157	2,293,325
Redemptions	(1,825,375)	(1,949,469)

Net increase (decrease)	(1,221,515)	1,298,260

15

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014(1)

Sales	2,003,333	38
Issued to shareholders electing to receive payments of distributions in Fund shares	42,133	16
Redemptions	(142,642)	—

Net increase	1,902,824	54

(1)	Class R6 commenced operations on July 1, 2014.

16

Large-Cap Value Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

Aerospace & Defense — 2.2%
United Technologies Corp.	732,821	$81,291,834

		$81,291,834

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.(1)	902,893	$56,331,494

		$56,331,494

Banks — 11.8%
Citigroup, Inc.	1,758,719	$97,151,638
JPMorgan Chase & Co.	2,167,149	146,846,016
KeyCorp	3,785,119	56,852,487
PNC Financial Services Group, Inc. (The)	652,953	62,454,955
Wells Fargo & Co.	1,249,359	70,263,950

		$433,569,046

Capital Markets — 6.6%
Affiliated Managers Group, Inc.(2)	167,105	$36,529,153
Credit Suisse Group AG	2,536,975	69,988,721
Goldman Sachs Group, Inc. (The)	415,072	86,662,883
Invesco, Ltd.	1,366,667	51,236,346

		$244,417,103

Chemicals — 4.2%
Monsanto Co.	560,499	$59,743,588
PPG Industries, Inc.	328,746	37,713,741
Praxair, Inc.(1)	477,174	57,046,152

		$154,503,481

Communications Equipment — 2.3%
QUALCOMM, Inc.	1,334,173	$83,559,255

		$83,559,255

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	1,607,577	$74,929,164

		$74,929,164

Electric Utilities — 2.0%
NextEra Energy, Inc.	745,471	$73,078,522

		$73,078,522

Security	Shares	Value

Electrical Equipment — 1.1%
Hubbell, Inc., Class B	361,354	$39,127,411

		$39,127,411

Food & Staples Retailing — 0.7%
Kroger Co. (The)(1)	338,522	$24,546,230

		$24,546,230

Food Products — 1.9%
General Mills, Inc.(1)	1,250,980	$69,704,606

		$69,704,606

Health Care Equipment & Supplies — 2.9%
Medtronic PLC	1,017,212	$75,375,409
Stryker Corp.(1)	337,415	32,246,752

		$107,622,161

Health Care Providers & Services — 0.5%
McKesson Corp.	85,706	$19,267,566

		$19,267,566

Industrial Conglomerates — 5.7%
General Electric Co.	7,917,149	$210,358,649

		$210,358,649

Insurance — 7.0%
ACE, Ltd.	482,791	$49,090,189
Aflac, Inc.(1)	834,309	51,894,020
Lincoln National Corp.(1)	436,896	25,872,981
Prudential PLC	2,524,476	60,838,695
XL Group PLC(1)	1,839,390	68,425,308

		$256,121,193

Internet Software & Services — 1.0%
Google, Inc., Class C(2)	68,923	$35,875,111

		$35,875,111

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	325,683	$42,260,626

		$42,260,626

17	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 3.2%
CBS Corp., Class B	1,482,280	$82,266,540
Walt Disney Co. (The)(1)	301,138	34,371,891

		$116,638,431

Metals & Mining — 0.7%
Nucor Corp.(1)	541,048	$23,843,985

		$23,843,985

Multi-Utilities — 3.7%
PG&E Corp.	1,353,100	$66,437,210
Sempra Energy(1)	722,394	71,473,662

		$137,910,872

Oil, Gas & Consumable Fuels — 13.6%
Anadarko Petroleum Corp.(1)	804,500	$62,799,270
Devon Energy Corp.	1,080,113	64,255,922
Exxon Mobil Corp.	2,187,972	182,039,271
Occidental Petroleum Corp.(1)	1,356,720	105,512,115
Phillips 66(1)	709,681	57,171,901
Range Resources Corp.(1)	617,282	30,481,385

		$502,259,864

Pharmaceuticals — 5.9%
AbbVie, Inc.(1)	503,692	$33,843,065
Eli Lilly & Co.(1)	344,458	28,758,798
Merck & Co., Inc.	1,568,004	89,266,468
Roche Holding AG PC	81,170	22,759,372
Teva Pharmaceutical Industries, Ltd. ADR	753,316	44,520,976

		$219,148,679

Real Estate Investment Trusts (REITs) — 4.2%
Equity Residential	790,625	$55,478,156
Public Storage	249,700	46,037,189
Simon Property Group, Inc.	308,961	53,456,432

		$154,971,777

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.(1)	2,839,828	$86,373,369

		$86,373,369

Software — 5.9%
Microsoft Corp.	1,978,862	$87,366,757
Oracle Corp.(1)	2,303,906	92,847,412

Security	Shares	Value

Software (continued)
SAP SE	540,753	$37,893,958

		$218,108,127

Specialty Retail — 0.5%
Home Depot, Inc. (The)	171,382	$19,045,682

		$19,045,682

Tobacco — 4.6%
Altria Group, Inc.	1,085,929	$53,112,787
Reynolds American, Inc.	1,536,815	114,738,608

		$167,851,395

Total Common Stocks (identified cost $3,205,691,592)		$3,652,715,633

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.10%(3)(4)	$61,267	$61,266,574
Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)	17,709	17,708,669

Total Short-Term Investments (identified cost $78,975,243)		$78,975,243

Total Investments — 101.3% (identified cost $3,284,666,835)		$3,731,690,876

Other Assets, Less Liabilities — (1.3)%		$(46,185,654)

Net Assets — 100.0%		$3,685,505,222

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	All or a portion of this security was on loan at June 30, 2015.

(2)	Non-income producing security.

(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

18	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value including $60,384,653 of securities on loan (identified cost, $3,205,691,592)	$3,652,715,633
Affiliated investments, at value (identified cost, $78,975,243)	78,975,243
Cash	278,589
Foreign currency, at value (identified cost, $95,314)	95,202
Dividends receivable	9,842,521
Interest receivable from affiliated investment	7,181
Receivable for investments sold	35,781,064
Securities lending income receivable	31,623
Tax reclaims receivable	7,517,116
Total assets	$3,785,244,172

Liabilities
Collateral for securities loaned	$61,266,574
Payable for investments purchased	36,371,102
Payable to affiliates:
Investment adviser fee	1,940,251
Trustees’ fees	17,000
Accrued expenses	144,023
Total liabilities	$99,738,950
Net Assets applicable to investors’ interest in Portfolio	$3,685,505,222

Sources of Net Assets
Investors’ capital	$3,238,193,158
Net unrealized appreciation	447,312,064
Total	$3,685,505,222

19	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $375,218)	$47,010,963
Securities lending income, net	27,911
Interest allocated from affiliated investment	51,795
Expenses allocated from affiliated investment	(4,685)
Total investment income	$47,085,984

Expenses
Investment adviser fee	$12,031,919
Trustees’ fees and expenses	34,000
Custodian fee	335,651
Legal and accounting services	48,651
Miscellaneous	86,612
Total expenses	$12,536,833
Deduct —
Reduction of custodian fee	$43
Total expense reductions	$43

Net expenses	$12,536,790

Net investment income	$34,549,194

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$340,242,246 (1)
Investment transactions allocated from affiliated investments	103
Foreign currency transactions	340,640
Net realized gain	$340,582,989
Change in unrealized appreciation (depreciation) —
Investments	$(341,409,887)
Foreign currency	315,635
Net change in unrealized appreciation (depreciation)	$(341,094,252)

Net realized and unrealized loss	$(511,263)

Net increase in net assets from operations	$34,037,931

(1)	Includes $111,590,072 of net realized gains from redemptions in-kind.

20	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$34,549,194	$87,918,292
Net realized gain from investment and foreign currency transactions	340,582,989 (1)	1,653,673,995 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(341,094,252)	(1,181,852,804)
Net increase in net assets from operations	$34,037,931	$559,739,483
Capital transactions —
Contributions	$32,956,950	$44,715,138
Withdrawals	(514,402,500)	(2,965,887,259)
Net decrease in net assets from capital transactions	$(481,445,550)	$(2,921,172,121)

Net decrease in net assets	$(447,407,619)	$(2,361,432,638)

Net Assets
At beginning of period	$4,132,912,841	$6,494,345,479
At end of period	$3,685,505,222	$4,132,912,841

(1)	Includes $111,590,072 of net realized gains from redemptions in-kind.

(2)	Includes $44,078,317 of net realized gains from redemptions in-kind.

21	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.63%	0.62%	0.61%	0.60%	0.59%
Net investment income	1.78	%(2)	1.66%	1.57%	1.93%	1.84%	1.50%
Portfolio Turnover	47	%(3)	75%	49%	31%	41%	31%

Total Return	0.81	%(3)	11.38%	29.81%	16.20%	(4.11)%	10.48%

Net assets, end of period (000’s omitted)	$3,685,505		$4,132,913	$6,494,345	$7,214,818	$12,227,704	$17,265,277

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Large-Cap Value Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

23

Large-Cap Value Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2015, the Portfolio’s investment adviser fee amounted to $12,031,919 or 0.62% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,796,346,136 and $2,153,120,267, respectively, for the six months ended June 30, 2015. Included in sales is $389,174,447 representing the value of securities delivered in payment of redemptions in-kind.

24

Large-Cap Value Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,295,278,826

Gross unrealized appreciation	$491,352,166
Gross unrealized depreciation	(54,940,116)

Net unrealized appreciation	$436,412,050

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2015 amounted to $17,595.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2015, the value of securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $60,384,653 and $61,266,574, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at June 30, 2015.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Large-Cap Value Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$135,684,113	$—		$—	$135,684,113
Consumer Staples	262,102,231	—		—	262,102,231
Energy	502,259,864	—		—	502,259,864
Financials	958,251,703	130,827,416		—	1,089,079,119
Health Care	365,539,660	22,759,372		—	388,299,032
Industrials	387,109,388	—		—	387,109,388
Information Technology	386,021,904	37,893,958		—	423,915,862
Materials	178,347,466	—		—	178,347,466
Telecommunication Services	74,929,164	—		—	74,929,164
Utilities	210,989,394	—		—	210,989,394

Total Common Stocks	$3,461,234,887	$191,480,746	*	$—	$3,652,715,633

Short-Term Investments	$—	$78,975,243		$—	$78,975,243

Total Investments	$3,461,234,887	$270,455,989		$—	$3,731,690,876

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

28

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management and analysts staffing. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Large-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Value Fund and Large-Cap Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702 6.30.15

Parametric Absolute Return Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report June 30, 2015

Parametric Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Parametric Absolute Return Fund

June 30, 2015

Performance1,2

Portfolio Managers Ken Everding, Ph.D. and Jonathan Orseck, each of Parametric Risk Advisors LLC; Thomas H. Luster, CFA and Maria Cappellano

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	09/30/2010	09/30/2010	6.28%	3.42%	—	2.23%
Institutional Class at NAV	09/30/2010	09/30/2010	6.43	3.70	—	2.50
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	—	—	0.01%	0.02%	0.08%	0.08%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.89%	1.64%
Net					1.45	1.20

Fund Profile

Asset Allocation (% of total investments, excluding options)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Absolute Return Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Depiction does not reflect the Fund’s option positions.

Fund profile subject to change due to active management.

3

Parametric Absolute Return Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,062.80	$7.42	**	1.45%
Institutional Class	$1,000.00	$1,064.30	$6.14	**	1.20%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.60	$7.25	**	1.45%
Institutional Class	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Absolute Return Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 64.2%

Security	Principal Amount (000’s omitted)	Value

Auto Manufacturers — 4.7%
American Honda Finance Corp., 1.20%, 7/14/17	$500	$500,472
Daimler Finance North America, LLC, 0.958%, 8/1/16(1)(2)	500	502,223
Toyota Motor Credit Corp., 1.45%, 1/12/18	300	300,261
Volkswagen Group of America Finance, LLC, 1.60%, 11/20/17(1)	400	400,530

		$1,703,486

Banks — 24.3%
Bank of America N.A., 1.125%, 11/14/16	$650	$650,237
Bank of Montreal, 0.795%, 7/15/16(2)	500	502,033
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	250	250,124
Bank of Nova Scotia (The), 1.30%, 7/21/17	500	500,274
Fifth Third Bank, 0.786%, 11/18/16(2)	725	726,280
JPMorgan Chase & Co., 1.10%, 10/15/15	250	250,237
KeyBank N.A., 0.772%, 11/25/16(2)	750	750,524
National Australia Bank, Ltd., 0.714%, 12/2/16(1)(2)	750	752,481
PNC Bank NA, 1.125%, 1/27/17	650	650,123
Royal Bank of Canada, 1.40%, 10/13/17	500	501,617
Svenska Handelsbanken AB, 0.751%, 9/23/16(2)	800	802,905
Toronto-Dominion Bank (The), 0.741%, 9/9/16(2)	660	662,502
US Bank NA, 0.508%, 1/30/17(2)	700	700,128
Wells Fargo & Co., 1.40%, 9/8/17	425	426,018
Westpac Banking Corp., 0.712%, 11/25/16(2)	700	702,718

		$8,828,201

Beverages — 4.1%
Anheuser-Busch InBev Finance, Inc., 1.125%, 1/27/17	$650	$651,879
Coca-Cola Co. (The), 0.378%, 11/1/16(2)	250	250,108
Diageo Capital PLC, 0.625%, 4/29/16	200	199,757
PepsiCo, Inc., 0.70%, 8/13/15	380	380,151

		$1,481,895

Chemicals — 0.5%
Praxair, Inc., 0.75%, 2/21/16	$200	$200,198

		$200,198

Computers — 0.9%
International Business Machines Corp., 1.125%, 2/6/18	$350	$347,744

		$347,744

Security	Principal Amount (000’s omitted)	Value

Cosmetics & Personal Care — 1.8%
Procter & Gamble Co. (The), 0.75%, 11/4/16	$650	$650,491

		$650,491

Diversified Financial Services — 1.4%
American Express Credit Corp., 1.55%, 9/22/17	$500	$501,706

		$501,706

Electric — 5.0%
Duke Energy Progress, Inc., 5.25%, 12/15/15	$350	$356,979
Florida Power Corp., 0.65%, 11/15/15	275	275,059
Southern Co. (The), 1.30%, 8/15/17	530	529,366
Southern Co. (The), 2.375%, 9/15/15	400	401,434
Virginia Electric & Power Co., 5.40%, 1/15/16	250	256,398

		$1,819,236

Financial Services — 3.0%
Charles Schwab Corp. (The), 0.85%, 12/4/15	$380	$380,598
General Electric Capital Corp., 0.507%, 1/14/16(2)	700	700,974

		$1,081,572

Foods — 3.0%
General Mills, Inc., 1.40%, 10/20/17	$425	$424,495
Starbucks Corp., 0.875%, 12/5/16	650	650,614

		$1,075,109

Insurance — 1.4%
Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	$500	$501,089

		$501,089

Machinery – Construction & Mining — 1.8%
John Deere Capital Corp., 0.566%, 10/11/16(2)	$500	$501,233
John Deere Capital Corp., 1.05%, 12/15/16	142	142,147

		$643,380

Media — 1.0%
Walt Disney Co. (The), 0.45%, 12/1/15	$380	$379,884

		$379,884

Mining — 1.8%
BHP Billiton Finance (USA), Ltd., 0.532%, 9/30/16(2)	$650	$650,069

		$650,069

5	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Miscellaneous Manufacturing — 1.7%
3M Co., 1.375%, 9/29/16	$300	$302,485
Eaton Corp., 0.95%, 11/2/15	325	325,237

		$627,722

Oil & Gas — 3.9%
BP Capital Markets PLC, 0.696%, 11/7/16(2)	$500	$500,012
Chevron Corp., 0.889%, 6/24/16	730	732,150
EOG Resources, Inc., 2.50%, 2/1/16	200	201,872

		$1,434,034

Pharmaceuticals — 1.5%
Merck & Co., Inc., 0.70%, 5/18/16	$200	$200,006
Wyeth, LLC, 5.50%, 2/15/16	325	334,941

		$534,947

Real Estate Investment Trusts (REITs) — 0.6%
ERP Operating, LP, 5.125%, 3/15/16	$200	$205,747

		$205,747

Retail — 0.9%
Home Depot, Inc. (The), 5.40%, 3/1/16	$325	$335,278

		$335,278

Telecommunications — 0.9%
Cisco Systems, Inc., 5.50%, 2/22/16	$325	$335,018

		$335,018

Total Corporate Bonds & Notes (identified cost $23,223,022)		$23,336,806

Collateralized Mortgage Obligations — 4.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2508, Class OY, 4.50%, 10/15/17	$202	$207,800
Series 2517, Class BH, 5.50%, 10/15/17	43	44,323
Series 2638, Class CE, 3.75%, 8/15/32	22	22,016
Series 2649, Class QH, 4.50%, 7/15/18	33	34,078
Series 3544, Class KA, 4.50%, 9/15/23	195	197,513
Series 3706, Class C, 2.00%, 8/15/20	149	150,805

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 3787, Class TB, 1.75%, 1/15/17	$89	$89,737
Series 4399, Class A, 2.50%, 7/15/24	142	144,989

		$891,261

Federal National Mortgage Association:
Series 2003-24, Class PD, 5.00%, 4/25/18	$84	$87,624
Series 2006-105, Class A, 4.35%, 9/25/36	125	131,505
Series 2008-62, Class DY, 4.00%, 7/25/23	74	77,067
Series 2009-55, Class PQ, 5.00%, 9/25/37	73	74,614
Series 2010-155, Class A, 3.50%, 9/25/25	141	144,402
Series 2011-66, Class AB, 4.00%, 11/25/39	55	55,407
Series 2011-76, Class PB, 2.50%, 4/25/39	91	93,465

		$664,084

Total Collateralized Mortgage Obligations (identified cost $1,571,143)		$1,555,345

Asset-Backed Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value

Automotive — 2.9%
AMCAR, Series 2013-5, Class A2B, 0.564%, 3/8/17(3)	$26	$25,703
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	81	80,720
CARMX, Series 2013-4, Class A2, 0.52%, 11/15/16	34	33,962
EFF, Series 2013-2, Class A2, 1.06%, 3/20/19(1)	250	250,268
HART, Series 2014-A, Class A2, 0.46%, 1/16/17	159	158,664
SDART, Series 2014-1, Class A2B, 0.556%, 6/15/17(3)	83	82,588
TCFAT, Series 2015-1A, Class A1, 0.40%, 6/15/16(1)	250	250,008
WOLS, Series 2013-A, Class A2B, 0.506%, 5/16/16(3)	167	167,259

		$1,049,172

Financial Services — 1.9%
WFNMT, Series 2014-A, Class A, 0.566%, 12/15/19(3)	$700	$700,011

		$700,011

Other — 0.2%
GEET, Series 2013-2, Class A2, 0.61%, 6/24/16	$66	$66,229

		$66,229

Total Asset-Backed Securities (identified cost $1,815,063)		$1,815,412

6	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 20.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note:
0.375%, 8/31/15	$1,800	$1,801,055
0.50%, 2/28/17	500	499,531
0.875%, 1/31/17	500	502,617
1.25%, 10/31/15	900	903,445
1.375%, 11/30/15	1,250	1,256,788
2.125%, 12/31/15	900	908,648
4.875%, 8/15/16	1,500	1,575,000

Total U.S. Treasury Obligations (identified cost $7,511,612)		$7,447,084

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	27	$2,240	7/2/15	$68
S&P 500 Index	27	2,235	7/10/15	68
S&P 500 Index	27	2,260	7/17/15	203
S&P 500 Index	27	2,255	7/24/15	338
S&P 500 Index FLEX	27	2,262	7/1/15	0
S&P 500 Index FLEX	27	2,235	7/6/15	0
S&P 500 Index FLEX	28	2,240	7/8/15	1
S&P 500 Index FLEX	28	2,235	7/13/15	27
S&P 500 Index FLEX	28	2,240	7/15/15	46
S&P 500 Index FLEX	27	2,260	7/20/15	93
S&P 500 Index FLEX	28	2,260	7/22/15	149
S&P 500 Index FLEX	28	2,225	7/27/15	785

Total Call Options Purchased (identified cost $6,792)				$1,778

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	27	$1,880	7/2/15	$405
S&P 500 Index	27	1,900	7/10/15	6,480
S&P 500 Index	27	1,925	7/17/15	14,445
S&P 500 Index	27	1,905	7/24/15	16,740
S&P 500 Index FLEX	27	1,915	7/1/15	0
S&P 500 Index FLEX	27	1,885	7/6/15	402
S&P 500 Index FLEX	28	1,900	7/8/15	1,568
S&P 500 Index FLEX	28	1,885	7/13/15	3,494
S&P 500 Index FLEX	28	1,895	7/15/15	5,639
S&P 500 Index FLEX	27	1,930	7/20/15	15,016

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	28	$1,925	7/22/15	$16,945
S&P 500 Index FLEX	28	1,850	7/27/15	10,226

Total Put Options Purchased (identified cost $76,422)				$91,360

Short-Term Investments — 4.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	$1,634	$1,633,511

Total Short-Term Investments (identified cost $1,633,511)		$1,633,511

Total Investments — 98.7% (identified cost $35,837,565)		$35,881,296

Call Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	27	$2,135	7/2/15	$(337)
S&P 500 Index	27	2,135	7/10/15	(2,497)
S&P 500 Index	27	2,155	7/17/15	(1,822)
S&P 500 Index	27	2,150	7/24/15	(4,388)
S&P 500 Index FLEX	27	2,157	7/1/15	0
S&P 500 Index FLEX	27	2,135	7/6/15	(849)
S&P 500 Index FLEX	28	2,140	7/8/15	(1,255)
S&P 500 Index FLEX	28	2,135	7/13/15	(4,805)
S&P 500 Index FLEX	28	2,140	7/15/15	(4,875)
S&P 500 Index FLEX	27	2,155	7/20/15	(4,078)
S&P 500 Index FLEX	28	2,155	7/22/15	(5,141)
S&P 500 Index FLEX	28	2,125	7/27/15	(21,484)

Total Call Options Written (premiums received $264,103)				$(51,531)

Put Options Written — (1.0)%

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index	27	$1,985	7/2/15	$(1,823)
S&P 500 Index	27	2,000	7/10/15	(27,540)
S&P 500 Index	27	2,030	7/17/15	(56,160)
S&P 500 Index	27	2,010	7/24/15	(53,865)
S&P 500 Index FLEX	27	2,020	7/1/15	(482)
S&P 500 Index FLEX	27	1,985	7/6/15	(6,364)
S&P 500 Index FLEX	28	2,000	7/8/15	(14,440)
S&P 500 Index FLEX	28	1,985	7/13/15	(19,022)

7	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Description	Number of Contracts	Strike Price	Expiration Date	Value

S&P 500 Index FLEX	28	$1,995	7/15/15	$(26,126)
S&P 500 Index FLEX	27	2,035	7/20/15	(57,180)
S&P 500 Index FLEX	28	2,030	7/22/15	(59,437)
S&P 500 Index FLEX	28	1,950	7/27/15	(29,597)

Total Put Options Written (premiums received $247,418)				$(352,036)

Other Assets, Less Liabilities — 2.4%				$865,291

Net Assets — 100.0%				$36,343,020

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMCAR	–	AmeriCredit Automobile Receivables Trust
CARMX	–	CarMax Auto Owner Trust
EFF	–	Enterprise Fleet Financing LLC
FLEX	–	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
GEET	–	GE Equipment Transportation LLC
HART	–	Hyundai Auto Receivables Trust
SDART	–	Santander Drive Auto Receivables Trust
TCFAT	–	TCF Auto Receivables Owner Trust
WFNMT	–	World Financial Network Credit Card Master Trust
WOLS	–	World Omni Automobile Lease Securitization Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $2,155,510 or 5.9% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2015.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2015.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

8	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $34,204,054)	$34,247,785
Affiliated investment, at value (identified cost, $1,633,511)	1,633,511
Interest receivable	116,646
Interest receivable from affiliated investment	378
Receivable for premiums on written options	50,320
Receivable for Fund shares sold	1,548,103
Receivable from affiliates	9,006
Total assets	$37,605,749

Liabilities
Written options outstanding, at value (premiums received, $511,521)	$403,567
Payable for investments purchased	358,116
Payable for Fund shares redeemed	367,810
Due to custodian	50,321
Payable to affiliates:
Investment adviser and administration fee	31,421
Distribution and service fees	1,699
Trustees’ fees	570
Accrued expenses	49,225
Total liabilities	$1,262,729
Net Assets	$36,343,020

Sources of Net Assets
Paid-in capital	$38,270,761
Accumulated net realized loss	(1,982,114)
Accumulated net investment loss	(97,312)
Net unrealized appreciation	151,685
Net Assets	$36,343,020

Investor Class Shares
Net Assets	$10,120,137
Shares Outstanding	1,012,643
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.99

Institutional Class Shares
Net Assets	$26,222,883
Shares Outstanding	2,599,920
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09

9	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Interest	$119,020
Interest allocated from affiliated investment	1,837
Expenses allocated from affiliated investment	(155)
Total investment income	$120,702

Expenses
Investment adviser and administration fee	$191,008
Distribution and service fees
Investor Class	9,894
Trustees’ fees and expenses	1,126
Custodian fee	36,005
Transfer and dividend disbursing agent fees	21,316
Legal and accounting services	30,371
Printing and postage	7,648
Registration fees	19,116
Miscellaneous	5,314
Total expenses	$321,798
Deduct —
Allocation of expenses to affiliates	$103,784
Total expense reductions	$103,784

Net expenses	$218,014

Net investment loss	$(97,312)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(690,043)
Investment transactions allocated from affiliated investment	4
Written options	2,897,499
Net realized gain	$2,207,460
Change in unrealized appreciation (depreciation) —
Investments	$94,619
Written options	(39,658)
Net change in unrealized appreciation (depreciation)	$54,961

Net realized and unrealized gain	$2,262,421

Net increase in net assets from operations	$2,165,109

10	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment loss	$(97,312)	$(311,581)
Net realized gain (loss) from investment transactions and written options	2,207,460	(159,256)
Net change in unrealized appreciation (depreciation) from investments and written options	54,961	682,693
Net increase in net assets from operations	$2,165,109	$211,856
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$3,246,822	$5,359,646
Institutional Class	1,936,059	10,307,569
Cost of shares redeemed
Investor Class	(1,845,033)	(32,642,183)
Institutional Class	(5,871,649)	(16,607,863)
Net decrease in net assets from Fund share transactions	$(2,533,801)	$(33,582,831)

Net decrease in net assets	$(368,692)	$(33,370,975)

Net Assets
At beginning of period	$36,711,712	$70,082,687
At end of period	$36,343,020	$36,711,712

Accumulated net investment loss included in net assets
At end of period	$(97,312)	$—

11	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2015

Financial Highlights

	Investor Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2010(1)
			2014	2013		2012	2011
Net asset value — Beginning of period	$9.400		$9.470	$10.200		$10.410	$10.040	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.036)		$(0.076)	$(0.089)		$(0.095)	$(0.100)	$(0.028)
Net realized and unrealized gain (loss)	0.626		0.006	(0.555)		0.871	0.488	0.085

Total income (loss) from operations	$0.590		$(0.070)	$(0.644)		$0.776	$0.388	$0.057

Less Distributions
From net investment income	$—		$—	$—		$(0.010)	$—	$—
From net realized gain	—		—	(0.086)		(0.976)	(0.018)	(0.017)

Total distributions	$—		$—	$(0.086)		$(0.986)	$(0.018)	$(0.017)

Net asset value — End of period	$9.990		$9.400	$9.470		$10.200	$10.410	$10.040

Total Return(3)	6.28	%(4)	(0.84)%	(6.23	)%(5)	7.56%	3.87%	0.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,120		$8,229	$35,270		$23,812	$34,003	$7,080
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.45	%(8)	1.45%	1.45%		1.54%	1.75%	1.75	%(8)
Net investment loss	(0.75	)%(8)	(0.79)%	(0.91)%		(0.90)%	(0.98)%	(1.10	)%(8)
Portfolio Turnover	6	%(4)	28%	85%		62%	103%	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if applicable.

(4)	Not annualized.

(5)

During the year ended December 31, 2013, the Fund received a payment made by an affiliate for a trading error which amounted to $0.03 per share. Had the Fund not received this payment, total return would have been lower by 0.30%.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.60%, 0.44%, 0.29%, 0.28%, 0.05% and 1.45% of average daily net assets for the six months ended June 30, 2015, the years ended December 31, 2014, 2013, 2012 and 2011 and the period ended December 31, 2010, respectively). Absent these reimbursements, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2015

Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2010(1)
			2014	2013		2012	2011
Net asset value — Beginning of period	$9.470		$9.520	$10.230		$10.440	$10.050	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.024)		$(0.057)	$(0.068)		$(0.071)	$(0.076)	$(0.028)
Net realized and unrealized gain (loss)	0.644		0.007	(0.556)		0.877	0.484	0.095

Total income (loss) from operations	$0.620		$(0.050)	$(0.624)		$0.806	$0.408	$0.067

Less Distributions
From net investment income	$—		$—	$—		$(0.040)	$—	$—
From net realized gain	—		—	(0.086)		(0.976)	(0.018)	(0.017)

Total distributions	$—		$—	$(0.086)		$(1.016)	$(0.018)	$(0.017)

Net asset value — End of period	$10.090		$9.470	$9.520		$10.230	$10.440	$10.050

Total Return(3)	6.43	%(4)	(0.42)%	(6.11	)%(5)	7.84%	4.06%	0.67	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,223		$28,483	$34,813		$33,412	$38,998	$25,112
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.20	%(8)	1.20%	1.20%		1.29%	1.50%	1.50	%(8)
Net investment loss	(0.50	)%(8)	(0.59)%	(0.69)%		(0.66)%	(0.74)%	(1.09	)%(8)
Portfolio Turnover	6	%(4)	28%	85%		62%	103%	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the year ended December 31, 2013, the Fund received a payment made by an affiliate for a trading error which amounted to $0.03 per share. Had the Fund not received this payment, total return would have been lower by 0.30%.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.60%, 0.44%, 0.29%, 0.28%, 0.05% and 1.45% of average daily net assets for the six months ended June 30, 2015, the years ended December 31, 2014, 2013, 2012 and 2011 and the period ended December 31, 2010, respectively). Absent these reimbursements, total return would be lower.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

13	See Notes to Financial Statements.

Parametric Absolute Return Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers two classes of shares, Investor Class and Institutional Class shares, which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities and indices) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

14

Parametric Absolute Return Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $4,066,853 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2014, $1,847,283 are short-term and $2,219,570 are long-term.

15

Parametric Absolute Return Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,838,601

Gross unrealized appreciation	$37,312
Gross unrealized depreciation	(87,755)

Net unrealized depreciation	$(50,443)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for management, investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. For the six months ended June 30, 2015, the Fund’s investment adviser and administration fee amounted to $191,008 or 1.10% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM and PRA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45% and 1.20% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after April 30, 2016. Pursuant to this agreement, EVM and PRA were allocated $103,784 in total of the Fund’s operating expenses for the six months ended June 30, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $607 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $9,894 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,201,141	$6,201,377
U.S. Government and Agency Securities	891,654	3,297,105

	$2,092,795	$9,498,482

16

Parametric Absolute Return Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	328,161	557,181
Redemptions	(190,986)	(3,404,294)

Net increase (decrease)	137,175	(2,847,113)

Institutional Class	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	199,080	1,070,961
Redemptions	(605,449)	(1,720,025)

Net decrease	(406,369)	(649,064)

At June 30, 2015, accounts advised by EVM, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 52.1% of the value of the outstanding shares of the Fund.

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2015 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2015 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	712	$594,129
Options written	4,284	3,540,792
Options exercised	(269)	(260,388)
Options expired	(4,069)	(3,363,012)

Outstanding, end of period	658	$511,521

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

17

Parametric Absolute Return Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$93,138	(1)	$—
Written options	—		(403,567	)(2)

Total	$93,138		$(403,567)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(690,198)	$80,291
Written options	2,897,499	(39,658)

Total	$2,207,301	$40,633

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended June 30, 2015, which is indicative of the volume of this derivative type, was 669 contracts.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

9  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At June 30, 2015, the Fund had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $50,321. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2015. The Fund’s average overdraft advances during the six months ended June 30, 2015 were not significant.

18

Parametric Absolute Return Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$23,336,806	$—	$23,336,806
Collateralized Mortgage Obligations	—	1,555,345	—	1,555,345
Asset-Backed Securities	—	1,815,412	—	1,815,412
U.S. Treasury Obligations	—	7,447,084	—	7,447,084
Call Options Purchased	677	1,101	—	1,778
Put Options Purchased	38,070	53,290	—	91,360
Short-Term Investments	—	1,633,511	—	1,633,511

Total Investments	$38,747	$35,842,549	$—	$35,881,296

Liability Description

Call Options Written	$(9,044)	$(42,487)	$—	$(51,531)
Put Options Written	(139,388)	(212,648)	—	(352,036)

Total	$(148,432)	$(255,135)	$—	$(403,567)

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

19

Parametric Absolute Return Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Parametric Absolute Return Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Absolute Return Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Risk Advisors LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement as well as the Sub-adviser’s business reputation. The Board considered the Sub-adviser’s options strategy, as well as its past experience in implementing such strategy. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

21

Parametric Absolute Return Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

22

Parametric Absolute Return Fund

June 30, 2015

Officers and Trustees

Officers of Parametric Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Absolute Return Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Risk Advisors LLC

518 Riverside Avenue

Westport, CT 06880

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7775    6.30.15

Eaton Vance

Real Estate Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Real Estate Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

Real Estate Fund

June 30, 2015

Performance1,2

Portfolio Manager J. Scott Craig

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/09/2010	04/28/2006	–4.76%	6.07%	13.91%	6.34%
Class A with 5.75% Maximum Sales Charge	—	—	–10.26	–0.03	12.57	5.66
Class I at NAV	04/28/2006	04/28/2006	–4.65	6.33	14.17	6.48
Dow Jones U.S. Select Real Estate Securities Index	—	—	–5.69%	5.25%	14.37%	5.32%
S&P 500 Index	—	—	1.23	7.42	17.33	7.33

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.55%	1.30%
Net					1.25	1.00

Fund Profile

Sector Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

Simon Property Group, Inc.	11.7%
Equity Residential	6.8
AvalonBay Communities, Inc.	6.5
Public Storage	6.3
Boston Properties, Inc.	5.5
Vornado Realty Trust	3.9
Federal Realty Investment Trust	3.4
Ventas, Inc.	2.9
Health Care REIT, Inc.	2.7
Host Hotels & Resorts, Inc.	2.7
Total	52.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Real Estate Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class A is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Real Estate Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$952.40	$6.05	**	1.25%
Class I	$1,000.00	$953.50	$4.84	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

4

Eaton Vance

Real Estate Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.2%
Hilton Worldwide Holdings, Inc.(1)	10,200	$281,010
Marriott International, Inc., Class A	3,700	275,243

		$556,253

Other — 1.0%
CBRE Group, Inc., Class A(1)	3,300	$122,100
Jones Lang LaSalle, Inc.	800	136,800

		$258,900

Real Estate Investment Trusts — 95.3%

Security	Shares	Value

Diversified, Specialty & Other — 9.3%
CoreSite Realty Corp.	6,600	$299,904
National Retail Properties, Inc.	12,500	437,625
PS Business Parks, Inc.	6,800	490,620
Rayonier, Inc.	6,500	166,075
Vornado Realty Trust	10,400	987,272

		$2,381,496

Health Care — 7.6%
HCP, Inc.	13,900	$506,933
Health Care REIT, Inc.	10,700	702,241
Ventas, Inc.	12,000	745,080

		$1,954,254

Hotels & Resorts — 4.3%
Host Hotels & Resorts, Inc.	34,700	$688,101
LaSalle Hotel Properties	4,800	170,208
Sunstone Hotel Investors, Inc.	15,275	229,278

		$1,087,587

Industrial — 5.8%
DCT Industrial Trust, Inc.	8,075	$253,878
EastGroup Properties, Inc.	5,800	326,134
First Industrial Realty Trust, Inc.	11,700	219,141
ProLogis, Inc.	15,100	560,210
Terreno Realty Corp.	6,800	133,960

		$1,493,323

Security	Shares	Value

Malls and Factory Outlets — 16.4%
General Growth Properties, Inc.	24,100	$618,406
Simon Property Group, Inc.	17,300	2,993,246
Tanger Factory Outlet Centers, Inc.	8,100	256,770
Taubman Centers, Inc.	4,900	340,550

		$4,208,972

Multifamily — 24.1%
American Campus Communities, Inc.	9,300	$350,517
AvalonBay Communities, Inc.	10,500	1,678,635
Camden Property Trust	7,900	586,812
Education Realty Trust, Inc.	6,800	213,248
Equity Residential	24,800	1,740,216
Essex Property Trust, Inc.	3,200	680,000
Mid-America Apartment Communities, Inc.	5,200	378,612
Post Properties, Inc.	10,200	554,574

		$6,182,614

Office — 10.7%
Boston Properties, Inc.	11,600	$1,404,064
Douglas Emmett, Inc.	15,700	422,958
Highwoods Properties, Inc.	8,600	343,570
Hudson Pacific Properties, Inc.	5,300	150,361
Paramount Group, Inc.	24,000	411,840

		$2,732,793

Self Storage — 8.3%
CubeSmart	13,500	$312,660
Extra Space Storage, Inc.	3,000	195,660
Public Storage	8,800	1,622,456

		$2,130,776

Strip Centers — 8.8%
Acadia Realty Trust	8,700	$253,257
DDR Corp.	11,600	179,336
Federal Realty Investment Trust	6,800	871,012
Kimco Realty Corp.	15,400	347,116
Regency Centers Corp.	7,100	418,758
Retail Opportunity Investments Corp.	11,500	179,630

		$2,249,109

Total Real Estate Investment Trusts		$24,420,924

Total Common Stocks (identified cost $19,271,703)		$25,236,077

5	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$393	$392,985

Total Short-Term Investments (identified cost $392,985)		$392,985

Total Investments — 100.0% (identified cost $19,664,688)		$25,629,062

Other Assets, Less Liabilities — (0.0%)(3)		$(935)

Net Assets — 100.0%		$25,628,127

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

(3)	Amount is less than (0.05)%.

6	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $19,271,703)	$25,236,077
Affiliated investment, at value (identified cost, $392,985)	392,985
Dividends receivable	83,512
Interest receivable from affiliated investment	50
Receivable for Fund shares sold	13,304
Receivable from affiliate	9,153
Total assets	$25,735,081

Liabilities
Payable for Fund shares redeemed	$51,675
Payable to affiliates:
Investment adviser fee	14,405
Administration fee	3,324
Distribution and service fees	2,193
Trustees’ fees	528
Accrued expenses	34,829
Total liabilities	$106,954
Net Assets	$25,628,127

Sources of Net Assets
Paid-in capital	$18,924,873
Accumulated net realized gain	740,696
Accumulated distributions in excess of net investment income	(1,816)
Net unrealized appreciation	5,964,374
Total	$25,628,127

Class A Shares
Net Assets	$9,975,765
Shares Outstanding	779,345
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.80
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.58

Class I Shares
Net Assets	$15,652,362
Shares Outstanding	1,222,398
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends	$482,113
Interest allocated from affiliated investment	932
Expenses allocated from affiliated investment	(92)
Total investment income	$482,953

Expenses
Investment adviser fee	$110,016
Administration fee	25,388
Distribution and service fees
Class A	14,621
Trustees’ fees and expenses	1,100
Custodian fee	18,438
Transfer and dividend disbursing agent fees	13,392
Legal and accounting services	20,860
Printing and postage	8,019
Registration fees	16,547
Miscellaneous	5,158
Total expenses	$233,539
Deduct —
Allocation of expenses to affiliate	$49,647
Total expense reductions	$49,647

Net expenses	$183,892

Net investment income	$299,061

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$810,329
Investment transactions allocated from affiliated investment	2
Net realized gain	$810,331
Change in unrealized appreciation (depreciation) —
Investments	$(2,452,146)
Net change in unrealized appreciation (depreciation)	$(2,452,146)

Net realized and unrealized loss	$(1,641,815)

Net decrease in net assets from operations	$(1,342,754)

8	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$299,061	$425,705
Net realized gain from investment transactions and capital gain distributions received	810,331	1,932,957
Net change in unrealized appreciation (depreciation) from investments	(2,452,146)	5,870,721
Net increase (decrease) in net assets from operations	$(1,342,754)	$8,229,383
Distributions to shareholders —
From net investment income
Class A	$(97,553)	$(191,800)
Class I	(203,324)	(486,473)
From net realized gain
Class A	(384,588)	(165,532)
Class I	(582,310)	(329,698)
Total distributions to shareholders	$(1,267,775)	$(1,173,503)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,864,145	$3,262,199
Class I	5,835,715	4,800,598
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	478,767	351,778
Class I	759,939	770,004
Cost of shares redeemed
Class A	(2,537,405)	(1,876,153)
Class I	(11,481,384)	(7,437,904)
Net decrease in net assets from Fund share transactions	$(5,080,223)	$(129,478)

Net increase (decrease) in net assets	$(7,690,752)	$6,926,402

Net Assets
At beginning of period	$33,318,879	$26,392,477
At end of period	$25,628,127	$33,318,879

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(1,816)	$—

9	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2010(1)
			2014	2013	2012	2011
Net asset value — Beginning of period	$14.030		$11.090	$11.300	$9.960	$9.280	$7.860

Income (Loss) From Operations
Net investment income(2)	$0.116		$0.165	$0.123	$0.121	$0.095	$0.069
Net realized and unrealized gain (loss)	(0.750)		3.253	(0.072)	1.423	0.750	1.494

Total income (loss) from operations	$(0.634)		$3.418	$0.051	$1.544	$0.845	$1.563

Less Distributions
From net investment income	$(0.119)		$(0.264)	$(0.117)	$(0.131)	$(0.091)	$(0.073)
From net realized gain	(0.477)		(0.214)	(0.144)	(0.073)	—	—
Tax return of capital	—		—	—	—	(0.074)	(0.070)

Total distributions	$(0.596)		$(0.478)	$(0.261)	$(0.204)	$(0.165)	$(0.143)

Net asset value — End of period	$12.800		$14.030	$11.090	$11.300	$9.960	$9.280

Total Return(3)	(4.76	)%(4)	31.19%	0.41%	15.54%	9.15%	20.00	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,976		$11,204	$7,438	$8,692	$4,550	$608
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25	%(6)	1.25%	1.25%	1.29%	1.40%	1.40	%(6)
Net investment income	1.64	%(6)	1.29%	1.05%	1.10%	0.98%	1.36	%(6)
Portfolio Turnover	22	%(4)	31%	22%	33%	22%	34	%(7)

(1)	For the period from the commencement of operations, June 9, 2010, to December 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator subsidized certain operating expenses (equal to 0.29%, 0.30%, 0.27%, 0.24%, 1.28% and 4.54% of average daily net assets for the six months ended June 30, 2015, the years ended December 31, 2014, 2013, 2012 and 2011, and the period ended December 31, 2010, respectively). Absent this subsidy, total return would be lower.

(6)	Annualized.

(7)	For the year ended December 31, 2010.

10	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$14.030		$11.100	$11.300	$9.960	$9.270	$7.360

Income (Loss) From Operations
Net investment income(1)	$0.131		$0.182	$0.151	$0.149	$0.102	$0.094
Net realized and unrealized gain (loss)	(0.748)		3.258	(0.060)	1.421	0.774	1.967

Total income (loss) from operations	$(0.617)		$3.440	$0.091	$1.570	$0.876	$2.061

Less Distributions
From net investment income	$(0.136)		$(0.296)	$(0.147)	$(0.157)	$(0.102)	$(0.077)
From net realized gain	(0.477)		(0.214)	(0.144)	(0.073)	—	—
Tax return of capital	—		—	—	—	(0.084)	(0.074)

Total distributions	$(0.613)		$(0.510)	$(0.291)	$(0.230)	$(0.186)	$(0.151)

Net asset value — End of period	$12.800		$14.030	$11.100	$11.300	$9.960	$9.270

Total Return(2)	(4.65	)%(3)	31.40%	0.76%	15.81%	9.50%	28.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,652		$22,115	$18,955	$22,728	$5,498	$3,604
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.00	%(5)	1.00%	1.00%	1.04%	1.15%	1.15%
Net investment income	1.84	%(5)	1.43%	1.29%	1.35%	1.05%	1.10%
Portfolio Turnover	22	%(3)	31%	22%	33%	22%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The administrator subsidized certain operating expenses (equal to 0.29%, 0.30%, 0.27%, 0.24%, 1.28% and 4.54% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Real Estate Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

12

Eaton Vance

Real Estate Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least quarterly distributions of substantially all of the distributions it receives from its REIT investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made at least annually. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,755,520

Gross unrealized appreciation	$5,986,054
Gross unrealized depreciation	(112,512)

Net unrealized appreciation	$5,873,542

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2015, the Fund’s investment adviser fee amounted to $110,016. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2015, the administration fee amounted to $25,388. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2016. Pursuant to this agreement, EVM was allocated $49,647 of the Fund’s operating expenses for the six months ended June 30, 2015. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $832 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,218 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

13

Eaton Vance

Real Estate Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $14,621 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $7,190,564 and $12,217,815, respectively, for the six months ended June 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	127,660	252,065
Issued to shareholders electing to receive payments of distributions in Fund shares	35,004	26,818
Redemptions	(181,977)	(150,735)

Net increase (decrease)	(19,313)	128,148

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	394,300	366,982
Issued to shareholders electing to receive payments of distributions in Fund shares	55,339	59,121
Redemptions	(803,055)	(558,415)

Net decrease	(353,416)	(132,312)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

14

Eaton Vance

Real Estate Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

9  Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities issued by real estate companies such as REITs and other real estate related investments. There are certain additional risks involved in investing in real estate related investments. The value of the Fund’s shares may fluctuate more than the shares of a fund not concentrated in real estate industries due to, but not limited to, real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$25,236,077	*	$—	$—	$25,236,077
Short-Term Investments	—		392,985	—	392,985

Total Investments	$25,236,077		$392,985	$—	$25,629,062

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

Real Estate Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance

Real Estate Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Real Estate Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

17

Eaton Vance

Real Estate Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2014 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

18

Eaton Vance

Real Estate Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Real Estate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Real Estate Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7749    6.30.15

Eaton Vance

Small-Cap Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Eaton Vance

Small-Cap Fund

June 30, 2015

Performance1,2

Portfolio Managers Nancy B. Tooke, CFA (lead portfolio manager), Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/02/1997	01/02/1997	7.83%	7.66%	15.38%	10.09%
Class A with 5.75% Maximum Sales Charge	—	—	1.66	1.49	14.03	9.43
Class B at NAV	05/07/2002	01/02/1997	7.42	6.88	14.51	9.27
Class B with 5% Maximum Sales Charge	—	—	2.51	2.91	14.28	9.27
Class C at NAV	05/03/2002	01/02/1997	7.39	6.84	14.51	9.27
Class C with 1% Maximum Sales Charge	—	—	6.41	6.06	14.51	9.27
Class I at NAV	09/02/2008	01/02/1997	7.96	7.91	15.66	10.58
Class R at NAV	08/03/2009	01/02/1997	7.70	7.41	15.10	9.92
Russell 2000 Index	—	—	4.75%	6.49%	17.07%	8.40%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.39%	2.14%	2.14%	1.13%	1.63%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)[4]

Pinnacle Foods, Inc.	2.8%
Cytec Industries, Inc.	2.4
Mentor Graphics Corp.	2.4
Lazard, Ltd., Class A	2.4
NN, Inc.	2.2
Signature Bank	2.2
ServiceMaster Global Holdings, Inc.	2.2
Euronet Worldwide, Inc.	2.2
PacWest Bancorp	2.2
Balchem Corp.	2.1
Total	23.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Small-Cap Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I and Class R is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Small-Cap Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,078.30	$7.47	1.45%
Class B	$1,000.00	$1,074.20	$11.31	2.20%
Class C	$1,000.00	$1,073.90	$11.26	2.19%
Class I	$1,000.00	$1,079.60	$6.19	1.20%
Class R	$1,000.00	$1,077.00	$8.70	1.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	1.45%
Class B	$1,000.00	$1,013.90	$10.99	2.20%
Class C	$1,000.00	$1,013.90	$10.94	2.19%
Class I	$1,000.00	$1,018.80	$6.01	1.20%
Class R	$1,000.00	$1,016.40	$8.45	1.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

4

Eaton Vance

Small-Cap Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value

Banks — 9.7%
Bank of the Ozarks, Inc.	12,300	$562,725
BankUnited, Inc.	59,420	2,134,961
Cathay General Bancorp	18,010	584,424
Eagle Bancorp, Inc.(1)	9,360	411,466
FCB Financial Holdings, Inc., Class A(1)	13,260	421,668
PacWest Bancorp	53,430	2,498,387
PrivateBancorp, Inc.	47,920	1,908,174
Signature Bank(1)	17,200	2,517,908

		$11,039,713

Biotechnology — 1.6%
AMAG Pharmaceuticals, Inc.(1)	25,870	$1,786,582

		$1,786,582

Building Products — 1.4%
Armstrong World Industries, Inc.(1)	30,790	$1,640,491

		$1,640,491

Capital Markets — 2.4%
Lazard, Ltd., Class A	47,870	$2,692,209

		$2,692,209

Chemicals — 4.5%
Balchem Corp.	43,120	$2,402,646
Cytec Industries, Inc.	44,850	2,714,771

		$5,117,417

Commercial Services & Supplies — 3.1%
Interface, Inc.	91,520	$2,292,576
Team, Inc.(1)	29,920	1,204,280

		$3,496,856

Communications Equipment — 1.6%
Infinera Corp.(1)	87,750	$1,840,995

		$1,840,995

Diversified Consumer Services — 2.2%
ServiceMaster Global Holdings, Inc.(1)	69,520	$2,514,538

		$2,514,538

Security	Shares	Value

Electrical Equipment — 1.6%
Generac Holdings, Inc.(1)	45,885	$1,823,929

		$1,823,929

Electronic Equipment, Instruments & Components — 5.2%
Belden, Inc.	28,610	$2,323,990
FEI Co.	26,060	2,161,156
National Instruments Corp.	47,000	1,384,620

		$5,869,766

Food Products — 2.8%
Pinnacle Foods, Inc.	68,890	$3,137,251

		$3,137,251

Health Care Equipment & Supplies — 11.1%
Alere, Inc.(1)	40,220	$2,121,605
Analogic Corp.	13,440	1,060,416
Glaukos Corp.(1)	12,275	355,729
Hill-Rom Holdings, Inc.	30,930	1,680,427
ICU Medical, Inc.(1)	22,350	2,138,001
Integra LifeSciences Holdings Corp.(1)	19,170	1,291,483
West Pharmaceutical Services, Inc.	38,730	2,249,438
Wright Medical Group, Inc.(1)	64,830	1,702,436

		$12,599,535

Health Care Providers & Services — 1.8%
AmSurg Corp.(1)	28,675	$2,005,816

		$2,005,816

Hotels, Restaurants & Leisure — 2.1%
ClubCorp Holdings, Inc.	37,900	$905,052
Krispy Kreme Doughnuts, Inc.(1)	75,000	1,444,500

		$2,349,552

Household Durables — 1.8%
Tempur Sealy International, Inc.(1)	31,980	$2,107,482

		$2,107,482

Household Products — 1.9%
Church & Dwight Co., Inc.	27,400	$2,222,962

		$2,222,962

5	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 1.4%
NextEra Energy Partners LP	40,474	$1,603,580

		$1,603,580

Insurance — 4.7%
HCC Insurance Holdings, Inc.	30,490	$2,342,852
Horace Mann Educators Corp.	47,290	1,720,410
Stewart Information Services Corp.	33,190	1,320,962

		$5,384,224

IT Services — 4.0%
Black Knight Financial Services, Inc., Class A(1)	8,741	$269,835
Cardtronics, Inc.(1)	48,140	1,783,587
Euronet Worldwide, Inc.(1)	40,710	2,511,807

		$4,565,229

Leisure Products — 1.5%
Vista Outdoor, Inc.(1)	38,180	$1,714,282

		$1,714,282

Life Sciences Tools & Services — 1.3%
Cambrex Corp.(1)	33,650	$1,478,581

		$1,478,581

Machinery — 4.9%
Greenbrier Cos., Inc. (The)	25,270	$1,183,900
NN, Inc.	98,766	2,520,508
RBC Bearings, Inc.(1)	26,950	1,933,932

		$5,638,340

Metals & Mining — 2.0%
Compass Minerals International, Inc.	27,240	$2,237,494

		$2,237,494

Multiline Retail — 1.9%
Big Lots, Inc.	18,600	$836,814
Tuesday Morning Corp.(1)	122,050	1,374,893

		$2,211,707

Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy, Inc.(1)	14,710	$1,108,840
Gulfport Energy Corp.(1)	29,980	1,206,695
PDC Energy, Inc.(1)	27,880	1,495,483

		$3,811,018

Security	Shares	Value

Real Estate Investment Trusts (REITs) — 2.2%
CubeSmart	73,830	$1,709,903
Terreno Realty Corp.	39,070	769,679

		$2,479,582

Semiconductors & Semiconductor Equipment — 7.2%
Atmel Corp.	89,499	$882,013
Cirrus Logic, Inc.(1)	48,080	1,636,162
Cypress Semiconductor Corp.(1)	174,140	2,047,887
MA-COM Technology Solutions Holdings, Inc.(1)	21,400	818,550
PMC-Sierra, Inc.(1)	126,900	1,086,264
Qorvo, Inc.(1)	21,860	1,754,702

		$8,225,578

Software — 5.5%
Mentor Graphics Corp.	102,490	$2,708,811
Verint Systems, Inc.(1)	36,980	2,246,350
Workiva, Inc.(1)	96,720	1,337,637

		$6,292,798

Specialty Retail — 1.5%
Restoration Hardware Holdings, Inc.(1)	17,983	$1,755,680

		$1,755,680

Thrifts & Mortgage Finance — 1.7%
MGIC Investment Corp.(1)	171,130	$1,947,459

		$1,947,459

Total Common Stocks (identified cost $83,448,569)		$111,590,646

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$2,709	$2,709,162

Total Short-Term Investments (identified cost $2,709,162)		$2,709,162

Total Investments — 100.3% (identified cost $86,157,731)		$114,299,808

Other Assets, Less Liabilities — (0.3)%		$(344,003)

Net Assets — 100.0%		$113,955,805

6	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

7	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $83,448,569)	$111,590,646
Affiliated investment, at value (identified cost, $2,709,162)	2,709,162
Dividends receivable	70,060
Interest receivable from affiliated investment	394
Receivable for Fund shares sold	322,692
Total assets	$114,692,954

Liabilities
Payable for investments purchased	$426,075
Payable for Fund shares redeemed	149,495
Payable to affiliates:
Investment adviser fee	71,040
Administration fee	14,208
Distribution and service fees	17,830
Trustees’ fees	1,548
Accrued expenses	56,953
Total liabilities	$737,149
Net Assets	$113,955,805

Sources of Net Assets
Paid-in capital	$73,282,893
Accumulated net realized gain	12,772,418
Accumulated net investment loss	(241,583)
Net unrealized appreciation	28,142,077
Net Assets	$113,955,805

Class A Shares
Net Assets	$30,936,308
Shares Outstanding	2,039,419
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.17
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.10

Class B Shares
Net Assets	$2,409,885
Shares Outstanding	167,353
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.40

Class C Shares
Net Assets	$11,044,596
Shares Outstanding	804,258
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.73

Class I Shares
Net Assets	$69,267,930
Shares Outstanding	4,293,743
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.13

Class R Shares
Net Assets	$297,086
Shares Outstanding	19,989
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends	$547,040
Interest allocated from affiliated investment	1,997
Expenses allocated from affiliated investment	(173)
Total investment income	$548,864

Expenses
Investment adviser fee	$430,315
Administration fee	86,063
Distribution and service fees
Class A	37,684
Class B	12,496
Class C	54,361
Class R	778
Trustees’ fees and expenses	2,110
Custodian fee	23,967
Transfer and dividend disbursing agent fees	58,451
Legal and accounting services	23,374
Printing and postage	8,951
Registration fees	41,345
Miscellaneous	12,112
Total expenses	$792,007
Deduct —
Reduction of custodian fee	$2
Total expense reductions	$2

Net expenses	$792,005

Net investment loss	$(243,141)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,346,309
Investment transactions allocated from affiliated investment	3
Net realized gain	$13,346,312
Change in unrealized appreciation (depreciation) —
Investments	$(4,366,137)
Net change in unrealized appreciation (depreciation)	$(4,366,137)

Net realized and unrealized gain	$8,980,175

Net increase in net assets from operations	$8,737,034

9	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment loss	$(243,141)	$(644,314)
Net realized gain from investment transactions and disposal of investments in violation of restrictions and net increase from payment by affiliate	13,346,312	42,238,567
Net change in unrealized appreciation (depreciation) from investments	(4,366,137)	(35,951,677)
Net increase in net assets from operations	$8,737,034	$5,642,576
Distributions to shareholders —
From net realized gain
Class A	$(2,542,492)	$(5,240,237)
Class B	(218,347)	(502,389)
Class C	(1,000,002)	(2,077,738)
Class I	(5,356,131)	(12,577,303)
Class R	(23,213)	(58,742)
Total distributions to shareholders	$(9,140,185)	$(20,456,409)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,585,315	$4,126,921
Class B	96,900	121,910
Class C	816,970	1,310,011
Class I	4,133,581	25,393,243
Class R	63,374	177,777
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,423,794	4,982,048
Class B	183,536	411,718
Class C	827,848	1,709,103
Class I	5,096,135	11,020,734
Class R	23,213	58,742
Cost of shares redeemed
Class A	(4,439,784)	(12,901,148)
Class B	(305,826)	(975,251)
Class C	(1,268,364)	(4,154,225)
Class I	(14,583,489)	(124,672,769)
Class R	(92,852)	(86,535)
Net asset value of shares exchanged
Class A	93,508	387,377
Class B	(93,508)	(387,377)
Net decrease in net assets from Fund share transactions	$(3,439,649)	$(93,477,721)

Net decrease in net assets	$(3,842,800)	$(108,291,554)

Net Assets
At beginning of period	$117,798,605	$226,090,159
At end of period	$113,955,805	$117,798,605

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(241,583)	$1,558

10	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013	2012		2011	2010
Net asset value — Beginning of period	$15.320		$18.040		$14.170	$13.550		$14.390	$11.520

Income (Loss) From Operations
Net investment loss(1)	$(0.038)		$(0.078)		$(0.084)	$(0.008)		$(0.124)	$(0.130)
Net realized and unrealized gain (loss)	1.240		0.618		5.031	1.611		(0.716)	3.000

Total income (loss) from operations	$1.202		$0.540		$4.947	$1.603		$(0.840)	$2.870

Less Distributions
From net investment income	$—		$—		$(0.008)	$(0.124)		$—	$—
From net realized gain	(1.352)		(3.260)		(1.069)	(0.859)		—	—

Total distributions	$(1.352)		$(3.260)		$(1.077)	$(0.983)		$—	$—

Net asset value — End of period	$15.170		$15.320		$18.040	$14.170		$13.550	$14.390

Total Return(2)	7.83	%(3)	3.77	%(4)	35.25%	11.85%		(5.84)%	24.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,936		$29,536		$37,128	$32,126		$44,565	$64,271
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.45	%(7)	1.39%		1.36%	1.40%		1.48%	1.50	%(8)
Net investment loss	(0.49	)%(7)	(0.44)%		(0.51)%	(0.06)%		(0.87)%	(1.07)%
Portfolio Turnover of the Portfolio(9)	—		—		—	31	%(3)	85%	96%
Portfolio Turnover of the Fund	33	%(3)	66%		44%	31	%(3)(10)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The administrator of the Fund subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended December 31, 2010). Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013	2012		2011	2010
Net asset value — Beginning of period	$14.660		$17.530		$13.900	$13.300		$14.230	$11.480

Income (Loss) From Operations
Net investment loss(1)	$(0.093)		$(0.206)		$(0.201)	$(0.111)		$(0.226)	$(0.221)
Net realized and unrealized gain (loss)	1.185		0.596		4.908	1.574		(0.704)	2.971

Total income (loss) from operations	$1.092		$0.390		$4.707	$1.463		$(0.930)	$2.750

Less Distributions
From net investment income	$—		$—		$(0.008)	$(0.004)		$—	$—
From net realized gain	(1.352)		(3.260)		(1.069)	(0.859)		—	—

Total distributions	$(1.352)		$(3.260)		$(1.077)	$(0.863)		$—	$—

Net asset value — End of period	$14.400		$14.660		$17.530	$13.900		$13.300	$14.230

Total Return(2)	7.42	%(3)	3.02	%(4)	34.20%	11.00%		(6.54)%	23.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,410		$2,563		$3,832	$3,421		$4,724	$5,104
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.20	%(7)	2.14%		2.11%	2.16%		2.23%	2.25	%(8)
Net investment loss	(1.24	)%(7)	(1.19)%		(1.25)%	(0.81)%		(1.61)%	(1.82)%
Portfolio Turnover of the Portfolio(9)	—		—		—	31	%(3)	85%	96%
Portfolio Turnover of the Fund	33	%(3)	66%		44%	31	%(3)(10)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The administrator of the Fund subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended December 31, 2010). Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013	2012		2011	2010
Net asset value — Beginning of period	$14.040		$16.930		$13.450	$12.900		$13.800	$11.140

Income (Loss) From Operations
Net investment loss(1)	$(0.088)		$(0.198)		$(0.195)	$(0.107)		$(0.221)	$(0.213)
Net realized and unrealized gain (loss)	1.130		0.568		4.752	1.530		(0.679)	2.873

Total income (loss) from operations	$1.042		$0.370		$4.557	$1.423		$(0.900)	$2.660

Less Distributions
From net investment income	$—		$—		$(0.008)	$(0.014)		$—	$—
From net realized gain	(1.352)		(3.260)		(1.069)	(0.859)		—	—

Total distributions	$(1.352)		$(3.260)		$(1.077)	$(0.873)		$—	$—

Net asset value — End of period	$13.730		$14.040		$16.930	$13.450		$12.900	$13.800

Total Return(2)	7.39	%(3)	3.02	%(4)	34.24%	11.03%		(6.52)%	23.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,045		$10,883		$13,806	$11,099		$13,663	$17,986
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.19	%(7)	2.14%		2.11%	2.16%		2.23%	2.25	%(8)
Net investment loss	(1.24	)%(7)	(1.18)%		(1.25)%	(0.80)%		(1.62)%	(1.81)%
Portfolio Turnover of the Portfolio(9)	—		—		—	31	%(3)	85%	96%
Portfolio Turnover of the Fund	33	%(3)	66%		44%	31	%(3)(10)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The administrator of the Fund subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended December 31, 2010). Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013	2012		2011	2010
Net asset value — Beginning of period	$16.190		$18.840		$14.720	$14.050		$14.880	$11.890

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.020)		$(0.040)		$(0.036)	$0.030		$(0.088)	$(0.101)
Net realized and unrealized gain (loss)	1.312		0.650		5.233	1.665		(0.742)	3.091

Total income (loss) from operations	$1.292		$0.610		$5.197	$1.695		$(0.830)	$2.990

Less Distributions
From net investment income	$—		$—		$(0.008)	$(0.166)		$—	$—
From net realized gain	(1.352)		(3.260)		(1.069)	(0.859)		—	—

Total distributions	$(1.352)		$(3.260)		$(1.077)	$(1.025)		$—	$—

Net asset value — End of period	$16.130		$16.190		$18.840	$14.720		$14.050	$14.880

Total Return(2)	7.96	%(3)	3.99	%(4)	35.63%	12.08%		(5.58)%	25.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,268		$74,510		$171,120	$131,456		$100,509	$94,817
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.20	%(7)	1.13%		1.12%	1.15%		1.23%	1.25	%(8)
Net investment income (loss)	(0.24	)%(7)	(0.22)%		(0.21)%	0.21%		(0.60)%	(0.80)%
Portfolio Turnover of the Portfolio(9)	—		—		—	31	%(3)	85%	96%
Portfolio Turnover of the Fund	33	%(3)	66%		44%	31	%(3)(10)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The administrator of the Fund subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended December 31, 2010). Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Financial Highlights — continued

	Class R
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013	2012		2011	2010
Net asset value — Beginning of period	$15.050		$17.820		$14.040	$13.460		$14.330	$11.510

Income (Loss) From Operations
Net investment loss(1)	$(0.057)		$(0.111)		$(0.110)	$(0.027)		$(0.159)	$(0.157)
Net realized and unrealized gain (loss)	1.219		0.601		4.967	1.584		(0.711)	2.977

Total income (loss) from operations	$1.162		$0.490		$4.857	$1.557		$(0.870)	$2.820

Less Distributions
From net investment income	$—		$—		$(0.008)	$(0.118)		$—	$—
From net realized gain	(1.352)		(3.260)		(1.069)	(0.859)		—	—

Total distributions	$(1.352)		$(3.260)		$(1.077)	$(0.977)		$—	$—

Net asset value — End of period	$14.860		$15.050		$17.820	$14.040		$13.460	$14.330

Total Return(2)	7.70	%(3)	3.54	%(4)	34.93%	11.58%		(6.07)%	24.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$297		$305		$205	$65		$37	$50
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.69	%(7)	1.63%		1.61%	1.65%		1.73%	1.75	%(8)
Net investment loss	(0.75	)%(7)	(0.63)%		(0.66)%	(0.19)%		(1.12)%	(1.28)%
Portfolio Turnover of the Portfolio(9)	—		—		—	31	%(3)	85%	96%
Portfolio Turnover of the Fund	33	%(3)	66%		44%	31	%(3)(10)	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended December 31, 2014, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2014.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	The administrator of the Fund subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended December 31, 2010). Absent this subsidy, total return would be lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Small-Cap Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

16

Eaton Vance

Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund had a net capital loss of $252,764 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$86,476,957

Gross unrealized appreciation	$29,194,894
Gross unrealized depreciation	(1,372,043)

Net unrealized appreciation	$27,822,851

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2015, the Fund’s investment adviser fee amounted to $430,315 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2015, the administration fee amounted to $86,063.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $4,512 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,152 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

17

Eaton Vance

Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $37,684 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $9,372 and $40,771 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $389 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $3,124, $13,590 and $389 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2015, the Fund was informed that EVD received approximately $100, $1,000 and less than $100 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $37,593,547 and $50,033,667, respectively, for the six months ended June 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	226,573	234,609
Issued to shareholders electing to receive payments of distributions in Fund shares	159,460	339,146
Redemptions	(280,765)	(725,727)
Exchange from Class B shares	5,813	21,789

Net increase (decrease)	111,081	(130,183)

18

Eaton Vance

Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	6,560	8,006
Issued to shareholders electing to receive payments of distributions in Fund shares	12,701	29,283
Redemptions	(20,705)	(58,452)
Exchange to Class A shares	(6,096)	(22,538)

Net decrease	(7,540)	(43,701)

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	57,043	83,123
Issued to shareholders electing to receive payments of distributions in Fund shares	60,076	126,976
Redemptions	(88,272)	(250,237)

Net increase (decrease)	28,847	(40,138)

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	250,179	1,367,311
Issued to shareholders electing to receive payments of distributions in Fund shares	315,160	710,099
Redemptions	(873,885)	(6,559,535)

Net decrease	(308,546)	(4,482,125)

Class R	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	4,129	9,970
Issued to shareholders electing to receive payments of distributions in Fund shares	1,558	4,071
Redemptions	(5,984)	(5,238)

Net increase (decrease)	(297)	8,803

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

19

Eaton Vance

Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$111,590,646	*	$—	$—	$111,590,646
Short-Term Investments	—		2,709,162	—	2,709,162

Total Investments	$111,590,646		$2,709,162	$—	$114,299,808

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Small-Cap Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

21

Eaton Vance

Small-Cap Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Small-Cap Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

22

Eaton Vance

Small-Cap Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, including the Fund’s focus on higher quality small capitalization companies. In addition, the Board considered the actions the Adviser has been taking to improve performance, including changes in the equity group’s leadership, portfolio management and analysts staffing. The Board concluded that it was appropriate to allow additional time to evaluate the effectiveness of those actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

23

Eaton Vance

Small-Cap Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7699    6.30.15

Eaton Vance

Global Small-Cap Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Global Small-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Performance1,2

Portfolio Managers Aidan M. Farrell and Patrick J. O’Brien

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/28/2002	06/28/2002	–1.05%	–2.54%	12.03%	6.49%
Class A with 5.75% Maximum Sales Charge	—	—	–6.72	–8.13	10.70	5.86
Class B at NAV	07/09/2002	07/09/2002	–1.45	–3.27	11.20	5.69
Class B with 5% Maximum Sales Charge	—	—	–6.38	–7.86	10.93	5.69
Class C at NAV	07/03/2002	07/03/2002	–1.45	–3.28	11.19	5.69
Class C with 1% Maximum Sales Charge	—	—	–2.44	–4.20	11.19	5.69
Class I at NAV	10/01/2009	06/28/2002	–0.92	–2.28	12.31	6.64
Russell 2000 Value Index	—	—	0.76%	0.78%	14.80%	6.87%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			1.75%	2.50%	2.50%	1.50%
Net			1.45	2.20	2.20	1.20

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Eagle Bancorp, Inc.	2.4%
ConnectOne Bancorp, Inc.	2.3
Prestige Brands Holdings, Inc.	2.3
Teleflex, Inc.	2.2
Inventure Foods, Inc.	2.2
Orchids Paper Products Co.	2.1
LaSalle Hotel Properties	2.0
AptarGroup, Inc.	2.0
First Business Financial Services, Inc.	2.0
FTD Cos., Inc.	2.0

Total	21.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/16. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

As described in a summary prospectus supplement mailed to shareholders in May 2015, the Fund’s name was recently changed to Eaton Vance Global Small-Cap Fund. In connection with this change, the Fund no longer follows a value investment strategy and invests globally. In addition, the definition of a small- cap company was changed to be those companies with market capitalizations within the range of companies included in the MSCI World Small-Cap Index. Aidan M. Farrell joined Patrick J. O’Brien as a portfolio manager on the Fund.

3

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$989.50	$7.15	**	1.45%
Class B	$1,000.00	$985.50	$10.83	**	2.20%
Class C	$1,000.00	$985.50	$10.83	**	2.20%
Class I	$1,000.00	$990.80	$5.92	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	**	1.45%
Class B	$1,000.00	$1,013.90	$10.99	**	2.20%
Class C	$1,000.00	$1,013.90	$10.99	**	2.20%
Class I	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Aerospace & Defense — 1.3%
Ducommun, Inc.(1)	19,987	$513,066

		$513,066

Auto Components — 1.7%
Dana Holding Corp.	33,387	$687,104

		$687,104

Banks — 15.4%
1st Source Corp.	13,892	$473,995
Ameris Bancorp	25,535	645,780
Bridge Capital Holdings(1)	15,941	475,042
ConnectOne Bancorp, Inc.	42,749	920,386
Eagle Bancorp, Inc.(1)	21,572	948,305
First Business Financial Services, Inc.	16,956	794,897
German American Bancorp, Inc.	11,074	326,129
Peoples Bancorp, Inc.	27,604	644,278
South State Corp.	6,673	507,081
Yadkin Financial Corp.(1)	16,612	348,022

		$6,083,915

Biotechnology — 0.7%
AMAG Pharmaceuticals, Inc.(1)	4,200	$290,052

		$290,052

Building Products — 1.1%
A.O. Smith Corp.	5,828	$419,499

		$419,499

Chemicals — 2.2%
Calgon Carbon Corp.	19,449	$376,922
Innophos Holdings, Inc.	9,215	485,077

		$861,999

Construction & Engineering — 1.8%
EMCOR Group, Inc.	15,058	$719,321

		$719,321

Containers & Packaging — 2.0%
AptarGroup, Inc.	12,487	$796,296

		$796,296

Security	Shares	Value

Distributors — 1.5%
Core-Mark Holding Co., Inc.	9,802	$580,769

		$580,769

Electric Utilities — 2.5%
Otter Tail Corp.	16,650	$442,890
Portland General Electric Co.	16,684	553,241

		$996,131

Energy Equipment & Services — 1.3%
Basic Energy Services, Inc.(1)	67,180	$507,209

		$507,209

Food Products — 3.6%
Darling Ingredients, Inc.(1)	36,465	$534,577
Inventure Foods, Inc.(1)	86,220	875,133

		$1,409,710

Health Care Equipment & Supplies — 6.5%
Alere, Inc.(1)	5,850	$308,587
Analogic Corp.	9,612	758,387
Hill-Rom Holdings, Inc.	5,400	293,382
ICU Medical, Inc.(1)	3,150	301,329
Teleflex, Inc.	6,524	883,676

		$2,545,361

Health Care Providers & Services — 0.8%
AmSurg Corp.(1)	4,200	$293,790

		$293,790

Hotels, Restaurants & Leisure — 2.6%
Bloomin’ Brands, Inc.	34,980	$746,823
Cedar Fair, L.P.	5,301	288,851

		$1,035,674

Household Durables — 1.3%
NVR, Inc.(1)	368	$493,120

		$493,120

Household Products — 2.1%
Orchids Paper Products Co.	33,760	$812,603

		$812,603

5	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 3.2%
Federated National Holding Co.	31,102	$752,668
James River Group Holdings, Ltd.	20,240	523,609

		$1,276,277

Internet & Catalog Retail — 2.0%
FTD Cos., Inc.(1)	27,720	$781,427

		$781,427

IT Services — 3.2%
MAXIMUS, Inc.	9,414	$618,782
Vantiv, Inc., Class A(1)	7,779	297,080
VeriFone Systems, Inc.(1)	10,513	357,022

		$1,272,884

Leisure Products — 0.6%
Vista Outdoor, Inc.(1)	5,420	$243,358

		$243,358

Machinery — 5.6%
American Railcar Industries, Inc.	9,178	$446,418
Barnes Group, Inc.	15,894	619,707
Crane Co.	10,146	595,875
EnPro Industries, Inc.	9,868	564,647

		$2,226,647

Media — 1.9%
Carmike Cinemas, Inc.(1)	13,539	$359,325
Time, Inc.	17,521	403,158

		$762,483

Oil, Gas & Consumable Fuels — 2.7%
Carrizo Oil & Gas, Inc.(1)	10,320	$508,157
Diamondback Energy, Inc.(1)	7,600	572,888

		$1,081,045

Pharmaceuticals — 2.3%
Prestige Brands Holdings, Inc.(1)	19,724	$912,038

		$912,038

Real Estate Investment Trusts (REITs) — 12.5%
Acadia Realty Trust	9,903	$288,276
CubeSmart	12,982	300,663
DCT Industrial Trust, Inc.	9,249	290,788

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett, Inc.	10,773	$290,225
EastGroup Properties, Inc.	5,365	301,674
Education Realty Trust, Inc.	9,344	293,028
Essex Property Trust, Inc.	1,385	294,312
Highwoods Properties, Inc.	7,265	290,237
LaSalle Hotel Properties	22,604	801,538
Pebblebrook Hotel Trust	13,819	592,559
Post Properties, Inc.	5,434	295,447
PS Business Parks, Inc.	7,156	516,305
Redwood Trust, Inc.	24,778	389,015

		$4,944,067

Road & Rail — 2.3%
Covenant Transportation Group, Inc., Class A(1)	20,017	$501,626
Saia, Inc.(1)	9,846	386,849

		$888,475

Semiconductors & Semiconductor Equipment — 6.5%
Cirrus Logic, Inc.(1)	3,811	$129,688
Cypress Semiconductor Corp.(1)	10,409	122,410
Entegris, Inc.(1)	43,230	629,861
MA-COM Technology Solutions Holdings, Inc.(1)	3,299	126,187
Photronics, Inc.(1)	66,621	633,566
Silicon Motion Technology Corp. ADR	17,630	610,174
Synaptics, Inc.(1)	3,401	294,986

		$2,546,872

Software — 1.8%
NICE Systems, Ltd. ADR	11,435	$727,152

		$727,152

Specialty Retail — 2.9%
CST Brands, Inc.	16,510	$644,881
Penske Automotive Group, Inc.	9,694	505,154

		$1,150,035

Thrifts & Mortgage Finance — 1.4%
First Defiance Financial Corp.	14,939	$560,661

		$560,661

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	9,508	$376,992

		$376,992

6	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 0.7%
US Cellular Corp.(1)	7,790	$293,449

		$293,449

Total Common Stocks (identified cost $31,741,927)		$39,089,481

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$342	$342,340

Total Short-Term Investments (identified cost $342,340)		$342,340

Total Investments — 99.9% (identified cost $32,084,267)		$39,431,821

Other Assets, Less Liabilities — 0.1%		$49,450

Net Assets — 100.0%		$39,481,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

7	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $31,741,927)	$39,089,481
Affiliated investment, at value (identified cost, $342,340)	342,340
Dividends receivable	36,606
Interest receivable from affiliated investment	57
Receivable for investments sold	1,924,331
Receivable for Fund shares sold	4,320
Receivable from affiliates	5,972
Total assets	$41,403,107

Liabilities
Payable for investments purchased	$1,802,353
Payable for Fund shares redeemed	51,942
Payable to affiliates:
Investment adviser fee	24,897
Administration fee	4,979
Distribution and service fees	12,020
Trustees’ fees	645
Accrued expenses	25,000
Total liabilities	$1,921,836
Net Assets	$39,481,271

Sources of Net Assets
Paid-in capital	$28,431,216
Accumulated net realized gain	3,760,048
Accumulated net investment loss	(57,547)
Net unrealized appreciation	7,347,554
Net Assets	$39,481,271

Class A Shares
Net Assets	$17,988,708
Shares Outstanding	1,061,935
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.94
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.97

Class B Shares
Net Assets	$1,313,151
Shares Outstanding	83,896
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.65

Class C Shares
Net Assets	$8,449,730
Shares Outstanding	541,955
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.59

Class I Shares
Net Assets	$11,729,682
Shares Outstanding	681,309
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.22

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $647)	$259,160
Interest allocated from affiliated investment	786
Expenses allocated from affiliated investment	(79)
Total investment income	$259,867

Expenses
Investment adviser fee	$155,918
Administration fee	31,184
Distribution and service fees
Class A	23,796
Class B	7,513
Class C	43,685
Trustees’ fees and expenses	1,382
Custodian fee	15,714
Transfer and dividend disbursing agent fees	30,581
Legal and accounting services	16,858
Printing and postage	7,412
Registration fees	26,571
Miscellaneous	9,721
Total expenses	$370,335
Deduct —
Allocation of expenses to affiliates	$46,089
Total expense reductions	$46,089

Net expenses	$324,246

Net investment loss	$(64,379)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,933,254
Investment transactions allocated from affiliated investment	2
Net realized gain	$3,933,256
Change in unrealized appreciation (depreciation) —
Investments	$(4,306,221)
Net change in unrealized appreciation (depreciation)	$(4,306,221)

Net realized and unrealized loss	$(372,965)

Net decrease in net assets from operations	$(437,344)

9	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment loss	$(64,379)	$(193,986)
Net realized gain from investment transactions	3,933,256	1,721,974
Net change in unrealized appreciation (depreciation) from investments	(4,306,221)	(416,375)
Net increase (decrease) in net assets from operations	$(437,344)	$1,111,613
Distributions to shareholders —
From net realized gain
Class A	$—	$(903,709)
Class B	—	(81,019)
Class C	—	(433,056)
Class I	—	(569,018)
Total distributions to shareholders	$—	$(1,986,802)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$924,531	$2,356,982
Class B	6,486	71,000
Class C	339,558	1,404,787
Class I	605,159	11,420,786
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	881,522
Class B	—	73,478
Class C	—	357,651
Class I	—	558,893
Cost of shares redeemed
Class A	(2,322,358)	(8,055,952)
Class B	(184,007)	(521,187)
Class C	(781,743)	(2,417,249)
Class I	(1,516,393)	(1,254,650)
Net asset value of shares exchanged
Class A	134,393	293,687
Class B	(134,393)	(293,687)
Net increase (decrease) in net assets from Fund share transactions	$(2,928,767)	$4,876,061

Net increase (decrease) in net assets	$(3,366,111)	$4,000,872

Net Assets
At beginning of period	$42,847,382	$38,846,510
At end of period	$39,481,271	$42,847,382

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(57,547)	$6,832

10	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$17.120		$17.380	$14.230	$14.120	$14.510	$12.320

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.017)		$(0.057)	$(0.053)	$0.020	$(0.012)	$0.003	(2)
Net realized and unrealized gain (loss)	(0.163)		0.608	4.476	1.341	(0.233)	2.187

Total income (loss) from operations	$(0.180)		$0.551	$4.423	$1.361	$(0.245)	$2.190

Less Distributions
From net realized gain	$—		$(0.811)	$(1.273)	$(1.251)	$(0.145)	$—

Total distributions	$—		$(0.811)	$(1.273)	$(1.251)	$(0.145)	$—

Net asset value — End of period	$16.940		$17.120	$17.380	$14.230	$14.120	$14.510

Total Return(3)(4)	(1.05	)%(5)	3.37%	31.47%	9.59%	(1.68)%	17.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,989		$19,438	$24,197	$19,174	$22,099	$25,220
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	1.45	%(7)	1.45%	1.45%	1.45%	1.56%	1.65%
Net investment income (loss)	(0.20	)%(7)	(0.33)%	(0.32)%	0.14%	(0.09)%	0.03	%(2)
Portfolio Turnover	44	%(5)	37%	52%	36%	30%	42%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.17)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.22%, 0.34%, 0.55%, 0.63%, 0.49% and 0.39% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Financial Highlights — continued

	Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$15.880		$16.300	$13.510	$13.560	$14.050	$12.020

Income (Loss) From Operations
Net investment loss(1)	$(0.076)		$(0.178)	$(0.167)	$(0.088)	$(0.117)	$(0.094	)(2)
Net realized and unrealized gain (loss)	(0.154)		0.569	4.230	1.289	(0.228)	2.124

Total income (loss) from operations	$(0.230)		$0.391	$4.063	$1.201	$(0.345)	$2.030

Less Distributions
From net realized gain	$—		$(0.811)	$(1.273)	$(1.251)	$(0.145)	$—

Total distributions	$—		$(0.811)	$(1.273)	$(1.251)	$(0.145)	$—

Net asset value — End of period	$15.650		$15.880	$16.300	$13.510	$13.560	$14.050

Total Return(3)(4)	(1.45	)%(5)	2.61%	30.47%	8.80%	(2.45)%	16.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,313		$1,641	$2,345	$2,041	$2,371	$2,666
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	2.20	%(7)	2.20%	2.20%	2.20%	2.31%	2.40%
Net investment loss	(0.97	)%(7)	(1.08)%	(1.08)%	(0.62)%	(0.84)%	(0.74	)%(2)
Portfolio Turnover	44	%(5)	37%	52%	36%	30%	42%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.22%, 0.34%, 0.55%, 0.63%, 0.49% and 0.39% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$15.820		$16.240	$13.460	$13.520	$14.000	$11.980

Income (Loss) From Operations
Net investment loss(1)	$(0.075)		$(0.175)	$(0.165)	$(0.086)	$(0.115)	$(0.093	)(2)
Net realized and unrealized gain (loss)	(0.155)		0.566	4.218	1.277	(0.220)	2.113

Total income (loss) from operations	$(0.230)		$0.391	$4.053	$1.191	$(0.335)	$2.020

Less Distributions
From net realized gain	$—		$(0.811)	$(1.273)	$(1.251)	$(0.145)	$—

Total distributions	$—		$(0.811)	$(1.273)	$(1.251)	$(0.145)	$—

Net asset value — End of period	$15.590		$15.820	$16.240	$13.460	$13.520	$14.000

Total Return(3)(4)	(1.45	)%(5)	2.62%	30.51%	8.76%	(2.39)%	16.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,450		$9,015	$9,876	$7,911	$8,702	$9,225
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	2.20	%(7)	2.20%	2.20%	2.20%	2.31%	2.40%
Net investment loss	(0.95	)%(7)	(1.07)%	(1.07)%	(0.61)%	(0.83)%	(0.74	)%(2)
Portfolio Turnover	44	%(5)	37%	52%	36%	30%	42%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.22%, 0.34%, 0.55%, 0.63%, 0.49% and 0.39% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014		2013	2012	2011	2010
Net asset value — Beginning of period	$17.380		$17.590		$14.350	$14.190	$14.550	$12.330

Income (Loss) From Operations
Net investment income (loss)(1)	$0.005		$(0.000	)(2)	$(0.010)	$0.061	$0.035	$0.044	(3)
Net realized and unrealized gain (loss)	(0.165)		0.601		4.523	1.350	(0.250)	2.176

Total income (loss) from operations	$(0.160)		$0.601		$4.513	$1.411	$(0.215)	$2.220

Less Distributions
From net realized gain	$—		$(0.811)		$(1.273)	$(1.251)	$(0.145)	$—

Total distributions	$—		$(0.811)		$(1.273)	$(1.251)	$(0.145)	$—

Net asset value — End of period	$17.220		$17.380		$17.590	$14.350	$14.190	$14.550

Total Return(4)(5)	(0.92	)%(6)	3.61%		31.84%	9.89%	(1.47)%	18.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,730		$12,753		$2,428	$1,598	$1,322	$468
Ratios (as a percentage of average daily net assets):
Expenses(5)(7)	1.20	%(8)	1.20%		1.20%	1.20%	1.28%	1.40%
Net investment income (loss)	0.05	%(8)	(0.00	)%(9)	(0.06)%	0.41%	0.24%	0.34	%(3)
Portfolio Turnover	44	%(6)	37%		52%	36%	30%	42%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)

Net investment income per share reflects special dividends which amounted to $0.033 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.09%.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser and administrator subsidized certain operating expenses (equal to 0.22%, 0.34%, 0.55%, 0.63%, 0.49% and 0.39% of average daily net assets for the six months ended June 30, 2015 and the years ended December 31, 2014, 2013, 2012, 2011 and 2010, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Amount is less than (0.005)%.

14	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Small-Cap Fund (formerly, Eaton Vance Small-Cap Value Fund) (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

15

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

G  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund had a net capital loss of $168,406 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,082,237

Gross unrealized appreciation	$8,243,829
Gross unrealized depreciation	(894,245)

Net unrealized appreciation	$7,349,584

3  Investment Adviser and Administration Fees and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR effective March 1, 2014, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. Prior to March 1, 2014, the fee was computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and at reduced rates on net assets of $500 million or more. For the six months ended June 30, 2015, the investment adviser fee amounted to $155,918 or 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2015, the administration fee amounted to $31,184. BMR and EVM have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45%, 2.20%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or

16

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

terminated after April 30, 2016. Pursuant to this agreement, BMR and EVM were allocated $46,089 in total of the Fund’s operating expenses for the six months ended June 30, 2015. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $2,281 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $594 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $23,796 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $5,635 and $32,764 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $1,878 and $10,921 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2015, the Fund was informed that EVD received no CDSCs paid by Class A and approximately $600 and $100 of CDSCs paid by Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $17,897,096 and $21,517,338, respectively, for the six months ended June 30, 2015.

17

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	53,995	134,289
Issued to shareholders electing to receive payments of distributions in Fund shares	—	53,653
Redemptions	(135,239)	(461,248)
Exchange from Class B shares	7,761	16,591

Net decrease	(73,483)	(256,715)

Class B	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	395	4,384
Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,821
Redemptions	(11,508)	(31,932)
Exchange to Class A shares	(8,360)	(17,756)

Net decrease	(19,473)	(40,483)

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	21,504	86,843
Issued to shareholders electing to receive payments of distributions in Fund shares	—	23,561
Redemptions	(49,563)	(148,504)

Net decrease	(28,059)	(38,100)

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	34,484	632,492
Issued to shareholders electing to receive payments of distributions in Fund shares	—	33,527
Redemptions	(87,034)	(70,225)

Net increase (decrease)	(52,550)	595,794

18

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$39,089,481	*	$—	$—	$39,089,481
Short-Term Investments	—		342,340	—	342,340

Total Investments	$39,089,481		$342,340	$—	$39,431,821

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Name Change

Effective July 6, 2015, the name of Eaton Vance Global Small-Cap Fund was changed from Eaton Vance Small-Cap Value Fund. In connection with its name change, the Fund also changed its investment strategy to no longer follow a value investment strategy, to invest globally and to invest at least 80% of its net assets in small-cap companies defined as companies with market capitalizations within the range of companies included in the MSCI World Small-Cap Index.

19

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Small-Cap Fund (formerly Eaton Vance Small-Cap Value Fund) (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

22

Eaton Vance

Global Small-Cap Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Global Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Small-Cap Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7723    6.30.15

Eaton Vance

Special Equities Fund

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2015

Eaton Vance

Special Equities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Eaton Vance

Special Equities Fund

June 30, 2015

Performance1,2

Portfolio Managers Nancy B. Tooke, CFA (lead portfolio manager), Michael D. McLean, CFA and J. Griffith Noble, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/22/1968	04/22/1968	7.79%	6.19%	14.01%	8.92%
Class A with 5.75% Maximum Sales Charge	—	—	1.59	0.08	12.67	8.28
Class C at NAV	11/17/1994	04/22/1968	7.34	5.34	13.14	8.11
Class C with 1% Maximum Sales Charge	—	—	6.34	4.34	13.14	8.11
Class I at NAV	07/29/2011	04/22/1968	7.94	6.44	14.25	9.03
Russell 2500 Index	—	—	4.81%	5.92%	17.84%	9.09%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.31%	2.06%	1.06%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)[4]

Pinnacle Foods, Inc.	2.7%
Lazard, Ltd., Class A	2.4
Mentor Graphics Corp.	2.3
Cytec Industries, Inc.	2.1
ServiceMaster Global Holdings, Inc.	2.1
Alere, Inc.	2.1
SVB Financial Group	2.1
Belden, Inc.	2.0
PacWest Bancorp	2.0
HCC Insurance Holdings, Inc.	2.0
Total	21.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Special Equities Fund

June 30, 2015

Endnotes and Additional Disclosures

[1]

Russell 2500 Index is an unmanaged index of approximately 2,500 small- and midcap U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Special Equities Fund

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,077.90	$6.85	1.33%
Class C	$1,000.00	$1,073.40	$10.69	2.08%
Class I	$1,000.00	$1,079.40	$5.57	1.08%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.66	1.33%
Class C	$1,000.00	$1,014.50	$10.39	2.08%
Class I	$1,000.00	$1,019.40	$5.41	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014.

4

Eaton Vance

Special Equities Fund

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Banks — 10.8%
BankUnited, Inc.	22,630	$813,096
East West Bancorp, Inc.	8,680	389,038
First Republic Bank	6,150	387,635
PacWest Bancorp	21,520	1,006,275
PrivateBancorp, Inc.	21,360	850,555
Signature Bank(1)	6,420	939,824
SVB Financial Group(1)	7,225	1,040,255

		$5,426,678

Biotechnology — 1.6%
AMAG Pharmaceuticals, Inc.(1)	11,440	$790,046

		$790,046

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	14,440	$769,363

		$769,363

Capital Markets — 3.9%
Affiliated Managers Group, Inc.(1)	3,600	$786,960
Lazard, Ltd., Class A	20,970	1,179,353

		$1,966,313

Chemicals — 3.8%
Balchem Corp.	14,500	$807,940
Cytec Industries, Inc.	17,670	1,069,565

		$1,877,505

Commercial Services & Supplies — 1.7%
Interface, Inc.	34,660	$868,233

		$868,233

Communications Equipment — 1.6%
Infinera Corp.(1)	37,970	$796,611

		$796,611

Construction & Engineering — 1.7%
Quanta Services, Inc.(1)	29,000	$835,780

		$835,780

Security	Shares	Value

Diversified Consumer Services — 2.1%
ServiceMaster Global Holdings, Inc.(1)	29,120	$1,053,270

		$1,053,270

Electrical Equipment — 3.1%
AMETEK, Inc.	14,025	$768,289
Generac Holdings, Inc.(1)	19,240	764,790

		$1,533,079

Electronic Equipment, Instruments & Components — 5.2%
Belden, Inc.	12,620	$1,025,123
FEI Co.	11,310	937,938
National Instruments Corp.	22,430	660,788

		$2,623,849

Food Products — 2.7%
Pinnacle Foods, Inc.	29,690	$1,352,083

		$1,352,083

Health Care Equipment & Supplies — 11.3%
Alere, Inc.(1)	19,790	$1,043,922
Bard (C.R.), Inc.	4,400	751,080
Glaukos Corp.(1)	5,407	156,695
Hill-Rom Holdings, Inc.	13,620	739,975
ICU Medical, Inc.(1)	8,100	774,846
Integra LifeSciences Holdings Corp.(1)	8,270	557,150
Teleflex, Inc.	6,290	851,980
West Pharmaceutical Services, Inc.	13,460	781,757

		$5,657,405

Health Care Providers & Services — 1.5%
AmSurg Corp.(1)	10,870	$760,357

		$760,357

Hotels, Restaurants & Leisure — 0.8%
ClubCorp Holdings, Inc.	16,750	$399,990

		$399,990

Household Durables — 1.9%
Tempur Sealy International, Inc.(1)	14,170	$933,803

		$933,803

5	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 1.9%
Church & Dwight Co., Inc.	12,000	$973,560

		$973,560

Independent Power and Renewable Electricity Producers — 1.4%
NextEra Energy Partners LP	17,841	$706,860

		$706,860

Insurance — 4.2%
HCC Insurance Holdings, Inc.	13,040	$1,001,994
Horace Mann Educators Corp.	20,650	751,247
XL Group PLC	10,020	372,744

		$2,125,985

Internet Software & Services — 1.7%
Akamai Technologies, Inc.(1)	12,290	$858,088

		$858,088

IT Services — 2.1%
Black Knight Financial Services, Inc., Class A(1)	3,870	$119,467
Euronet Worldwide, Inc.(1)	14,770	911,309

		$1,030,776

Leisure Products — 1.5%
Vista Outdoor, Inc.(1)	16,800	$754,320

		$754,320

Machinery — 2.5%
Greenbrier Cos., Inc. (The)	11,160	$522,846
RBC Bearings, Inc.(1)	9,860	707,554

		$1,230,400

Marine — 0.9%
Kirby Corp.(1)	6,170	$472,992

		$472,992

Metals & Mining — 1.9%
Compass Minerals International, Inc.	11,830	$971,716

		$971,716

Multiline Retail — 1.8%
Big Lots, Inc.	8,280	$372,517
Tuesday Morning Corp.(1)	46,760	526,752

		$899,269

Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy, Inc.(1)	6,230	$469,617
Gulfport Energy Corp.(1)	13,710	551,828
PDC Energy, Inc.(1)	12,010	644,216

		$1,665,661

Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC(1)	4,280	$753,580

		$753,580

Real Estate Investment Trusts (REITs) — 1.5%
CubeSmart	32,540	$753,626

		$753,626

Road & Rail — 1.4%
Genesee & Wyoming, Inc., Class A(1)	9,060	$690,191

		$690,191

Semiconductors & Semiconductor Equipment — 7.1%
Atmel Corp.	39,665	$390,899
Cirrus Logic, Inc.(1)	21,310	725,179
Cypress Semiconductor Corp.(1)	70,890	833,666
MA-COM Technology Solutions Holdings, Inc.(1)	9,442	361,157
PMC-Sierra, Inc.(1)	56,040	479,702
Qorvo, Inc.(1)	9,687	777,576

		$3,568,179

Software — 5.8%
Cadence Design Systems, Inc.(1)	38,970	$766,150
Mentor Graphics Corp.	42,680	1,128,032
Verint Systems, Inc.(1)	16,480	1,001,078

		$2,895,260

Specialty Retail — 1.6%
Restoration Hardware Holdings, Inc.(1)	7,926	$773,815

		$773,815

Thrifts & Mortgage Finance — 1.7%
MGIC Investment Corp.(1)	74,680	$849,858

		$849,858

Total Common Stocks (identified cost $40,673,711)		$49,618,501

6	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$562	$561,546

Total Short-Term Investments (identified cost $561,546)		$561,546

Total Investments — 100.1% (identified cost $41,235,257)		$50,180,047

Other Assets, Less Liabilities — (0.1)%		$(68,577)

Net Assets — 100.0%		$50,111,470

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

7	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $40,673,711)	$49,618,501
Affiliated investment, at value (identified cost, $561,546)	561,546
Cash	1,603
Dividends receivable	29,211
Interest receivable from affiliated investment	114
Receivable for Fund shares sold	3,262
Total assets	$50,214,237

Liabilities
Payable for investments purchased	$4,541
Payable for Fund shares redeemed	18,025
Payable to affiliates:
Investment adviser fee	26,483
Distribution and service fees	10,209
Trustees’ fees	830
Accrued expenses	42,679
Total liabilities	$102,767
Net Assets	$50,111,470

Sources of Net Assets
Paid-in capital	$35,867,609
Accumulated net realized gain	5,418,285
Accumulated net investment loss	(119,214)
Net unrealized appreciation	8,944,790
Net Assets	$50,111,470

Class A Shares
Net Assets	$36,947,196
Shares Outstanding	1,526,410
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.21
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$25.69

Class C Shares
Net Assets	$2,964,526
Shares Outstanding	131,673
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.51

Class I Shares
Net Assets	$10,199,748
Shares Outstanding	416,904
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends	$225,099
Interest allocated from affiliated investment	1,339
Expenses allocated from affiliated investment	(126)
Total investment income	$226,312

Expenses
Investment adviser fee	$166,903
Distribution and service fees
Class A	45,190
Class C	14,528
Trustees’ fees and expenses	1,662
Custodian fee	18,658
Transfer and dividend disbursing agent fees	35,016
Legal and accounting services	22,404
Printing and postage	6,160
Registration fees	26,103
Miscellaneous	8,902
Total expenses	$345,526

Net investment loss	$(119,214)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,871,015
Investment transactions allocated from affiliated investment	3
Net realized gain	$6,871,018
Change in unrealized appreciation (depreciation) —
Investments	$(2,793,578)
Net change in unrealized appreciation (depreciation)	$(2,793,578)

Net realized and unrealized gain	$4,077,440

Net increase in net assets from operations	$3,958,226

9	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment loss	$(119,214)	$(283,582)
Net realized gain from investment transactions	6,871,018	6,965,202
Net change in unrealized appreciation (depreciation) from investments	(2,793,578)	(5,623,506)
Net increase in net assets from operations	$3,958,226	$1,058,114
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$328,261	$742,768
Class C	329,492	200,349
Class I	1,070,631	4,914,373
Cost of shares redeemed
Class A	(1,886,458)	(7,624,441)
Class C	(483,449)	(594,206)
Class I	(11,540,628)	(4,091,369)
Net decrease in net assets from Fund share transactions	$(12,182,151)	$(6,452,526)

Net decrease in net assets	$(8,223,925)	$(5,394,412)

Net Assets
At beginning of period	$58,335,395	$63,729,807
At end of period	$50,111,470	$58,335,395

Accumulated net investment loss included in net assets
At end of period	$(119,214)	$—

10	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2015

Financial Highlights

	Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012		2011		2010
Net asset value — Beginning of period	$22.460		$22.070	$16.260	$15.250		$15.940		$12.860

Income (Loss) From Operations
Net investment loss(1)	$(0.057)		$(0.113)	$(0.087)	$(0.030)		$(0.106	)(2)	$(0.013	)(2)
Net realized and unrealized gain (loss)	1.807		0.503	6.017	1.040		(0.584)		3.093

Total income (loss) from operations	$1.750		$0.390	$5.930	$1.010		$(0.690)		$3.080

Less Distributions
From net investment income	$—		$—	$(0.120)	$—		$—		$—

Total distributions	$—		$—	$(0.120)	$—		$—		$—

Net asset value — End of period	$24.210		$22.460	$22.070	$16.260		$15.250		$15.940

Total Return(3)	7.79	%(4)	1.77%	36.54%	6.62%		(4.33)%		23.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,947		$35,786	$42,046	$35,592		$40,087		$66,278
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.33	%(7)	1.31%	1.31%	1.43%		1.40%		1.39%
Net investment loss	(0.49	)%(7)	(0.52)%	(0.45)%	(0.18)%		(0.65	)%(2)	(0.09	)%(2)
Portfolio Turnover of the Portfolio(8)	—		—	—	26	%(4)	84%		78%
Portfolio Turnover of the Fund	41	%(4)	55%	61%	37	%(4)(9)	—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.023 and $0.021 per share for the years ended December 31, 2011 and December 31, 2010, respectively. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.80)% and (0.24)% for the years ended December 31, 2011 and December 31, 2010, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2015

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012		2011		2010
Net asset value — Beginning of period	$20.970		$20.760	$15.390	$14.550		$15.320		$12.450

Income (Loss) From Operations
Net investment loss(1)	$(0.134)		$(0.260)	$(0.216)	$(0.146)		$(0.219	)(2)	$(0.111	)(2)
Net realized and unrealized gain (loss)	1.674		0.470	5.683	0.986		(0.551)		2.981

Total income (loss) from operations	$1.540		$0.210	$5.467	$0.840		$(0.770)		$2.870

Less Distributions
From net investment income	$—		$—	$(0.097)	$—		$—		$—

Total distributions	$—		$—	$(0.097)	$—		$—		$—

Net asset value — End of period	$22.510		$20.970	$20.760	$15.390		$14.550		$15.320

Total Return(3)	7.34	%(4)	1.01%	35.59%	5.77%		(5.03)%		23.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,965		$2,913	$3,280	$2,818		$4,146		$7,300
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.08	%(7)	2.06%	2.06%	2.19%		2.15%		2.14%
Net investment loss	(1.24	)%(7)	(1.26)%	(1.20)%	(0.96)%		(1.41	)%(2)	(0.84	)%(2)
Portfolio Turnover of the Portfolio(8)	—		—	—	26	%(4)	84%		78%
Portfolio Turnover of the Fund	41	%(4)	55%	61%	37	%(4)(9)	—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.021 and $0.020 per share for the years ended December 31, 2011 and December 31, 2010, respectively. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.55)% and (0.99)% for the years ended December 31, 2011 and December 31, 2010, respectively.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2015

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2011(1)
			2014	2013	2012
Net asset value — Beginning of period	$22.670		$22.220	$16.320	$15.270		$16.300

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.022)		$(0.056)	$(0.029)	$0.010		$(0.021)
Net realized and unrealized gain (loss)	1.822		0.506	6.044	1.040		(1.009)

Total income (loss) from operations	$1.800		$0.450	$6.015	$1.050		$(1.030)

Less Distributions
From net investment income	$—		$—	$(0.115)	$—		$—

Total distributions	$—		$—	$(0.115)	$—		$—

Net asset value — End of period	$24.470		$22.670	$22.220	$16.320		$15.270

Total Return(3)	7.94	%(4)	2.03%	36.93%	6.88%		(6.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,200		$19,636	$18,404	$11,550		$9,042
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.08	%(7)	1.06%	1.06%	1.18%		1.15	%(7)
Net investment income (loss)	(0.19	)%(7)	(0.25)%	(0.15)%	0.06%		(0.32	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—	—	26	%(4)	84	%(9)
Portfolio Turnover of the Fund	41	%(4)	55%	61%	37	%(4)(10)	—

(1)	For the period from commencement of operations on July 29, 2011 to December 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the Portfolio’s year ended December 31, 2011.

(10)	For the period from May 1, 2012 through December 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Special Equities Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to May 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Special Equities Fund

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide growth of capital. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance

Special Equities Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $1,354,339, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Additionally, at December 31, 2014, the Fund had a net capital loss of $100,808 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$41,232,844

Gross unrealized appreciation	$9,744,449
Gross unrealized depreciation	(797,246)

Net unrealized appreciation	$8,947,203

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2015, the Fund’s investment adviser fee amounted to $166,903. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $6,693 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $761 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

15

Eaton Vance

Special Equities Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2015 amounted to $45,190 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2015, the Fund paid or accrued to EVD $10,896 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2015 amounted to $3,632 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2015, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders, and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,169,928 and $32,381,985, respectively, for the six months ended June 30, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	13,988	34,004
Redemptions	(81,137)	(345,454)

Net decrease	(67,149)	(311,450)

16

Eaton Vance

Special Equities Fund

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	14,948	9,742
Redemptions	(22,227)	(28,783)

Net decrease	(7,279)	(19,041)

Class I	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sales	46,782	221,446
Redemptions	(496,206)	(183,297)

Net increase (decrease)	(449,424)	38,149

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$49,618,501	*	$—	$—	$49,618,501
Short-Term Investments	—		561,546	—	561,546

Total Investments	$49,618,501		$561,546	$—	$50,180,047

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Special Equities Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the

Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

18

Eaton Vance

Special Equities Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Special Equities Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

19

Eaton Vance

Special Equities Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, including the Fund’s focus on higher quality small capitalization companies. In addition, the Board considered the actions the Adviser has been taking to improve performance, including changes in the equity group’s leadership, portfolio management and analysts staffing. The Board concluded that it was appropriate to allow additional time to evaluate the effectiveness of those actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, and in light of the level of the Adviser’s 2014 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

20

Eaton Vance

Special Equities Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Special Equities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Special Equities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7701 6.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 17, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 17, 2015